UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02064

PAX WORLD FUNDS SERIES TRUST I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	06/30/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Semi-Annual Report to Shareholders

ACTIVE U.S. EQUITY

PAX LARGE CAP FUND

PAX MID CAP FUND

PAX SMALL CAP FUND

SMART BETA U.S. EQUITY

PAX ESG BETA® QUALITY FUND

PAX ESG BETA® DIVIDEND FUND

PASSIVE INTERNATIONAL EQUITY

PAX MSCI EAFE ESG LEADERS INDEX FUND

GLOBAL THEMATIC EQUITY

PAX ELLEVATE GLOBAL WOMEN'S INDEX FUND

PAX GLOBAL ENVIRONMENTAL MARKETS FUND

FIXED INCOME

PAX CORE BOND FUND

PAX HIGH YIELD BOND FUND

ASSET ALLOCATION

PAX BALANCED FUND

SEMI-ANNUAL REPORT

June 30, 2017

PAX

Pax World Mutual Funds

For Tomorrow®

Table of Contents

Glossary of Terms	1
Letter to Shareholders	5
Portfolio Manager Comments and Highlights
Pax Large Cap Fund	9
Pax Mid Cap Fund	12
Pax Small Cap Fund	15
Pax ESG Beta Quality Fund	18
Pax ESG Beta Dividend Fund	21
Pax MSCI EAFE ESG Leaders Index Fund (formerly Pax MSCI International ESG Index Fund)	24
Pax Ellevate Global Women’s Index Fund	29
Pax Global Environmental Markets Fund	35
Pax Core Bond Fund	40
Pax High Yield Bond Fund	43
Pax Balanced Fund	47
Sustainable Investing Update	50
Shareholder Expense Examples	52
Schedules of Investments	55
Statements of Assets and Liabilities	100
Statements of Operations	104
Statements of Changes in Net Assets	106
Statements of Changes in Net Assets—Shares of Beneficial Interest	112
Financial Highlights	116
Notes to Financial Statements	132
Account Options and Services	166

For More Information

General Fund Information

800.767.1729

Shareholder Account Information

800.372.7827

Account Inquiries

Pax World
P.O. Box 9824
Providence, RI 02940-8024

Investment Advisers

Pax World Management LLC
Pax Ellevate Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Transfer and
Dividend Disbursing Agent

BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 9824
Providence, RI 02940-8024

Custodian

State Street Bank
and Trust Company
1 Lincoln Street
Boston, MA 02111

Glossary of Terms

Bloomberg Barclays U.S. Aggregate Bond Index is a broad based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in United States.

BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index tracks the performance of BB- and B rated fixed income securities publicly issued in the major domestic or eurobond markets, with total index allocation to an individual issuer limited to 2%.

Blended Index for the Balanced Fund is composed of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology and waste and pollution control. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. (“Impax”) with FTSE International. Impax is also the sub-adviser to the Pax Global Environmental Markets Fund.

Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Index Funds Average. The Lipper Core Bond Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities.

Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues.

Lipper International Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Large-Cap Core Funds Average. The Lipper International Large-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year

Glossary of Terms, continued

weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ration, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large Cap Core Funds Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average characteristics compared to the S&P 500 Index.

Lipper Mid-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mid-Cap Core Funds Average. The Lipper Mid-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE mid-cap ceiling. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Lipper Mixed-Asset Target Allocation Growth Funds Index tracks the results of the 30 largest mutual funds in the Lipper Mixed-Asset Target Allocation Growth Funds Average. The Lipper Mixed-Asset Target Allocation Growth Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. whose primary objective is to conserve principal by maintaining, at all times a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Index Average. The Lipper Multi-Cap Core Funds Index Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small- Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

MSCI All-Country World Index (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE (Net) Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Pax Global Women’s Leadership Index a customized market-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by Pax World Gender Analytics. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research.

Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S stocks.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

Russell Midcap Index measures performance of the mid-capitalization sector of the U.S. equity market. The index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000 Index. The index is a subset of the Russell 1000 Index and serves as the underlying index for the Russell Midcap Growth and Value Index series. The Index is reconstituted annually.

S&P 500 Index is an unmanaged index of large capitalization common stocks.

Glossary of Terms, continued

Performance for the MSCI ACWI Index, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, the MSCI World Index and the Pax Global Women’s Leadership Index are shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

Securities Indices above assume reinvestment of all distributions and interest payments, have no policy of sustainable investing and do not take in to account brokerage fees or expenses.

Lipper Indices above are not what are typically considered to be an “index” because they track the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Diversification does not eliminate the risk of experiencing investment losses.

One cannot invest directly in any index.

Letter to Shareholders
by Joseph Keefe, President & CEO

Dear fellow shareholders,

The first half of 2017 saw markets continue to rally as a new administration took office promising lower taxes, less regulation, $1 trillion in new infrastructure spending and other goodies that appealed to the investor class. As we enter the second half of the year, it is unclear whether an administration beset by scandal and false starts can deliver on a range of policy issues, from health care to tax reform. In addition to the administration’s inability to put the Russia collusion story behind it, we are also beginning to see that a one-party government may not be any more successful in delivering results than was divided government. At some point, the continuing partisan gridlock, divisiveness and outright ineptitude emanating from Washington, DC – sometimes referred to as political risk – could begin to take a toll on consumer confidence, investor confidence and, of course, on markets.

JPMorgan Chase CEO Jamie Dimon recently fumed that “it’s almost embarrassing being an American citizen.” Although some people initially thought he was talking about President Trump, he was actually expressing a more general frustration with gridlock in Washington and the federal government’s inability to get anything done. Mohamed El-Erian, chief economic adviser at Allianz, quickly chimed in that Dimon “is right to raise the alarm.” By “delaying the implementation of sensible economic policies,” wrote El-Erian, “political gridlock in Washington has for years undermined growth, made it less inclusive, and denied many Americans the higher level of prosperity that is both desirable and feasible.” El-Erian noted that the U.S. economy has still managed to deliver annual growth in the 1.5 – 2 percent range – “an outcome that illustrates the resilience of the private sector.”

The private sector has indeed shown remarkable resilience as our nation seems to become more and more ungovernable. However, the market is at an all-time high, valuations across a range of asset classes are rich, and we’ve become over-reliant on Federal Reserve policy to continue buying time for the economy. These are all reasons for caution. Moreover, although the Federal Reserve’s current policy preference is for continued tightening and higher interest rates, it has recently expressed some reservations about persistent low inflation and how this might factor into its normalization plans. Meanwhile, the prospect of a market at historic valuations gradually losing the stimulus it has grown accustomed to is bound to affect investor confidence. We are in uncharted territory and there are reasons to be concerned.

That said, there is good news as well: Europe has been in recovery, the U.S. economy continues to expand, unemployment and inflation are low, and fundamentals, including corporate earnings, seem to be pretty solid – which is why the Federal Reserve apparently still believes it can continue to raise rates. We may be in uncharted territory but there are reasons, as always, for Americans to be confident and optimistic. The question at this point may come down to whether a combination of political risk and historic valuations spook the market even though economic fundamentals remain relatively strong. We shall see.

There is also understandable consternation around the globe about some of the policy choices of the Trump administration. One can only hope that withdrawing from the Paris Climate Agreement ends up being the most short-sighted and ill-informed decision of the Trump presidency. It’s hard to imagine a greater blunder. The decision constitutes a withdrawal of the world’s largest economy and most consequential nation from global climate policy. It’s inconceivable to me what the Administration might have been thinking – other than playing to its political base – when it joined Syria and Nicaragua as the only three countries to reject the Paris accord. Virtually all the science and all informed opinion around the globe – including 194 other countries – have reached a consensus at odds with where the Trump administration has taken the United States.

Ironically, President Trump’s decision to withdraw from the Paris accord and ill-informed utterances about bringing back coal have seemed to galvanize the climate change movement. In the U.S., cities, states, corporations and individual citizens have pledged to redouble their efforts to combat climate change. California, the world’s sixth largest economy, just extended its cap and trade program with bi-partisan support. The other 19 nations at the recent G-20 meetings reiterated their commitment to the Paris agreement as well, leaving the Trump administration as a lonely outlier. President Trump may have inadvertently blundered into the most consequential moment in the history of the climate change movement – for which we may ultimately thank him!

Regardless of what happens in Washington, DC or which way the political winds blow, sustainable investors have an opportunity to make a difference – whether it be the challenge of climate change, or the fight for gender equality, or a host of other critical global issues. Our job at Pax is to grow your investment portfolio and we are singularly committed to delivering that growth. Indeed, we are growing ourselves, and so is the entire sustainable investing industry as more and more investors come to understand that sustainable investing is simply a smarter way to invest – for the investor, for society and for the planet.

But growth for growth’s sake has never been our focus at Pax, nor is it the focus of sustainable investing. What we seek to deliver are robust returns with lower risk and greater social impact. We do this by investing in companies that are developing the environmental solutions and technologies that will help lead the transition to a sustainable economy. We do this by investing in companies where women are better represented in corporate leadership. We do this by investing in community economic development, green bonds and other high-impact investments. We do this by integrating environmental, social and governance (ESG) standards into all our portfolios. We do this because you, our shareholders, have chosen to align your investments with your values and invest in the future, not the past.

We are thankful and humbled that you have chosen to entrust us with your investments.

Sincerely,

Joseph F. Keefe

President & CEO

Performance Information

Commentary The portfolio manager commentaries in this report provide insight from the respective fund managers in an effort to help you examine your fund. The views expressed therein are those of the portfolio managers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Pax World Management LLC, Pax Ellevate Management LLC and the funds disclaim any responsibility to update such views. The commentaries should not be relied upon as investment advice.

Historical performance Historical performance can be evaluated in several ways. Each fund’s portfolio highlights provide total and average annual total returns. A comparison of this historical data to an appropriate benchmark is also provided. These performance figures include changes in a fund’s share price, plus reinvestment of any dividends (generally income) and any capital gains (generally profits the fund earns when it sells securities that have grown in value). Past performance does not guarantee future results.

The Funds’ distributor, ALPS Distributors, Inc., is not affiliated with Pax World Management LLC, Pax Ellevate Management LLC, Aperio Group LLC, or Impax Asset Management, Ltd.

June 30, 2017
Pax Large Cap Fund

Portfolio Manager Christopher Brown

Portfolio Manager’s Comments

How did the Pax Large Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class and Institutional Class of the Fund had total returns of 8.60% and 8.68% respectively, compared to 9.34% for the S&P 500 Index and 8.90% for the Lipper Large-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

The Energy and Health Care sectors detracted from performance during the period. Conversely, overexposure to growth-oriented stocks relative to value and underexposure to dividend-yielding stocks helped relative performance as growth substantially outperformed value during the period.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

We reduced our overweight exposure in the Financial and Energy sectors and increased our overweight exposure to Real Estate Investment Trusts (REIT). We also reduced the underweight to Technology by adding to the sector.

What portfolio holdings contributed positively to performance?

The REIT sector was a positive contributor to performance through strong stock selection. American Tower and Crown Castle are benefitting from the continued growth in wireless services. The Consumer Discretionary sector was also a positive contributor through strong stock selection, notably Amazon. Amazon continued to dominate “Bricks and Mortar” retailers and its recent announcement to buy Whole Foods weighed heavily on retailers and grocers.

What portfolio holdings detracted from performance?

As a result of our sustainable investing discipline, we take a best-of-class approach to the Energy sector in this Fund, investing in energy companies with more positive ESG attributes. For the six-month period, our energy holdings detracted from performance as concerns regarding the oversupply of oil weighed heavily on holdings Schlumberger and Pioneer.

June 30, 2017
Pax Large Cap Fund, continued

Health Care also detracted from relative performance due to weak stock selection, notably Gilead and Biogen. Investor concern over the lack of health care plan changes out of Washington weighed heavily on the stocks.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

		Total Return
Share class	Ticker Symbol	YTD	Since Inception[1]
Institutional Class[2]	PXLIX	8.68%	7.77%
Individual Investor Class[2]	PAXLX	8.60%	7.70%
S&P 500 Index		9.34%	8.49%
Lipper Large-Cap Core Funds Index		8.90%	8.04%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	91.1%
Foreign Stocks	7.4%
Cash & Cash Equivalents	1.5%
Total	100.0%

June 30, 2017

Top Ten Holdings

Company	Percent of Net Assets
Apple, Inc.	5.2%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.0%
Chubb, Ltd.	4.0%
Cisco Systems, Inc.	3.6%
Berkshire Hathaway, Inc., Class B	3.4%
Stanley Black & Decker, Inc.	3.0%
Ingersoll-Rand PLC	2.9%
PepsiCo, Inc.	2.9%
Alphabet, Inc., Class A	2.8%
Total	36.7%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	20.7%
Health Care	16.0%
Financials	15.9%
Consumer Discretionary	10.5%
Industrials	10.2%
Energy	8.3%
Consumer Staples	7.9%
Real Estate	5.7%
Materials	2.4%
Telecommunication Services	1.8%
Other assets and liabilities (net)	0.6%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax Mid Cap Fund

Portfolio Manager Nathan Moser, CFA

Portfolio Manager’s Comments

How did the Pax Mid Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class and Institutional Class shares of the Fund had total returns of 7.19% and 7.39%, respectively, compared to 7.99% for the Russell Midcap Index (the Index) and 5.93% for the Lipper Mid-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

Strong stock selection in the Consumer Discretionary and Real Estate sectors was not enough to offset poor results in the Technology and Financials sectors. Within midcaps, growth outperformed value by 6.22% during the period. From an allocation standpoint, our underweight to Health Care was a meaningful detractor from performance.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The Fund continues to tilt towards value with overweight allocations to Financials and Consumer Staples. We find these sectors attractive from a valuation perspective and believe that, after meaningful underperformance in the period, they are poised for better returns.

What portfolio holdings contributed positively to performance?

ICON Plc., a contract research organization, was our top contributor to performance. This performance was likely driven by better than expected financial results and increased investor interest in the Health Care sector.

Check Point Software, a security focused software company, rose sharply during the period on better than expected financial results. In addition, the company likely benefitted from increased investor interest in cyber security firms.

June 30, 2017

What portfolio holdings detracted from performance?

Avnet Inc., a technology distributor, was our largest detractor from performance. Sharply lowered annual guidance due to large customer losses and added expenses drove the company’s share price lower in our view. We exited our position late in the period as we determined that fundamentals had deteriorated.

Capitol Federal Financial, Inc., a community bank, declined during the period. The combination of profit taking following a strong 2016 and lower interest rates likely led to the sell-off. We continue to hold shares as our fundamental view remains unchanged and valuation remains attractive.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

	Ticker Symbol	Total Return		Average Annual Return Since Inception[1]
Share class		YTD	1 Year
Institutional Class[2]	PMIDX	7.39%	12.89%	12.94%
Individual Investor Class[2]	PWMDX	7.19%	12.65%	12.72%
Russell Midcap Index		7.99%	16.48%	15.86%
Lipper Mid-Cap Core Funds Index		5.93%	18.07%	16.30%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is March 31, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	88.1%
Foreign Stocks	7.9%
Cash & Cash Equivalents	4.0%
Total	100.0%

June 30, 2017
Pax Mid Cap Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Whole Foods Market, Inc.	3.6%
ONE Gas, Inc.	3.4%
Newell Brands, Inc.	3.3%
Investors Bancorp, Inc.	3.3%
Newmont Mining Corp.	3.2%
Weyerhaeuser Co., REIT	3.2%
Alleghany Corp.	3.0%
White Mountains Insurance Group, Ltd.	2.9%
Yum! Brands, Inc.	2.9%
Celanese Corp., Class A	2.8%
Total	31.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	18.3%
Consumer Discretionary	13.0%
Information Technology	11.9%
Consumer Staples	11.6%
Industrials	9.3%
Real Estate	9.0%
Materials	7.2%
Health Care	6.2%
Energy	5.4%
Utilities	3.4%
Other assets and liabilities (net)	4.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax Small Cap Fund

Portfolio Manager Nathan Moser, CFA

Portfolio Manager’s Comments

How did the Pax Small Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class, Class A and Institutional Class shares of the Fund had total returns of 0.58%, 0.58% and 0.70%, respectively, compared to 4.99% for the Russell 2000 Index (the Index) and 3.90% for the Lipper Small-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

Strong stock selection in the Consumer Staples and Real Estate sectors was not enough to offset poor results in the Energy and Technology sectors. Growth outperformed value by 9.43% during the period, as measured by the Russell 2000 Growth Index and the Russell 2000 Value Index. From an allocation standpoint, our overweight to the Energy sector was a meaningful detractor from performance.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The Fund continues to tilt towards value with overweight allocations to Financials, Consumer Staples and Energy. We find these sectors attractive from a valuation perspective and believe that, after meaningful underperformance in the period, they are poised for better returns.

What portfolio holdings contributed positively to performance?

Legg Mason Inc., a global asset management company, was our top contributor to performance. Solid financial results coupled with an inexpensive valuation drove shares higher, in our view.

ICON Plc., a contract research organization, was a strong performer for the Fund. Strong performance was likely driven by better than expected financial results and increased investor interest in the Health Care sector.

June 30, 2017
Pax Small Cap Fund, continued

What portfolio holdings detracted from performance?

As a result of our sustainable investing discipline, we take a best-of-class approach to the Energy sector in this Fund, investing in energy companies with more positive ESG attributes. For the six-month period, two energy companies detracted from performance due to unfavorable market conditions.

PDC Energy Inc., an exploration and production company, was our largest detractor from performance. The energy sector was the worst performing sector during the period as oil prices declined. PDC Energy’s decline was largely due to oil’s move lower and higher leverage from a recent acquisition.

SemGroup Corporation, a midstream oil and gas company, declined sharply likely on the combination of Energy sector weakness and investor concerns over added leverage.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

	Ticker Symbol		Total Return		Average Annual Return
Share class			YTD	1 Year	3 years	5 years	Since Inception
Individual Investor Class[1]	PXSCX		0.58%	13.21%	4.77%	13.80%	9.51%
Class A1,2,4	PXSAX	NAV[3]	0.58%	13.25%	4.76%	13.80%	9.51%
		POP	-4.94%	7.01%	2.79%	12.52%	8.85%
Institutional Class[1]	PXSIX		0.70%	13.49%	5.01%	14.08%	9.79%
Russell 2000 Index			4.99%	24.60%	7.36%	13.70%	9.55%
Lipper Small-Cap Core Funds Index			3.90%	21.96%	6.93%	13.52%	9.42%

See “Glossary of Terms” for descriptions of benchmarks.

The Fund’s inception date is March 27, 2008.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses in prior periods: average annual returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which if reflected would reduce the performance shown.

June 30, 2017

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
U.S. Stocks	93.1%
Exchange-Traded Funds	1.2%
Foreign Stocks	0.9%
Cash & Cash Equivalents	4.8%
Total	100%

Top Ten Holdings

Company	Percent of Net Assets
Investors Bancorp, Inc.	3.4%
Natus Medical, Inc.	3.3%
Capitol Federal Financial, Inc.	3.1%
Antero Resources Corp.	3.0%
Legg Mason, Inc.	2.9%
US Foods Holding Corp.	2.8%
White Mountains Insurance Group, Ltd.	2.7%
Ligand Pharmaceuticals, Inc.	2.6%
Carter's, Inc.	2.4%
ICON PLC	2.4%
Total	28.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	27.9%
Industrials	12.0%
Information Technology	10.5%
Health Care	10.0%
Consumer Discretionary	9.1%
Consumer Staples	7.1%
Energy	6.5%
Real Estate	5.2%
Materials	2.3%
Utilities	2.2%
Exchange-Traded Funds	1.2%
Telecommunication Services	1.0%
Other assets and liabilities (net)	5.0%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax ESG Beta Quality Fund

Portfolio Manager Ran Leshem

Portfolio Manager Robert Tymoczko

Portfolio Manager Michael Branch, CFA

Portfolio Manager Annie Tran Aperio Group

Portfolio Manager David Loehwing Pax World

Portfolio Managers’ Comments

How did the Pax ESG Beta Quality Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Fund’s Individual Investor Class, Institutional Class, and Class A shares had total returns of 8.49%, 8.64% and 8.47%, respectively, compared to 9.27% for the Russell 1000 Index and 8.60% for the Lipper Multi-Cap Core Funds Index.

What factors contributed positively to performance?

Industry exposures, which are driven by the factor and ESG tilts, provided a positive boost to relative returns for the period. Particularly, an underweight to the hardest hit energy industries (Oil and Gas Exploration and Production, Oil and Gas Equipment and Services, Oil Gas and Consumable Fuels) benefitted relative performance.

What factors detracted from performance?

Two of the four factors in the strategy, earnings yield and earnings quality, significantly underperformed in the first half of the year. The strategy’s exposure to value, as measured by earnings yield, was the largest detractor as value stocks significantly underperformed growth stocks over the last six months. From a quality perspective, the tilt towards companies with higher earnings quality hurt relative performance substantially while an overweight to lower volatility and profitability factors only provided a marginal positive contribution.

Environmental, social and governance (ESG) factors, as measured by the Pax Sustainability Score, detracted modestly from performance for the period. The Fund overweights its portfolio towards companies with ESG strength. During the period, companies with stronger ESG profiles trailed those with weaker ESG profiles.

June 30, 2017
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

	Ticker Symbol		Total Return		Average Annual Return
Share class			YTD	1 Year	3 years	5 years	10 years
Individual Investor Class[1]	PXWGX		8.49%	15.43%	7.82%	12.96%	6.60%
Class A1,2,4	PXGAX	NAV[3]	8.47%	15.38%	7.81%	12.96%	6.60%
		POP	2.51%	9.00%	5.80%	11.69%	6.00%
Institutional Class[1]	PWGIX		8.64%	15.70%	8.09%	13.25%	6.85%
Russell 1000 Index			9.27%	18.03%	9.26%	14.67%	7.29%
Lipper Multi-Cap Core Funds Index			8.60%	18.14%	7.56%	13.64%	6.29%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

June 30, 2017
Pax ESG Beta Quality Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
U.S. Stocks	99.1%
Foreign Stocks	0.4%
Cash & Cash Equivalents	0.5%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Apple, Inc.	3.3%
Baxter International, Inc.	2.9%
Johnson & Johnson	2.8%
PepsiCo, Inc.	2.7%
Amazon.com, Inc.	2.6%
3M Co.	2.5%
Verizon Communications, Inc.	2.3%
Aflac, Inc.	2.2%
Alphabet, Inc., Class A	2.1%
Thermo Fisher Scientific, Inc.	2.0%
Total	25.4%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	22.4%
Health Care	15.7%
Consumer Discretionary	14.5%
Financials	11.0%
Industrials	10.8%
Consumer Staples	9.4%
Real Estate	4.6%
Utilities	4.1%
Telecommunication Services	3.8%
Materials	2.3%
Energy	0.8%
Other assets and liabilities (net)	0.6%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax ESG Beta Dividend Fund

Portfolio Manager Ran Leshem

Portfolio Manager Robert Tymoczko

Portfolio Manager Michael Branch, CFA

Portfolio Manager Annie Tran Aperio Group

Portfolio Manager David Loehwing Pax World

Portfolio Managers’ Comments

How did the Pax ESG Beta Dividend Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Fund’s Individual Class and Institutional Class shares had total returns of 6.77% and 6.94%, respectively, compared to 9.27% for the Russell 1000 Index and 6.28% for the Lipper Equity Income Funds Index.

What factors contributed positively to performance?

Industry exposures, which are driven by the factor and ESG tilts, detracted from relative returns for the period. The Fund’s underweight to the lagging Oil and Gas Exploration and Production industry benefitted relative performance.

What factors detracted from performance?

The overweight towards companies with higher dividend yield detracted for the period as dividend yield tends to struggle in an environment dominated by growth stocks. The tilt towards dividend sustainability factors detracted as well. Particularly, the strategy’s exposure to companies with higher earnings quality hampered relative results. The tilt towards companies with higher profitability and management quality had a negligible impact.

Environmental, social and governance (ESG) factors, as measured by the Pax Sustainability Score, detracted from performance for the period. The Fund overweights its portfolio towards companies with ESG strength. During the period, companies with stronger ESG profiles trailed those with weaker ESG profiles.

June 30, 2017
Pax ESG Beta Dividend Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

		Total Return
Share class	Ticker Symbol	YTD	Since Inception[1]
Institutional Class[2]	PXDIX	6.94%	5.98%
Individual Investor Class[2]	PAXDX	6.77%	5.82%
Russell 1000 Index		9.27%	8.43%
Lipper Equity Income Funds Index		6.28%	5.72%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	96.5%
Foreign Stocks	2.5%
Cash & Cash Equivalents	1.0%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
3M Co.	3.1%
Johnson & Johnson	2.7%
Apple, Inc.	2.4%
Amazon.com, Inc.	2.3%
Cisco Systems, Inc.	2.1%
Merck & Co., Inc.	2.1%
Procter & Gamble Co., The	2.0%
Microsoft Corp.	2.0%
PepsiCo, Inc.	2.0%
AT&T, Inc.	1.9%
Total	22.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

June 30, 2017

Sector Diversification

Sector	Percent of Net Assets
Information Technology	20.3%
Industrials	15.2%
Consumer Discretionary	12.9%
Health Care	12.7%
Financials	12.1%
Consumer Staples	9.3%
Telecommunication Services	4.5%
Utilities	3.1%
Energy	3.0%
Materials	2.9%
Real Estate	2.9%
Other assets and liabilities (net)	1.1%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax MSCI EAFE ESG Leaders Index Fund

Portfolio Manager Christopher Brown

Portfolio Manager Scott LaBreche

Portfolio Manager Greg Hasevlat

Portfolio Managers’ Comments

How did the Pax MSCI EAFE ESG Leaders Index Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Institutional Class and Individual Investor Class of the Fund had total returns of 14.05% and 13.93%, respectively, compared to 13.35% for the MSCI EAFE ESG Leaders (Net) Index (the “Index”) and 13.81% for the MSCI EAFE (Net) Index (“EAFE Index”), and 14.59% for the Lipper International Large-Cap Core Funds Index.

The Fund outperformed the EAFE Index during the first quarter but underperformed in the second quarter as higher beta international developed stocks drove market returns. These conditions were unfavorable based on the Fund’s lower risk profile, a byproduct of the Fund’s ESG focus, which drives the security selection process of the Fund. The Fund’s Institutional Class (PXNIX) has produced 10% lower beta and 8% lower risk (as measured by standard deviation) than the EAFE Index over the trailing 3 years, ending June 30, 2017.1

Over longer time periods, the Fund has produced strong peer results. Over the five-year period ending June 30, 2017, the Fund’s Institutional Class (PXNIX) ranks in the 26th percentile in the Lipper International Large Cap Core classification.2

What is the investment objective of the Fund?

The Fund is designed to track the performance of the Index with a view towards producing long-term risk-adjusted performance relative to the EAFE Index. The Fund and the Index are constructed to have a better environmental, social and governance (ESG) profile than the EAFE Index. Based on evaluations of ESG characteristics conducted by MSCI ESG Research as of June 30, 2017, the ESG profile of the Fund’s holdings averaged an overall rating of AA on MSCI ESG Research’s seven-point scale compared to an overall rating of A for the EAFE Index.3

June 30, 2017

What contributed positively and negatively to performance?

International developed markets, as represented by the EAFE Index, had strong absolute results during the first half of the year. The EAFE Index returned 13.81%, outpacing U.S. equity markets return of 9.34%, as represented by the S&P 500 Index.4

The Fund’s ESG profile helped relative performance versus the EAFE Index over the first six months of the year. To measure and analyze the ESG contribution to relative performance, we delineate stocks into three tiers based on MSCI IVA5 (Intangible Value Asset) ratings (Top Tier: AAA/AA/A - highest rated companies, Middle Tier: BBB/BB - average rated companies, Bottom Tier: B/CCC - lowest rated companies). For the six-month period, the highest-rated group and average rated companies added the most to relative performance, while the Fund’s large underweight allocation to the lowest-rated companies detracted from relative performance. Longer term, the highest-rated and average-weighted groups have contributed the most to relative performance since the Fund’s inception.

From a sector perspective, an underweight allocation to more sustainability challenged Oil, Gas and Consumable Fuels companies in the Energy sector produced positive relative performance versus the EAFE Index. Other positive contributors included the Materials sector driven by an underweight to the sustainability challenged Metals & Mining industry, followed by Health Care, which outperformed driven by higher ESG-rated pharmaceutical companies within Europe.

Fund holdings within the Financials sector detracted the most from relative performance, which was driven by the underperformance of the higher ESG-rated banks within Australia and Japan. Two other notable detractors were the Telecommunications and Industrial sectors.

On a regional basis, Europe added to relative performance versus the EAFE Index, while the Pacific region detracted. Within Europe, the UK and Netherlands produced positive relative results. Within the Pacific region, Australia and Hong Kong, detracted the most from relative performance.

[1]

The Pax MSCI EAFE ESG Leaders Index Fund – Institutional Class (PXNIX) three-year beta is 0.90 compared to 1.00 for the EAFE Index. Beta reflects the sensitivity of a Fund’s return to fluctuations in its benchmark: a beta for a benchmark is 1.00. A beta greater than 1.00 indicates above average volatility and risk. The Fund’s (PXNIX) three-year standard deviation is 11.31 compared to 12.25 for the EAFE Index. Standard deviation measures a Fund’s variation around its mean performance; a high standard deviation implies greater volatility. The minimum investment needed for investment in PXNIX is $250,000.

[2]

Data shown represents rankings for the Pax MSCI EAFE ESG Leaders Index Fund - Institutional Class (PXNIX) in the Lipper International Large Cap Core category based on average annual returns. Lipper rankings are based on total returns (not including sales charges) for the periods indicated and compare total return performance

June 30, 2017
Pax MSCI EAFE ESG Leaders Index Fund, continued

with that of other funds in the category. The Pax MSCI EAFE ESG Leaders Index Fund – Institutional Class (PXNIX) 1-year 74th percentile rank out of 117 funds, 3-year 42nd percentile rank out of 91 funds and the 5-year 26th percentile rank out of 86 funds. PXNIX is the oldest share class.

[3]

MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).

[4]	The S&P 500 Index is an unmanaged index of large capitalization common stocks.

[5]	MSCI ESG Research Intangible Value Asset (IVA) provides research, ratings, and analysis of companies’ risks and opportunities arising from environmental, social, and governance (ESG) factors.

Effective May 1, 2017, the name of the Pax MSCI International ESG Index Fund changed to the Pax MSCI EAFE ESG Leaders Index Fund.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

		Total Return		Average Annual Return
Share class	Ticker Symbol	YTD	1 year	3 Years	5 Years	Since Inception
Institutional Class[1]	PXNIX	14.05%	16.92%	0.97%	8.53%	4.76%
Individual Investor Class[1,2]	PXINX	13.93%	16.73%	0.71%	8.25%	4.49%
MSCI EAFE ESG Leaders (Net) Index		13.35%	18.04%	1.88%	9.16%	5.28%
MSCI EAFE (Net) Index		13.81%	20.27%	1.15%	8.69%	4.48%
Lipper International Large-Cap Core Funds Index		14.59%	20.16%	1.18%	8.41%	4.20%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.

[1]

The Fund’s inception date is January 27, 2011. On March 31, 2014, Pax World International Fund and Pax MSCI EAFE ESG Index ETF merged into the Pax MSCI International ESG Index Fund (the Fund), a passively managed index fund which seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Index. Based on the similarity of the Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the Predecessor Fund) is treated as the survivor of the mergers for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

Inception of the Individual Investor Class is March 31, 2014. The performance information shown for the Individual Investor Class shares for periods prior to March 31, 2014 includes the performance of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Individual Investor Class.

June 30, 2017

Asset Allocation	Percent of Investments
Foreign Stocks	98.1%
Exchange-Traded Funds	1.8%
Cash & Cash Equivalents	0.1%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Novartis AG	2.7%
Roche Holding AG	2.6%
iShares MSCI EAFE ETF	1.8%
Commonwealth Bank of Australia	1.6%
Siemens AG	1.5%
GlaxoSmithKline PLC	1.5%
SAP SE	1.4%
TOTAL SA	1.4%
Allianz SE	1.4%
Unilever NV	1.3%
Total	17.2%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	21.2%
Industrials	14.4%
Consumer Discretionary	11.7%
Health Care	11.4%
Consumer Staples	10.2%
Materials	7.9%
Information Technology	5.9%
Telecommunication Services	4.4%
Real Estate	3.6%
Utilities	3.4%
Energy	3.4%
Exchange-Traded Funds	1.8%
Other assets and liabilities (net)	0.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax MSCI EAFE ESG Leaders Index Fund, continued
Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
Japan	21.9%
United Kingdom	13.7%
Germany	9.8%
Switzerland	9.6%
France	9.4%
Australia	9.3%
Netherlands	5.3%
Sweden	4.3%
Spain	3.8%
Denmark	2.1%
Hong Kong	1.9%
Italy	1.5%
Singapore	1.4%
Norway	0.9%
Ireland	0.6%
Belgium	0.4%
Finland	0.4%
Luxembourg	0.3%
Portugal	0.3%
Israel	0.2%
Austria	0.2%
New Zealand	0.2%
Other assets and liabilities (net)	2.5%
Total	100.0%

June 30, 2017
Pax Ellevate Global Women’s Index Fund

Portfolio Manager Julie Fox Gorte, Ph.D.

Portfolio Manager Scott LaBreche

Portfolio Manager Heather Smith Pax Ellevate Management LLC

Portfolio Managers’ Comments

How did the Pax Ellevate Global Women’s Index Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class and Institutional Class had total returns of 12.31% and 12.47%, respectively, compared to 10.99% for the Pax Global Women’s Leadership Index (Women’s Index), 10.66% for the MSCI World (Net) Index (World Index) and 11.25% for the Lipper Global Multi-Cap Core Funds Index.

During the period, the Fund reached its three-year anniversary since adopting an index-based strategy, which began on June 4, 2014. Over the three-year period ending June 30, 2017, the Fund has outperformed the World Index: Institutional Class shares and Individual Investor Class shares had three-year returns of 5.93% and 5.66%, respectively, versus the World Index three-year return of 5.24%. The Fund has outperformed over this time period with lower risk (as measured by standard deviation). Over the three-year period ending June 30, 2017, the Fund’s Institutional Class has produced 12% lower beta, 10% lower standard deviation and 15% lower downside capture versus the World Index.1

The Fund (PXWIX) has also produced strong peer results over the three-year time period ending June 30, 2017. The Fund’s Institutional Class has posted a top 30% three-year percentile rank out of 140 funds based on average annual returns within the Lipper Global Multi-Cap Core classification, and a top 26% three-year percentile rank out of 714 funds based on average annual returns within the Morningstar World Large Stock classification.2

A significant driver of positive relative performance was the Fund’s large overweight to companies demonstrating strong gender leadership characteristics. Over this period, companies with three or more women on boards, with more than 25% women on their boards and those with at least 25% women in senior management have helped performance relative to the MSCI World Index.

June 30, 2017
Pax Ellevate Global Women’s Index Fund, continued

What is the investment objective of the Fund?

The Pax Ellevate Global Women’s Index Fund seeks investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Women’s Index, an index of companies around the world that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s investment approach overweight’s companies with more favorable gender characteristics– e.g., the number of women on the board of directors and women in management – rather than relying on market weights exclusively.

This Fund is the first of its kind—a broadly diversified mutual fund that invests in the highest-rated companies in the world for advancing women’s leadership. Among the companies in the Fund, 33% of board seats and 27% of executive management positions are held by women, as compared to global averages of 16% and 16%, respectively.3 Companies in the Women’s Index also meet threshold environmental, social and governance (ESG) standards, as rated by MSCI ESG Research.

What contributed positively and negatively to performance?

Over the first six -months of the year, the Fund’s large overweight to companies with three or more women directors, that have more than 25% women directors and have at least 25% women in senior management added the most to relative performance, while the Fund’s underweight allocation to and avoidance of the lowest-rated gender leaders detracted slightly.

Fund holdings across multiple sectors and regions produced strong relative results over the first half of 2017. On a sector basis, the Fund’s underweight allocation in the oil, gas and consumable fuels industry produced the most relative performance versus the MSCI World Index. This sector has notably fewer women in board and senior management roles than most others. The Information Technology (IT) sector added to relative performance and was the highest performing sector during the first half of year. Notable IT gender leaders that were among the highest contributors include: Yahoo, Salesforce, Facebook, Xerox and LM Ericsson. Within Financials, global banks and insurance companies produced the highest relative results during the period. Conversely, Consumer Staples and Consumer Discretionary companies detracted the most from relative performance over the first half of the year.

June 30, 2017

On a regional basis, the Fund’s holdings in Europe, North America and the Pacific regions added to relative performance during the period. Within Europe, gender leaders in France and the UK produced the best relative performance. Within in North America, U.S. holdings produced positive results. Within the Pacific region, the Fund’s underweight to Japan and an overweight to Australia added to performance.

Footnotes:

[1]

The Pax Ellevate Global Women’s Index Fund – Institutional Class (PXWIX) 3-year beta is 0.88 compared to 1.00 for the MSCI World Index. Beta reflects the sensitivity of a Fund’s return to fluctuations in its benchmark: a beta for a benchmark is 1.00. A beta greater than 1.00 indicates above average volatility and risk. The Pax Ellevate Global Women’s Index Fund – Institutional Class (PXWIX) 3-year standard deviation is 9.39 compared to 10.48 for the MSCI World Index. Standard Deviation measures a Fund’s variation around its mean performance; a high standard deviation implies greater volatility. The Pax Ellevate Global Women’s Index Fund – Institutional Class (PXWIX) 3-year downside capture is 85.42 compared to 100 for the MSCI World Index. Downside capture - measures an investment manager’s overall performance in down-markets. A downside capture ratio less than 100 indicates that the investment manager has outperformed its index during down-markets, while downside capture ratio greater than 100 indicates that the investment manager has underperformed its index during down-markets.

[2]

Data shown represents rankings for the Pax Ellevate Global Women’s Index Fund - Institutional Class (PXWIX) in the Lipper Global Multi-Cap Core category based on average annual returns. Lipper rankings are based on total returns (not including sales charges) for the periods indicated and compare total return performance with that of other funds in the category. The Pax Ellevate Global Women’s Index Fund - Institutional Class (PXWIX) 1-year 70th percentile rank out of 195 funds, 3-year 30th percentile rank out of 140 funds, 5-year 40th percentile rank out of 101 funds, 10-year 50th percentile rank out of 62 funds and Since reorganization 06/04/14 34th percentile rank out of 140 funds. Data shown represents rankings for the Pax Ellevate Global Women’s Index Fund - Institutional Class (PXWIX) in the Morningstar World Large Stock category based on average annual returns. Morningstar rankings are based on total returns for the periods indicated and compare total return performance with that of other funds in the category. The Pax Ellevate Global Women’s Index Fund - Institutional Class (PXWIX) 1-year 62nd percentile rank out of 864 funds, 3-year 26th percentile rank out of 714 funds and 5-year 33rd percentile rank out of 590 funds (10 year and Since reorganization 06/04/14 percentile ranks are not available). The minimum investment needed for investment in PXWIX is $250,000.

[3]	“The Tipping Point: Women on Boards and Financial Performance,” MSCI ESG Research, December 2016; MSCI World Index, Pax Gender Analytics, 2016.

June 30, 2017
Pax Ellevate Global Women’s Index Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

		Total Return		Average Annual Return
Share class	Ticker Symbol	YTD	1 year	3 years	5 years	10 years
Individual Investor Class[1]	PXWEX	12.31%	16.46%	5.66%	11.02%	3.42%
Institutional Class[1,2]	PXWIX	12.47%	16.83%	5.93%	11.31%	3.68%
Pax Global Women's Leadership (Net) Index*		10.99%	17.42%	6.50%	N/A	N/A
MSCI World (Net) Index		10.66%	18.20%	5.24%	11.38%	3.97%
Lipper Global Multi-Cap Core Funds Index		11.25%	20.18%	5.19%	11.26%	4.83%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.

*	A custom index calculated by MSCI. Inception date of Women’s Index is February 28, 2014.

[1]

On June 4, 2014 the Pax World Global Women’s Equality Fund merged into the Pax Ellevate Global Women’s Index Fund (the Fund), pursuant to an Agreement and Plan of Reorganization dated March 4, 2014 (the “Reorganization”). Because the Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

Inception of Institutional Class Shares is April 19, 2006. Pax World Global Women’s Equality Fund, a series of Pax World Funds Series Trust I, acquired Women’s Equity Fund, a series of Professionally Managed Portfolios (“Old Women’s Equity Fund”), on October 29, 2007. Performance information shown for Institutional Class Shares includes the performance of Retail Class shares of Old Women’s Equity Fund for periods prior to October 29, 2007, which has not been adjusted to reflect any differences in expenses between Old Women’s Equity Fund and the Pax World Global Women’s Equality Fund; if such expense adjustments were reflected, the returns would be higher than those shown. The Fund’s investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed.

Asset Allocation	Percent of Investments
U.S. Stocks	58.6%
Foreign Stocks	39.3%
Exchange Traded Funds	1.8%
Cash & Cash Equivalents	0.3%
Total	100.0%

June 30, 2017

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	2.7%
Principal Financial Group, Inc.	2.0%
Johnson & Johnson	1.9%
Texas Instruments, Inc.	1.9%
Facebook, Inc., Class A	1.9%
KeyCorp.	1.8%
salesforce.com, Inc.	1.7%
NIKE, Inc., Class B	1.7%
Abbott Laboratories	1.5%
Alphabet, Inc., Class C	1.5%
Total	18.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	22.8%
Information Technology	17.6%
Consumer Discretionary	11.9%
Health Care	11.5%
Consumer Staples	11.4%
Industrials	6.3%
Telecommunication Services	5.3%
Utilities	4.7%
Real Estate	2.4%
Materials	2.3%
Exchange-Traded Funds	1.8%
Energy	1.6%
Other assets and liabilities (net)	0.4%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax Ellevate Global Women’s Index Fund, continued
Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
United States	60.4%
France	7.5%
Canada	5.5%
United Kingdom	5.1%
Sweden	4.5%
Australia	4.2%
Germany	3.5%
Netherlands	1.7%
Norway	1.5%
Ireland	1.5%
Finland	1.0%
Spain	0.7%
Denmark	0.6%
Singapore	0.5%
Hong Kong	0.3%
Italy	0.3%
Switzerland	0.3%
Belgium	0.2%
Israel	0.2%
New Zealand	0.1%
Other assets and liabilities (net)	0.4%
Total	100.0%

June 30, 2017
Pax Global Environmental Markets Fund

Portfolio Manager Hubert Aarts

Portfolio Manager Bruce Jenkyn-Jones Sub-Adviser Impax Asset Management Ltd.
Portfolio Managers’ Comments

How did the Pax Global Environmental Markets Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class, Class A, and Institutional Class of the Fund had total returns of 15.12%, 15.15%, and 15.31%, respectively, versus 11.48% for the MSCI All-Country World (Net) Index and 16.24% for the FTSE Environmental Opportunities Index Series (“FTSE EOAS”).

What factors contributed to the Fund’s performance?

Severe air pollution in the world’s cities has a serious impact on public health. Although the terrible air quality in Chinese and Indian cities has received much attention, the UK has recently been in the spotlight, with the government losing a High Court case over its failure to tackle illegal air pollution. Companies addressing pollution issues delivered strong performance during the period.

As air pollution concerns escalate, and following technological advances, we have seen rising adoption of electric (“EV”) and hybrid vehicles around the world. This acceleration away from petrol and diesel engines is just one approach to tackle urban air pollution and the Fund has exposure to companies across the EV value chain.

In early June, President Trump announced that the U.S. will be withdrawing from the Paris Climate Agreement, though the process will take at least until 2020 to complete. The portfolio managers do not consider this widely-expected policy change to be a material headwind to environmental markets. We believe that other countries are now even more determined to implement the agreement, while in the U.S., states, cities and companies accounting for a significant portion of Gross Domestic Product (“GDP”) have also restated their intent to honor the Paris targets.

June 30, 2017
Pax Global Environmental Markets Fund, continued

Under a Trump presidency, expectations are for increased infrastructure spend in the U.S., with aging water infrastructure cited as a major issue and a priority to be addressed. This drove strong performance from Water Infrastructure companies at the beginning of the year.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

There were no significant positioning changes during the first half of 2017. The portfolio remains diversified to long-term growth opportunities in the environmental markets, with a balance of both cyclical and defensive exposures.

What portfolio holdings contributed positively to performance relative to the FTSE EOAS?

The global equity market rally continued and investor preference remained for cyclical stocks. Against this backdrop, the Energy Efficiency sub-sector continued to deliver strong returns. Philips Lighting (Netherlands) was particularly strong, benefiting from high growth in its LED business and development of its “connected” lighting business. This business line adds sensors to the lighting infrastructure to collect, analyze and use data. We believe both markets offer significant growth opportunities.

Companies addressing pollution issues delivered strong performance, driven by tightening emissions regulations and attractive business models. These included Agilent Technologies (U.S.) and Horiba (Japan).

Suez (Water Utilities, France) delivered a large contribution to performance, benefiting from improved sentiment toward the company and anticipation of more favorable news on their recent acquisition of GE Water.

What portfolio holdings detracted from performance relative to the FTSE EOAS?

Underperformance was largely stock specific. These included Sealed Air Corporation (Logistics, Food Safety & Packaging, U.S.) and Watts Water Technologies (Water Infrastructure, U.S.), which suffered share price declines after releasing cautious guidance for 2017. Others, such as Huaneng Renewables (Renewable Energy Developers & IPPs, Hong Kong), experienced profit taking following strong performance last year.

June 30, 2017
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

			Total Return		Average Annual Return
Share class	Ticker Symbol		YTD	1 year	3 years	5 years	Since Inception
Individual Investor Class[1]	PGRNX		15.12%	22.61%	5.77%	12.78%	5.81%
Class A1,2,4	PXEAX	NAV[3]	15.15%	22.63%	5.79%	12.79%	5.82%
		POP	8.85%	15.88%	3.81%	11.53%	5.17%
Institutional Class[1]	PGINX		15.31%	22.93%	6.04%	13.09%	6.08%
MSCI ACWI (Net) Index			11.48%	18.78%	4.82%	10.54%	4.88%
FTSE Environmental Opportunities Index Series			16.24%	25.00%	6.73%	13.85%	N/A
MSCI World (Net) Index			10.66%	18.20%	5.24%	11.38%	5.33%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.

[1]

The Fund’s inception date is March 27, 2008. The Fund’s investment adviser assumed certain expenses during the period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	51.7%
U.S. Stocks	46.0%
Cash & Cash Equivalents	2.3%
Total	100.0%

June 30, 2017
Pax Global Environmental Markets Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
Suez	3.9%
Sealed Air Corp.	3.9%
Legrand SA	3.3%
Siemens AG	3.3%
Delphi Automotive PLC	3.3%
Thermo Fisher Scientific, Inc.	3.1%
Xylem, Inc.	3.0%
Kubota Corp.	2.9%
Danaher Corp.	2.9%
Ecolab, Inc.	2.9%
Total	32.5%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Geographical Diversification

Country	Percent of Net Assets
United States	46.0%
Japan	10.6%
United Kingdom	10.3%
France	7.2%
Germany	6.5%
Ireland	4.0%
Switzerland	2.8%
Netherlands	2.3%
Taiwan	1.8%
Belgium	1.6%
Hong Kong	1.6%
China	1.5%
Spain	1.4%
Other assets and liabilities (net)	2.4%
Total	100.0%

June 30, 2017

Environmental Markets Classification System (EMCS)

Sector	Sub Sector	Percent of Net Assets
	Renewable & Alternative Energy		1.5%
	Renewable Energy Developers & Independent Power Producers (IPPs)	1.5%

	Energy Efficiency		32.2%
	Power Network Efficiency	2.9%
	Industrial Energy Efficiency	3.4%
	Buildings Energy Efficiency	13.3%
	Transport Energy Efficiency	7.5%
	Consumer Energy Efficiency	1.8%
	Diversified Energy Efficiency	3.3%

	Water Infrastructure & Technologies		26.8%
	Water Infrastructure	9.4%
	Water Treatment Equipment	2.9%
	Water Utilities	11.6%
	Diversified Water Infrastructure & Technology	2.9%

	Pollution Control		15.4%
	Pollution Control Solutions	1.6%
	Environmental Testing & Gas Sensing	10.9%
	Public Transportation	2.9%

	Waste Management & Technologies		3.6%
	Recycling & Value Added Waste Processing	1.2%
	General Waste Management	2.4%

	Food, Agriculture & Forestry		13.2%
	Logistics, Food Safety & Packaging	8.9%
	Sustainable & Efficient Agriculture	4.3%

	Diversified Environmental		4.9%
	Diversified Environmental	4.9%
	Other assets and liabilities (net)		2.4%
			100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax Core Bond Fund

Portfolio Manager Anthony Trzcinka, CFA

Portfolio Manager’s Comments

How did the Pax Core Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class and Institutional Class shares of the Fund had total returns of 1.86% and 1.98%, respectively, compared to 2.27% for the Bloomberg Barclays U.S. Aggregate Bond Index and 2.63% for the Lipper Core Bond Funds Index.

What factors contributed to the Fund’s performance?

Performance within the Fund’s corporate and government related sectors detracted from performance. Conversely, the Fund’s Treasury and taxable Municipal Bond sectors were the top contributors.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The Fund had no significant changes in the period. It continues to be positioned as a high credit quality portfolio with an average credit rating of AA-. We continue to have the view that we are in the latter part of the credit cycle and choose to focus mainly on higher credit quality companies.

In addition, the Fund has added a number of impact investments including an Apple green bond, two taxable muni green bonds (Los Angeles and Honolulu) and a Fannie Mae green mortgage back security (MBS). As of June 30, 2017, we have 15% of the portfolio held in impact investments. We will continue to seek new impact bonds as the market in general, and the green bond market specifically, is rapidly growing with new issuances across asset classes and sectors.

What portfolio holdings contributed positively to performance?

Four of the Fund’s treasuries holdings with maturities of 10 years and greater were positive contributors to performance. Despite forecasters calling for higher rates, rates on long-term treasuries came down as the yield curve flattened.

What portfolio holdings detracted from performance?

The Fund’s short-term treasuries securities detracted from performance. These treasuries were impacted by the Federal Reserve raising rates during the period.

June 30, 2017
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

	Ticker Symbol	Total Return
Share class		YTD	Since Inception[1]
Institutional Class[2]	PXBIX	1.98%	2.90%
Individual Investor Class[2]	PAXBX	1.86%	2.75%
Bloomberg Barclays U.S. Aggregate Bond Index		2.27%	3.41%
Lipper Core Bond Funds Index		2.63%	3.63%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Bonds	97.1%
Foreign Bonds	1.3%
Cash & Cash Equivalents	1.6%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
United States Treasury Note, 2.375%, 08/15/24	5.8%
United States Treasury Note, 1.875%, 04/30/22	5.4%
United States Treasury Note, 2.375%, 05/15/27	3.5%
United States Treasury Note, 3.000%, 05/15/47	3.0%
United States Treasury Note, 2.125%, 11/30/23	2.2%
United States Treasury Note, 1.375%, 01/15/20	1.8%
United States Treasury Note, 4.500%, 02/15/36	1.7%
United States Treasury Note, 2.125%, 09/30/21	1.5%
United States Treasury Note, 2.125%, 03/31/24	1.5%
United States Treasury Note (TIPS), 0.375%, 01/15/27	1.0%
Total	27.4%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

June 30, 2017
Pax Core Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Treasury Bonds	33.9%
Mortgage-Backed Bonds	26.5%
Corporate Bonds	28.8%
Municipal Bonds	5.1%
Agency/Gov't Related Bonds	2.8%
Gov't Bonds	0.8%
Community Investment Notes	0.5%
Other assets and liabilities (net)	1.6%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

Credit Quality

Bond Rating	Percent of Bonds
U.S. Government	63.1%
AAA	4.9%
AA+	0.2%
AA	1.6%
AA-	2.7%
A+	3.4%
A	4.0%
A-	3.1%
BBB+	6.3%
BBB	3.8%
BBB-	2.5%
BB+	0.7%
BB	1.2%
BB-	1.2%
B+	0.2%
Not Rated	1.1%
Total	100.0%

*

Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Not Rated: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

June 30, 2017
Pax High Yield Bond Fund

Portfolio Manager Peter Schwab, CFA

Portfolio Manager’s Comments

How did the Pax High Yield Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class, Class A, and Institutional Class shares of the Fund had total returns of 4.50%, 4.50%, and 4.64%, respectively, compared to 4.54% for the BofA Merrill Lynch U.S. High Yield—Cash Pay—BB-B (Constrained 2%) Index (the Index) and 4.72% for the Lipper High Yield Bond Funds Index.

What factors contributed to the Fund’s performance?

The outperformance was driven by positive credit selection in the Services, Telecommunications and Leisure sectors. This was partially offset by negative selection in the Retail and Energy sectors. By rating, the Fund’s higher quality BB and B rated names contributed to performance, while the lower quality CCC rated names were neutral to performance. Duration was a minor detractor of 8 basis points (bps)* during the period while cash, which averaged 4.9%, hurt relative performance by 17 bps.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

During the first half of 2017, the Fund increased its exposure to higher quality BB rated bonds from 42% to 47%, and reduced exposure to B rated bonds from 44% to 42%. CCC rated bonds increased to 8% from 6% due to a number of attractive new issues in the period. By sector, the Fund increased exposure to Consumer Goods, Leisure and Telecommunications, and reduced exposure to Banking, Capital Goods and Real Estate. The average S&P credit rating remains unchanged at B+.

What portfolio holdings contributed positively to performance?

Ion Geophysical, a seismic data provider to the Energy sector, performed well in the period due to better than expected cost cutting initiatives and stable demand for their services.

*	A basis point is 1/100th of one percent.

June 30, 2017
Pax High Yield Bond Fund, continued

PR Wireless, a wireless telecom service provider, announced a strategic combination with Sprint resulting in a material re-pricing of the loan.

Michael Baker International, a provider of engineering and consulting services, announced their intention to re-finance the bonds providing positive support for the trading levels.

What portfolio holdings detracted from performance?

Charlotte Russe, an apparel retailer, continued to perform poorly as they face headwinds from declining mall traffic and competitive pricing pressure. The company does have good liquidity and likely will continue to pursue profit improvement measures. The loan is not actively traded and is volatile.

Tom’s Shoes, a designer and manufacturer of shoes and apparel, performed poorly as their turnaround efforts, while showing signs of success, have been slow to materialize. The loan is also not actively traded.

Denbury Resources, an energy and production company, was weak due to declining oil prices which disproportionately impact companies with perceived high costs. The company, however, has reasonable liquidity and does not appear to be materially out-spending cash flow.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

	Ticker Symbol		Total Return		Average Annual Return
Share class			YTD	1 year	3 years	5 years	10 years
Individual Investor Class[1]	PAXHX		4.50%	13.55%	1.81%	4.87%	5.33%
Class A1,2,4	PXHAX	NAV[3]	4.50%	13.54%	1.85%	4.89%	5.34%
		POP	-0.25%	8.43%	0.31%	3.92%	4.85%
Institutional Class[1,4]	PXHIX		4.64%	13.70%	2.05%	5.10%	5.55%
BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index			4.54%	11.15%	4.56%	6.66%	7.15%
Lipper High Yield Bond Funds Index			4.72%	12.30%	3.48%	6.28%	6.06%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call 800.767.1729.

June 30, 2017

[1]

The Fund’s investment adviser assumed certain expenses in prior periods: average annual returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 4.50%. NAV performance does not reflect the deduction of the sales load or the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Individual Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
U.S. Bonds	78.7%
Foreign Bonds	13.2%
Loans	3.1%
U.S. Stocks	0.6%
Cash & Cash Equivalents	4.4%
Total	100.0%

Credit Quality

Bond Rating	Percent of Bonds
BBB-	3.4%
BB+	11.8%
BB	13.7%
BB-	21.6%
B+	13.3%
B	15.3%
B-	12.5%
CCC+	6.3%
CCC	1.0%
CCC-	0.7%
CC	0.2%
Not Rated	0.2%
Total	100.0%

See bond rating descriptions on page 42.

June 30, 2017
Pax High Yield Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
HCA, Inc., 5.875%, 02/15/26	1.3%
Charlotte Russe, Inc., 6.750%, 05/21/19	0.9%
ION Geophysical Corp., 9.125%, 12/15/21	0.8%
MEDNAX, Inc., 144A, 5.250%, 12/01/23	0.8%
Care Capital Properties LP, REIT, 5.125%, 08/15/26	0.8%
ARD Finance SA, 7.125%, 09/15/23	0.8%
Fly Leasing, Ltd., 6.375%, 10/15/21	0.8%
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25	0.7%
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	0.7%
SFR Group SA, 144A, 6.250%, 05/15/24	0.7%
Total	8.3%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable

Holdings are subject to change.

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Energy	13.4%
Telecommunications	11.9%
Media	10.6%
Basic Industry	9.3%
Health Care	7.6%
Retail	6.6%
Consumer Goods	5.4%
Technology & Electronics	4.5%
Services	4.1%
Leisure	3.9%
Financial Services	2.9%
Capital Goods	2.9%
Banking	2.9%
Automotive	2.1%
Real Estate	2.0%
Transportation	1.6%
Utility	0.8%
Insurance	0.5%
Other assets and liabilities (net)	7.0%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

June 30, 2017
Pax Balanced Fund

Portfolio Manager Christopher Brown

Portfolio Manager Anthony Trzcinka, CFA

Portfolio Manager Nathan Moser, CFA

Portfolio Managers’ Comments

How did the Pax Balanced Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2017, the Individual Investor Class and Institutional Class of the Fund had total returns of 6.27% and 6.37% respectively, compared to 6.48% for the 60% S&P 500 Index/ 40% Bloomberg Barclays U.S. Aggregate Bond Index (“BARCAP”) blend (the Blended Index) and 8.38% for the Lipper Mixed-Asset Target Allocation Growth Funds Index (Average).

What factors contributed to the Fund’s performance?

The Fund’s underweight to fixed income and overweight to equity versus the Blended Index contributed positively to the overall relative performance of the Fund as equities outperformed bonds during the period. However, the overall equity component of the Fund underperformed relative to the S&P 500 Index. The Fund’s U.S. equity exposure was a detractor to relative performance, while the Fund’s exposure to non-U.S. developed markets contributed positively to performance, as the MSCI EAFE Index significantly outperformed the S&P 500 Index. The bond component of the Fund underperformed BARCAP during the period. The corporate and government related sectors were the largest detractors to relative performance for the bond component.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

In our view, U.S. equities continue to look expensive from a valuation perspective, as the forward price-to-earnings ratio on the S&P 500 Index is well above its 25-year average. We have also not seen any fiscal policy changes come out of Washington in terms of tax cuts, infrastructure spending or a new healthcare program. This fiscal policy uncertainty could potentially weigh on the market in the near-term. We believe non-U.S. developed markets look attractive in relation to the U.S. market,

June 30, 2017
Pax Balanced Fund, continued

especially based on valuation measures. We have increased our equity exposure to non-U.S. developed markets and reduced our exposure to U.S. equities. We have also increased the portfolio’s allocation to fixed income during the period.

What portfolio holdings contributed positively and negatively to performance?

The Fund uses a team approach to allocate among multiple underlying funds managed by the Adviser in seeking to achieve its investment objectives. The performance of underlying funds contributed and detracted from Balanced Fund performance as follows:

The Pax Large Cap Fund underperformed the S&P 500 Index mainly due to an Energy sector overweight and stock selection within the sector.

The Pax ESG Beta Dividend Fund underperformed the Russell 1000 Index as the dividend yield factor tends to struggle in an environment dominated by growth stocks.

The Pax Mid Cap Fund underperformed the Russell Midcap Index due to Information Technology and Financial selections during the period.

The Pax MSCI EAFE ESG Leaders Index Fund outperformed the MSCI EAFE Index, adding to relative performance compared to the Blended Index.

The Pax Core Bond Fund underperformed the Bloomberg Barclays U.S. Aggreate Bond Index due to corporate and government related bond selections during the period. The Balanced Fund’s underweight to fixed income contributed to performance relative to the Blended Index.

June 30, 2017
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2017

	Ticker Symbol	Total Return		Average Annual Return
Share class		YTD	1 year	3 years	5 years	10 years
Individual Investor Class[1]	PAXWX	6.27%	9.56%	4.78%	8.32%	3.96%
Institutional Class[1]	PAXIX	6.37%	9.82%	5.05%	8.59%	4.22%
S&P 500 Index		9.34%	17.90%	9.61%	14.63%	7.18%
Blended Index		6.48%	10.33%	6.85%	9.64%	6.40%
Lipper Mixed-Asset Target Alloc. Growth Funds Index		8.38%	13.67%	5.48%	9.78%	5.45%

See “Glossary of Terms” for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For more recent month-end performance data, please visit www.paxworld.com or call us at 800.767.1729.

[1]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Fund Allocation	Percent of Net Assets
Equity
Large-Cap/Multi-Cap Core Strategies
Pax Large Cap Fund	39.6%
Pax ESG Beta Dividend Fund	7.1%
Small/Mid-Cap Core Strategies
Pax Mid Cap Fund	7.7%
Foreign Large Cap Blend Strategy
Pax MSCI EAFE ESG Leaders Index Fund	9.6%
Total Equity	64.0%

Fixed Income
Investment Grade/Intermediate
Pax Core Bond Fund	35.1%
Total Fixed Income	35.1%

Cash & Cash Equivalents	0.9%
Total	100.0%

June 30, 2017
Sustainable Investing Update (Unaudited)

Senior Vice President for Sustainable Investing Julie Gorte, Ph.D.,

New Opportunities, New Challenges

Six months ago, many people expected the newly elected administration to place numerous roadblocks before sustainable investing, and to deregulate in ways that freed companies to be as unsustainable as they wanted to be. Gloom and dread were the prevailing sentiments in sustainable investing.

Many of us, especially those who have been around for more than two decades, have been through some major political transitions before, and while they do change things, they never—not “almost never,” never—accomplish everything they promise during the campaign. Concern, preparation and extra effort are warranted when the winds of change blow against us, but despair is not. Here are a few examples of why.

We had a remarkably successful season of shareholder engagement in the first half of 2017. The largest success was a resolution that received a majority vote of over 67% at Occidental Petroleum that Pax World co-filed with the Nathan Cummings Foundation and Wespath Investment Management. The resolution asked the company to assess the long-term impacts of climate change on its business, something that every company should do if their business model is bonded to the fate of fossil fuels as a source of energy. The recent uptick in penetration of renewables into both the electricity generation market, and electric vehicles in the transportation market underscores the risks associated with business models that assume fossil fuels will be the dominant sources of energy for the foreseeable future.

Pax also co-filed climate change-related, or renewable energy-related, resolutions at UPS, ConocoPhillips and Dominion Resources. We were able to withdraw the resolution at UPS, and the votes at the others were 6.7% and 47.8%, respectively.

We continued our engagement on gender pay equality in 2017, expanding from the technology sector following successful engagements last year with Silicon Valley companies into financials. We achieved some progress in each of those engagements, though it wasn’t everything we wanted or asked for. Goldman Sachs, for example, agreed to publish a commitment to equal employment opportunity, including compensating all employees equitably at all levels. The company also agreed to analyze gender pay parity for U.S. employees across all job types and levels.

June 30, 2017

In all, we filed seven shareholder proposals asking that companies publish gender pay equity reports, and were able to successfully withdraw six of them after reaching agreements with the companies—Goldman Sachs, Bank of New York Mellon, Qualcomm, Verizon Communications, and AT&T—to do at least part of what we asked. The seventh, MasterCard, went to vote at the company’s annual meeting, and received a 7.8% vote in favor. That’s not a high vote, of course, but it’s enough to permit the resolution to be refiled next year. It can often take more than one year for shareholders to see the importance of certain issues, so a mediocre vote total the first year is not necessarily discouraging. We believe the votes on climate change this year are ample proof: when shareholders first began filing proposals on climate change-related issues with the oil majors, the vote totals were often somewhere between low and, well, meh.

And that brings us to the macro picture, or the political landscape. As this report is being written, Congress is considering passing a bill called the Financial CHOICE Act, one provision of which would make it difficult for any but the very largest funds on the planet to ever file a shareholder proposal. That provision would extend the ownership threshold for filing shareholder proposals to 1% of the company’s securities entitled to a vote; for large companies, that threshold would mean ownership of billions of dollars’ worth of stock, all in one company, within one fund, for three years (the current threshold is 1 year). Most funds, even those with billions of dollars in assets, don’t have position sizes that large in any one company. Pax has been active in a coalition of investors that has mobilized to urge the Senate not to pass the Financial CHOICE Act, and has provided resources showing that the shareholder engagement process is aimed at improving company performance, and often does.

We see engagement as a primary tool in our effort to invest sustainably, and make all investing more compatible with sustainability. That means working not only with companies in our portfolios, but working in the public policy arena when necessary to help assure that shareholders keep their right to communicate with their representatives—boards of directors—at companies they are part owners of.

June 30, 2017
Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds. For more information, see the relevant Fund’s prospectus or talk to your financial adviser.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2017 and ending on June 30, 2017.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of twelve dollars. If you are invested in one of these account types, you should add an additional six dollars to the estimated expenses paid during the period.

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition if these transactional costs were included, our costs would have been higher.

June 30, 2017
Shareholder Expense Examples (Unaudited), continued

Based on Actual Fund Return
	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Individual Investor	$ 1,000.00	$ 1,086.00	0.96%	$ 4.97
Large Cap Fund - Institutional Investor	1,000.00	1,086.80	0.70%	3.62
Mid Cap Fund - Individual Investor	1,000.00	1,071.90	1.15%	5.91
Mid Cap Fund - Institutional	1,000.00	1,073.90	0.89%	4.58
Small Cap Fund - Individual Investor	1,000.00	1,005.80	1.16%	5.77
Small Cap Fund - Class A	1,000.00	1,005.80	1.16%	5.77
Small Cap Fund - Institutional	1,000.00	1,007.00	0.91%	4.53
ESG Beta Quality Fund - Individual Investor	1,000.00	1,084.90	0.90%	4.65
ESG Beta Quality Fund - Class A	1,000.00	1,084.70	0.90%	4.65
ESG Beta Quality Fund - Institutional	1,000.00	1,086.40	0.65%	3.36
ESG Beta Dividend Fund - Individual Investor	1,000.00	1,067.70	0.90%	4.61
ESG Beta Dividend Fund - Institutional Investor	1,000.00	1,069.40	0.65%	3.34
MSCI EAFE ESG Leaders Index Fund - Individual Investor	1,000.00	1,139.30	0.80%	4.24
MSCI EAFE ESG Leaders Index Fund - Institutional	1,000.00	1,140.50	0.55%	2.92
Global Women's Index Fund - Individual Investor	1,000.00	1,123.10	0.90%	4.74
Global Women's Index Fund - Institutional	1,000.00	1,124.70	0.65%	3.42
Global Environmental Markets Fund - Individual Investor	1,000.00	1,151.20	1.23%	6.56
Global Environmental Markets Fund - Class A	1,000.00	1,151.50	1.23%	6.56
Global Environmental Markets Fund - Institutional	1,000.00	1,153.10	0.98%	5.23
Core Bond Fund - Individual Investor	1,000.00	1,018.60	0.72%	3.60
Core Bond Fund - Institutional Investor	1,000.00	1,019.80	0.46%	2.30
High Yield Bond Fund - Individual Investor	1,000.00	1,045.00	0.97%	4.92
High Yield Bond Fund - Class A	1,000.00	1,045.00	0.97%	4.92
High Yield Bond Fund - Institutional	1,000.00	1,046.40	0.72%	3.65
Balanced Fund - Individual Investor	1,000.00	1,062.70	0.29%	1.48
Balanced Fund - Institutional	1,000.00	1,063.70	0.04%	0.20

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2017 and ending on June 30, 2017).

June 30, 2017
Shareholder Expense Examples (Unaudited), continued

Based on Hypothetical 5% Return (before expenses)
	Beginning Account Value 1/1/17	Ending Account Value 6/30/17	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Individual Investor	$ 1,000.00	$ 1,020.03	0.96%	$ 4.81
Large Cap Fund - Institutional Investor	1,000.00	1,021.32	0.70%	3.51
Mid Cap Fund - Individual Investor	1,000.00	1,019.09	1.15%	5.76
Mid Cap Fund - Institutional	1,000.00	1,020.38	0.89%	4.46
Small Cap Fund - Individual Investor	1,000.00	1,019.04	1.16%	5.81
Small Cap Fund - Class A	1,000.00	1,019.04	1.16%	5.81
Small Cap Fund - Institutional	1,000.00	1,020.28	0.91%	4.56
ESG Beta Quality Fund - Individual Investor	1,000.00	1,020.33	0.90%	4.51
ESG Beta Quality Fund - Class A	1,000.00	1,020.33	0.90%	4.51
ESG Beta Quality Fund - Institutional	1,000.00	1,021.57	0.65%	3.26
ESG Beta Dividend Fund - Individual Investor	1,000.00	1,020.33	0.90%	4.51
ESG Beta Dividend Fund - Institutional Investor	1,000.00	1,021.57	0.65%	3.26
MSCI EAFE ESG Leaders Index Fund - Individual Investor	1,000.00	1,020.83	0.80%	4.01
MSCI EAFE ESG Leaders Index Fund - Institutional	1,000.00	1,022.07	0.55%	2.76
Global Women's Index Fund - Individual Investor	1,000.00	1,020.33	0.90%	4.51
Global Women's Index Fund - Institutional	1,000.00	1,021.57	0.65%	3.26
Global Environmental Markets Fund - Individual Investor	1,000.00	1,018.70	1.23%	6.16
Global Environmental Markets Fund - Class A	1,000.00	1,018.70	1.23%	6.16
Global Environmental Markets Fund - Institutional	1,000.00	1,019.93	0.98%	4.91
Core Bond Fund - Individual Investor	1,000.00	1,021.22	0.72%	3.61
Core Bond Fund - Institutional Investor	1,000.00	1,022.82	0.46%	2.31
High Yield Bond Fund - Individual Investor	1,000.00	1,019.98	0.97%	4.86
High Yield Bond Fund - Class A	1,000.00	1,019.98	0.97%	4.86
High Yield Bond Fund - Institutional	1,000.00	1,021.22	0.72%	3.61
Balanced Fund - Individual Investor	1,000.00	1,023.36	0.29%	1.45
Balanced Fund - Institutional	1,000.00	1,024.60	0.04%	0.20

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2017 and ending on June 30, 2017).

June 30, 2017
Schedule of Investments (Unaudited)

Pax Large Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 99.4%

Consumer Discretionary: 10.5%
Amazon.com, Inc. (a)	32,039	$31,013,752
Mohawk Industries, Inc. (a)	59,903	14,477,956
Newell Brands, Inc.	280,000	15,013,600
Walt Disney Co., The	189,230	20,105,688
		80,610,996
Consumer Staples: 7.9%
Estee Lauder Cos, Inc., The, Class A	190,355	18,270,273
PepsiCo, Inc.	192,545	22,237,022
Procter & Gamble Co., The	41,103	3,582,126
Whole Foods Market, Inc.	401,151	16,892,468
		60,981,889
Energy: 8.3%
Antero Resources Corp. (a)(b)	450,914	9,744,252
ConocoPhillips	100,000	4,396,000
EOG Resources, Inc.	116,248	10,522,769
Pioneer Natural Resources Co.	93,614	14,938,922
Schlumberger, Ltd.	238,377	15,694,742
Valero Energy Corp.	130,000	8,769,800
		64,066,485
Financials: 15.9%
American Express Co.	20,000	1,684,800
Bank of America Corp.	740,000	17,952,400
Berkshire Hathaway, Inc., Class B (a)	154,036	26,089,077
Charles Schwab Corp., The	247,927	10,650,944
Chubb, Ltd.	210,431	30,592,459
First Republic Bank	105,429	10,553,443
JPMorgan Chase & Co.	147,018	13,437,445
U.S. Bancorp	213,939	11,107,713
		122,068,281
Health Care: 16.0%
Biogen, Inc. (a)	50,918	13,817,108
Celgene Corp. (a)	124,085	16,114,919
Gilead Sciences, Inc.	181,151	12,821,868
Johnson & Johnson	141,200	18,679,348
Merck & Co., Inc.	333,794	21,392,857
Thermo Fisher Scientific, Inc.	115,527	20,155,996
Zoetis, Inc.	316,754	19,759,115
		122,741,211
Industrials: 10.2%
3M Co.	68,461	14,252,896
Ingersoll-Rand PLC	246,003	22,482,214
Stanley Black & Decker, Inc.	161,863	22,778,980
Waste Management, Inc.	256,727	18,830,925
		78,345,015
Information Technology: 20.7%
Alphabet, Inc., Class A (a)	23,533	21,878,159
Alphabet, Inc., Class C (a)	23,575	21,423,313
Apple, Inc.	277,375	39,947,548
Cisco Systems, Inc.	884,784	27,693,739
Microsoft Corp.	548,357	37,798,248
PayPal Holdings Inc (a)	200,000	10,733,997
		159,475,004
Materials: 2.4%
Ecolab, Inc.	80,612	10,701,243
Vulcan Materials Co.	60,000	7,600,800
		18,302,043
Real Estate: 5.7%
American Tower Corp., REIT	114,525	15,153,949
Crown Castle International Corp., REIT	181,248	18,157,424
Prologis, Inc., REIT	180,000	10,555,199
		43,866,572
Telecommunication Services: 1.8%
AT&T, Inc.	364,296	13,744,888

TOTAL COMMON STOCKS
(Cost $589,114,017)		764,202,384

MONEY MARKET: 1.5%
State Street Institutional U.S. Government Money Market Fund (c)	11,561,377	11,561,377
(Cost $11,561,377)

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Large Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio	1,105,456	$1,105,456
(Cost $1,105,456)

TOTAL INVESTMENTS: 101.0%
(Cost $601,780,850)		776,869,217

PAYABLE UPON RETURN OF SECURITIES LOANED—
(NET): -0.1%		(1,105,456)

OTHER ASSETS AND LIABILITIES—
(NET): -0.9%		(6,763,990)

NET ASSETS: 100.0%		$768,999,771

(a)	Non-income producing security.

(b)	Security or partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $9,509,135.

(c)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Mid Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 95.3%

Consumer Discretionary: 13.0%
Aramark	75,000	$3,073,500
Autoliv, Inc. (b)	14,000	1,537,200
Carter's, Inc.	42,471	3,777,795
Newell Brands, Inc.	93,403	5,008,270
Toll Brothers, Inc.	46,320	1,830,103
Yum! Brands, Inc.	58,544	4,318,205
		19,545,073
Consumer Staples: 11.6%
Conagra Brands, Inc.	70,000	2,503,200
Lamb Weston Holdings, Inc.	53,333	2,348,785
Maple Leaf Foods, Inc.	124,900	3,153,320
US Foods Holding Corp. (a)	147,493	4,014,760
Whole Foods Market, Inc.	130,000	5,474,300
		17,494,365
Energy: 5.4%
Antero Resources Corp. (a)	197,300	4,263,653
Concho Resources, Inc. (a)	31,459	3,823,212
		8,086,865
Financials: 18.3%
Alleghany Corp. (a)	7,500	4,461,000
Capitol Federal Financial, Inc.	279,002	3,964,618
Citizens Financial Group, Inc.	70,000	2,497,600
Investors Bancorp, Inc.	374,319	5,000,904
Legg Mason, Inc.	92,693	3,537,165
RenaissanceRe Holdings, Ltd.	27,534	3,828,603
White Mountains Insurance Group, Ltd.	5,000	4,343,150
		27,633,040
Health Care: 6.2%
Biogen, Inc. (a)	12,000	3,256,320
Hologic, Inc. (a)	61,100	2,772,718
ICON PLC (a)	33,608	3,286,526
		9,315,564
Industrials: 9.3%
Expeditors Intl. of Washington, Inc.	30,575	1,726,876
Johnson Controls International PLC	87,836	3,808,569
Masco Corp.	60,597	2,315,411
Robert Half International, Inc.	30,000	1,437,900
Snap-on, Inc.	5,000	790,000
Waste Management, Inc.	53,000	3,887,550
		13,966,306
Information Technology: 11.9%
Amdocs, Ltd.	60,000	3,867,600
ARRIS International PLC (a)	94,308	2,642,510
Check Point Software Technologies, Ltd. (a)(b)	22,000	2,399,760
Citrix Systems, Inc. (a)	40,000	3,183,200
Genpact, Ltd.	77,910	2,168,235
Qorvo, Inc. (a)	30,000	1,899,600
Skyworks Solutions, Inc.	17,500	1,679,125
		17,840,030
Materials: 7.2%
Alcoa Corp.	49,999	1,632,467
Celanese Corp., Class A	45,000	4,272,300
Newmont Mining Corp.	150,000	4,858,500
		10,763,267
Real Estate: 9.0%
Forest City Realty Trust, Inc, Class A REIT (b)	113,253	2,737,325
Jones Lang LaSalle, Inc.	23,500	2,937,500
Prologis, Inc., REIT	53,000	3,107,920
Weyerhaeuser Co., REIT	142,500	4,773,750
		13,556,495
Utilities: 3.4%
ONE Gas, Inc.	74,344	5,189,955

TOTAL COMMON STOCKS
(Cost $117,890,543)		143,390,960

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Mid Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
MONEY MARKET: 4.0%
State Street Institutional U.S. Government Money Market Fund (c)	6,029,746	$6,029,746
(Cost $6,029,746)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio	1,557,500	1,557,500
(Cost $1,557,500)

TOTAL INVESTMENTS: 100.3%
(Cost $125,477,789)		150,978,206

PAYABLE UPON RETURN OF SECURITIES LOANED—
(NET): -1.0%		(1,557,500)

OTHER ASSETS AND LIABILITIES—
(NET): 0.7%		1,077,541

NET ASSETS: 100.0%		$150,498,247

(a)	Non-income producing security.

(b)	Security or partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $3,341,994.

(c)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Small Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 93.8%

Consumer Discretionary: 9.1%
Carter's, Inc.	230,800	$20,529,660
Gentex Corp. (b)	960,000	18,211,200
Jamba, Inc. (a)	650,000	5,063,500
Planet Fitness, Inc., Class A (b)	360,000	8,402,400
Sinclair Broadcast Group, Inc.	449,022	14,772,824
Toll Brothers, Inc.	270,696	10,695,199
		77,674,783
Consumer Staples: 7.1%
Maple Leaf Foods, Inc.	751,600	18,975,466
Performance Food Group Co. (a)	650,536	17,824,686
US Foods Holding Corp. (a)	868,619	23,643,809
		60,443,961
Energy: 6.5%
Antero Resources Corp. (a)(b)	1,169,792	25,279,205
Parsley Energy, Inc., Class A (a)	50,000	1,387,500
PDC Energy, Inc. (a)	206,232	8,890,662
SemGroup Corp, Class A	754,797	20,379,519
		55,936,886
Financials: 27.9% (c)
Alleghany Corp. (a)	16,786	9,984,313
Aspen Insurance Holdings, Ltd.	376,964	18,791,655
Beneficial Bancorp, Inc.	950,000	14,250,000
Capitol Federal Financial, Inc.	1,835,467	26,081,986
Charter Financial Corp.	401,997	7,235,946
HomeTrust Bancshares, Inc. (a)	778,499	18,995,376
Investors Bancorp, Inc.	2,178,920	29,110,371
Kearny Financial Corp/MD	1,201,135	17,836,855
Legg Mason, Inc.	654,637	24,980,948
Meridian Bancorp, Inc.	864,516	14,610,320
RenaissanceRe Holdings, Ltd.	136,404	18,966,976
TheStreet, Inc. (a)	1,471,653	1,221,472
Validus Holdings, Ltd.	254,652	13,234,264
White Mountains Insurance Group, Ltd.	26,505	23,023,038
		238,323,520
Health Care: 10.0%
Brookdale Senior Living, Inc. (a)	978,792	14,398,030
ICON PLC (a)	209,199	20,457,570
Ligand Pharmaceuticals, Inc. (a)(b)	182,440	22,148,216
Natus Medical, Inc. (a)(b)	754,722	28,151,131
		85,154,947
Industrials: 12.0%
Beacon Roofing Supply, Inc. (a)	306,376	15,012,424
Comfort Systems USA, Inc.	4,800	178,080
EMCOR Group, Inc.	221,400	14,475,132
ICF International, Inc. (a)	114,793	5,406,750
KLX, Inc. (a)	265,000	13,250,000
Korn/Ferry International	380,847	13,150,647
MRC Global, Inc. (a)	1,044,200	17,250,184
Thermon Group Holdings, Inc. (a)	638,950	12,248,672
WESCO International, Inc. (a)	207,008	11,861,558
		102,833,447
Information Technology: 10.5%
Apptio, Inc., Class A (a)(b)	690,370	11,977,920
ARRIS International PLC (a)	565,000	15,831,300
Avnet, Inc.	481,956	18,738,449
Callidus Software, Inc. (a)	515,000	12,463,000
ExlService Holdings, Inc. (a)	224,103	12,455,645
Verint Systems, Inc. (a)	420,000	17,094,000
Westell Technologies, Inc., Class A (a)	391,420	1,225,145
		89,785,459
Materials: 2.3%
Kaiser Aluminum Corp.	180,833	16,007,337
Valvoline, Inc.	160,775	3,813,583
		19,820,920
Real Estate: 5.2%
CatchMark Timber Trust, Inc, Class A, REIT	947,912	10,777,759
Physicians Realty Trust, REIT (b)	562,148	11,321,661
Ryman Hospitality Properties, Inc., REIT	197,012	12,610,738
Terreno Realty Corp., REIT	294,230	9,903,782
		44,613,940

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Small Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Telecommunication Services: 1.0%
ORBCOMM, Inc. (a)(b)	773,688	$8,742,674

Utilities: 2.2%
Unitil Corp.	383,023	18,503,841

TOTAL COMMON STOCKS		801,834,378
(Cost $739,317,378)

EXCHANGE-TRADED FUNDS: 1.2%
iShares Russell 2000 Value ETF (b)	86,349	10,264,306
(Cost $10,299,840)

MONEY MARKET: 4.8%
State Street Institutional U.S. Government Money Market Fund (d)	40,650,660	40,650,660
(Cost $40,650,660)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio	27,506,219	27,506,219
(Cost $27,506,219)

TOTAL INVESTMENTS: 103.0%
(Cost $817,774,097)		880,255,563

PAYABLE UPON RETURN OF SECURITIES LOANED—
(NET): -3.2%		(27,506,219)

OTHER ASSETS AND LIABILITIES—
(NET): 0.2%		2,089,703

NET ASSETS: 100.0%		$854,839,047

(a)	Non-income producing security.

(b)	Security or partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $74,784,921.

(c)	Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

(d)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax ESG Beta Quality Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 99.4%

Consumer Discretionary: 14.5%
Amazon.com, Inc. (a)	5,166	$5,000,688
Best Buy Co., Inc. (b)	3,094	177,379
BorgWarner, Inc.	18,806	796,622
Brinker International, Inc. (b)	37,736	1,437,742
Darden Restaurants, Inc.	2,066	186,849
Delphi Automotive PLC	9,415	825,225
Foot Locker, Inc.	2,506	123,496
GameStop Corp., Class A (b)	12,527	270,708
Gap Inc., The (b)	30,480	670,255
Home Depot, Inc., The	15,500	2,377,700
Lowe's Cos., Inc.	4,402	341,287
Macy's, Inc. (b)	27,500	639,100
Marriott International, Inc., Class A (b)	16,749	1,680,092
McDonald's Corp.	9,028	1,382,728
Michael Kors Holdings, Ltd. (a)	14,490	525,263
Michaels Cos, Inc./The (a)(b)	22,130	409,848
NIKE, Inc., Class B (b)	26,027	1,535,593
Nordstrom, Inc. (b)	9,381	448,693
Sally Beauty Holdings, Inc. (a)(b)	51,103	1,034,836
Scripps Networks Interactive, Inc. Class A	11,500	785,565
Starbucks Corp.	45,300	2,641,443
Target Corp.	8,063	421,614
Time Warner, Inc.	11,579	1,162,647
TJX Cos., Inc., The	3,152	227,480
Tupperware Brands Corp. (b)	8,223	577,501
VF Corp. (b)	16,300	938,880
Walt Disney Co., The	14,180	1,506,625
Williams-Sonoma, Inc. (b)	5,835	282,998
		28,408,857
Consumer Staples: 9.4%
Campbell Soup Co.	13,901	724,937
Clorox Co., The	1,640	218,514
Colgate-Palmolive Co.	6,728	498,747
CVS Health Corp.	24,664	1,984,465
Estee Lauder Cos, Inc., The, Class A (b)	8,219	788,860
General Mills, Inc.	29,116	1,613,026
Hershey Co.,The	6,686	717,876
Ingredion, Inc.	4,441	529,412
Kimberly-Clark Corp.	20,654	2,666,638
Kroger Co., The	19,107	445,575
PepsiCo, Inc.	45,180	5,217,838
Procter & Gamble Co., The	22,100	1,926,015
Sysco Corp.	15,968	803,669
Walgreens Boots Alliance, Inc.	2,890	226,316
		18,361,888
Energy: 0.8%
Dril-Quip, Inc. (a)(b)	2,984	145,619
Schlumberger, Ltd. (b)	1,084	71,371
Valero Energy Corp.	7,912	533,744
World Fuel Services Corp.	20,696	795,761
		1,546,495
Financials: 11.0%
Aflac, Inc.	56,430	4,383,482
Allstate Corp., The	954	84,372
American Express Co.	6,578	554,131
Discover Financial Services	26,470	1,646,169
East West Bancorp, Inc.	22,447	1,314,945
FactSet Research Systems, Inc. (b)	379	62,982
Lincoln National Corp.	21,569	1,457,633
MetLife, Inc.	7,929	435,619
PNC Financial Services Group, Inc.	30,700	3,833,509
Reinsurance Group of America, Inc.	23,738	3,047,722
Travelers Cos., Inc., The	16,532	2,091,794
Unum Group	55,824	2,603,073
		21,515,431
Health Care: 15.7%
AbbVie, Inc.	7,597	550,858
Agilent Technologies, Inc.	17,334	1,028,080
AmerisourceBergen Corp.	997	94,246
Amgen, Inc.	917	157,935
Anthem, Inc.	2,937	552,538
Baxter International, Inc.	92,705	5,612,361
Celgene Corp. (a)	17,207	2,234,673
Centene Corp. (a)	1,183	94,498
Cigna Corp.	331	55,406
Gilead Sciences, Inc.	13,966	988,513
HCA Healthcare, Inc. (a)	19,635	1,712,172
Henry Schein, Inc. (a)	589	107,799
Humana, Inc.	6,880	1,655,466
Johnson & Johnson	40,827	5,401,004
Merck & Co., Inc.	39,885	2,556,230

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax ESG Beta Quality Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Health Care, continued
Quest Diagnostics, Inc.	8,763	$974,095
Quintiles IMS Holdings, Inc. (a)(b)	3,280	293,560
Thermo Fisher Scientific, Inc.	22,222	3,877,072
UnitedHealth Group, Inc.	15,427	2,860,474
		30,806,980
Industrials: 10.8%
3M Co.	23,800	4,954,922
Delta Air Lines, Inc.	1,105	59,383
Expeditors Intl. of Washington, Inc. (b)	12,396	700,126
FedEx Corp.	3,731	810,858
JB Hunt Transport Services, Inc.	2,335	213,372
Landstar System, Inc.	21,229	1,817,202
Owens Corning	1,148	76,824
Robert Half International, Inc.	3,188	152,801
Roper Technologies, Inc. (b)	8,580	1,986,527
Ryder System, Inc.	17,331	1,247,485
Spirit AeroSystems Holdings, Inc., Class A	26,057	1,509,743
Stanley Black & Decker, Inc.	24,469	3,443,522
Toro Co., The	10,382	719,369
United Parcel Service, Inc., Class B	22,251	2,460,738
Waste Management, Inc.	13,039	956,411
		21,109,283
Information Technology: 22.4%
Accenture PLC, Class A	7,975	986,348
Alphabet, Inc., Class A (a)	4,465	4,151,021
Alphabet, Inc., Class C (a)	1,456	1,323,113
Apple, Inc.	44,684	6,435,390
CDW Corp.	1,459	91,231
Cisco Systems, Inc.	66,029	2,066,708
Cognizant Technology Solutions, Class A	24,303	1,613,719
eBay, Inc. (a)	53,106	1,854,462
F5 Networks, Inc. (a)	2,176	276,483
Facebook, Inc., Class A (a)	14,536	2,194,645
HP, Inc.	130,758	2,285,650
IBM	15,980	2,458,203
Intel Corp.	91,106	3,073,916
Intuit, Inc.	2,033	270,003
MasterCard, Inc., Class A	28,000	3,400,600
Microsoft Corp.	52,646	3,628,889
Oracle Corp.	23,974	1,202,056
QUALCOMM, Inc.	2,500	138,050
Red Hat, Inc. (a)	9,990	956,543
Synopsys, Inc. (a)	14,737	1,074,769
Texas Instruments, Inc.	45,595	3,507,623
Visa, Inc., Class A (b)	7,634	715,917
		43,705,339
Materials: 2.3%
Air Products & Chemicals, Inc.	4,886	698,991
Albemarle Corp.	472	49,815
Eastman Chemical Co.	18,005	1,512,240
Owens-Illinois, Inc. (a)(b)	16,846	402,956
Praxair, Inc.	9,469	1,255,116
Sonoco Products Co.	12,362	635,654
		4,554,772
Real Estate: 4.6%
Brixmor Property Group, Inc., REIT	6,397	114,378
Care Capital Properties, Inc., REIT (b)	21,841	583,155
CBRE Group, Inc., Class A (a)	45,500	1,656,200
Chimera Investment Corp., REIT	155,652	2,899,797
Hospitality Properties Trust, REIT	89,449	2,607,438
Host Hotels & Resorts, Inc., REIT	48,926	893,878
Senior Housing Properties Trust, REIT	14,185	289,941
		9,044,787
Telecommunication Services: 3.8%
AT&T, Inc.	76,188	2,874,573
Verizon Communications, Inc.	101,850	4,548,621
		7,423,194
Utilities: 4.1%
American Water Works Co., Inc.	37,984	2,960,853
Consolidated Edison, Inc. (b)	27,987	2,261,909
Dominion Energy, Inc. (b)	262	20,077
Eversource Energy (b)	3,182	193,179
Hawaiian Electric Industries, Inc. (b)	9,721	314,766
NextEra Energy, Inc.	6,782	950,362
PG&E Corp.	17,195	1,141,232

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax ESG Beta Quality Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Utilities, continued
WEC Energy Group, Inc. (b)	4,403	$270,256
		8,112,634

TOTAL COMMON STOCKS		194,589,660
(Cost $128,727,839)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund (c)	1,009,906	1,009,906
(Cost $1,009,906)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	1,019,376	1,019,376
(Cost $1,019,376)

TOTAL INVESTMENTS: 100.4%
(Cost $130,757,121)		196,618,942

PAYABLE UPON RETURN OF SECURITIES LOANED—
(NET): -0.5%		(1,019,376)

OTHER ASSETS AND LIABILITIES—
(NET): 0.1%		128,267

NET ASSETS: 100.0%		$195,727,833

(a)	Non-income producing security.

(b)	Security or partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $14,025,300.

(c)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 98.9%

Consumer Discretionary: 12.9%
Amazon.com, Inc. (a)	3,214	$3,111,152
Coach, Inc.	2,626	124,315
Darden Restaurants, Inc.	4,544	410,959
Delphi Automotive PLC	3,351	293,715
Domino's Pizza, Inc. (b)	1,335	282,393
GameStop Corp., Class A	17,941	387,705
Gap Inc., The (b)	39,913	877,687
Garmin, Ltd. (b)	12,106	617,769
Home Depot, Inc., The	15,672	2,404,085
Kohl's Corp. (b)	14,189	548,689
Lowe's Cos., Inc.	7,182	556,820
Macy's, Inc.	5,325	123,753
Marriott International, Inc., Class A	2,037	204,331
Mattel, Inc. (b)	11,080	238,552
McDonald's Corp.	12,672	1,940,844
Nordstrom, Inc. (b)	10,252	490,353
Omnicom Group, Inc. (b)	4,552	377,361
Polaris Industries, Inc. (b)	713	65,760
Regal Entertainment Group, Class A (b)	12,510	255,955
Royal Caribbean Cruises, Ltd.	4,657	508,684
Staples, Inc.	62,217	626,525
Starbucks Corp.	12,600	734,706
Target Corp.	2,791	145,941
Time Warner, Inc.	4,008	402,443
Tupperware Brands Corp.	14,810	1,040,106
Walt Disney Co., The	4,408	468,350
Williams-Sonoma, Inc. (b)	12,438	603,243
		17,842,196
Consumer Staples: 9.3%
Campbell Soup Co.	6,922	360,982
Clorox Co., The	2,641	351,887
Coca-Cola Co., The	46,352	2,078,887
Colgate-Palmolive Co.	482	35,731
CVS Health Corp.	3,625	291,668
General Mills, Inc.	11,102	615,051
Hershey Co.,The	2,537	272,398
Kellogg Co.	11,306	785,315
Kimberly-Clark Corp.	12,279	1,585,342
PepsiCo, Inc.	23,922	2,762,752
Procter & Gamble Co., The	32,260	2,811,458
Sysco Corp.	12,514	629,830
Whole Foods Market, Inc.	5,598	235,732
		12,817,033
Energy: 3.0%
Baker Hughes a GE Co.	6,112	333,165
EOG Resources, Inc.	5,317	481,295
Occidental Petroleum Corp.	9,806	587,085
Oceaneering International, Inc.	17,664	403,446
ONEOK, Inc.	6,458	336,849
Schlumberger, Ltd.	17,296	1,138,769
Targa Resources Corp.	12,303	556,096
Valero Energy Corp.	4,070	274,562
		4,111,267
Financials: 12.1%
Aflac, Inc.	10,801	839,022
Ameriprise Financial, Inc.	6,762	860,735
Bank of America Corp.	31,250	758,125
BlackRock, Inc.	877	370,454
CME Group, Inc.	19,988	2,503,296
Cullen/Frost Bankers, Inc.	2,233	209,701
FactSet Research Systems, Inc. (b)	1,498	248,938
Invesco, Ltd.	23,026	810,285
JPMorgan Chase & Co.	15,274	1,396,044
LPL Financial Holdings, Inc.	9,049	384,221
MetLife, Inc.	7,773	427,049
Moody's Corp.	11,947	1,453,711
Old Republic International Corp.	46,626	910,606
People's United Financial, Inc. (b)	109,346	1,931,050
Principal Financial Group, Inc.	12,419	795,685
Prudential Financial, Inc.	8,092	875,069
Regions Financial Corp.	23,014	336,925
U.S. Bancorp	31,277	1,623,902
		16,734,818
Health Care: 12.7%
Abbott Laboratories	27,383	1,331,088
AbbVie, Inc.	23,719	1,719,865
Alkermes PLC (a)(b)	478	27,710
Amgen, Inc.	8,843	1,523,030
Anthem, Inc.	948	178,347
Baxter International, Inc.	5,263	318,622
Becton Dickinson & Co.	2,436	475,288
Bristol-Myers Squibb Co.	6,592	367,306
Celgene Corp. (a)	1,959	254,415
Eli Lilly & Co.	13,140	1,081,422
Humana, Inc.	1,609	387,158

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Health Care, continued
IDEXX Laboratories, Inc. (a)	1,147	$185,149
Illumina, Inc. (a)	2,085	361,789
Johnson & Johnson	28,438	3,762,063
Merck & Co., Inc.	44,827	2,872,962
Quest Diagnostics, Inc.	4,908	545,573
ResMed, Inc. (b)	1,110	86,436
UnitedHealth Group, Inc.	11,376	2,109,338
		17,587,561
Industrials: 15.2%
3M Co.	20,460	4,259,566
Covanta Holding Corp. (b)	47,237	623,528
Cummins, Inc.	7,909	1,282,998
Donaldson Co., Inc.	2,715	123,641
Dover Corp.	8,289	664,944
Eaton Corp PLC	13,063	1,016,693
Emerson Electric Co.	37,742	2,250,178
Fastenal Co (b)	12,967	564,454
Hubbell, Inc.	1,202	136,030
Illinois Tool Works, Inc.	13,385	1,917,401
Ingersoll-Rand PLC	9,262	846,454
Lincoln Electric Holdings, Inc.	1,913	176,168
ManpowerGroup, Inc.	1,581	176,519
MSC Industrial Direct Co., Inc., Class A	1,551	133,324
Nielsen Holdings PLC	9,299	359,499
Pitney Bowes, Inc.	24,505	370,026
Robert Half International, Inc.	8,803	421,928
Rockwell Automation, Inc.	10,480	1,697,341
RR Donnelley & Sons, Co. (b)	3,701	46,411
Ryder System, Inc.	2,970	213,781
Stanley Black & Decker, Inc.	3,462	487,207
Timken Co., The	3,457	159,886
Union Pacific Corp.	5,221	568,619
United Parcel Service, Inc., Class B	17,575	1,943,619
Waste Management, Inc.	7,965	584,233
		21,024,448
Information Technology: 20.3%
Accenture PLC, Class A	15,254	1,886,615
Activision Blizzard, Inc.	5,670	326,422
Adobe Systems, Inc. (a)	3,019	427,007
Alphabet, Inc., Class A (a)	2,251	2,092,710
Analog Devices, Inc.	7,110	553,158
Apple, Inc.	22,860	3,292,297
Automatic Data Processing, Inc.	4,917	503,796
CA, Inc.	35,679	1,229,855
Cisco Systems, Inc.	93,371	2,922,511
Corning, Inc.	7,028	211,191
Dell Technologies, Inc., Class V (a)	5,233	319,789
DXC Technology Co. (a)	1,477	113,315
HP, Inc.	30,337	530,291
IBM	9,163	1,409,544
Intel Corp.	51,095	1,723,945
Jack Henry & Associates, Inc.	2,038	211,687
Leidos Holdings, Inc.	4,510	233,122
MasterCard, Inc., Class A	5,872	713,154
Maxim Integrated Products, Inc.	15,534	697,477
Microsoft Corp.	40,422	2,786,288
National Instruments Corp.	24,759	995,807
NetApp, Inc.	5,467	218,953
Oracle Corp.	3,778	189,429
QUALCOMM, Inc.	4,546	251,030
Sabre Corp. (b)	4,988	108,589
salesforce.com, Inc. (a)	5,385	466,341
Texas Instruments, Inc.	27,590	2,122,499
Visa, Inc., Class A	3,683	345,392
Western Digital Corp.	384	34,022
Western Union Co., The	47,393	902,837
Xilinx, Inc. (b)	4,735	304,555
		28,123,628
Materials: 2.9%
Air Products & Chemicals, Inc.	6,017	860,792
Avery Dennison Corp.	3,769	333,067
Celanese Corp., Class A	1,702	161,588
Eastman Chemical Co.	1,797	150,930
Ecolab, Inc.	1,278	169,655
EI du Pont de Nemours & Co.	2,082	168,038
Graphic Packaging Holding Co	9,269	127,727
International Flavors & Fragrances, Inc.	2,625	354,375
Mosaic Co., The	341	7,785
Praxair, Inc.	8,356	1,107,588
Sherwin-Williams Co., The	502	176,182
Sonoco Products Co.	7,259	373,258
WestRock Co.	937	53,090
		4,044,075

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax ESG Beta Dividend Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Real Estate: 2.9%
Care Capital Properties, Inc., REIT (b)	2,789	$74,466
Chimera Investment Corp., REIT	36,533	680,610
Hospitality Properties Trust, REIT	24,727	720,792
Host Hotels & Resorts, Inc., REIT	18,041	329,609
Iron Mountain, Inc., REIT	20,069	689,571
MFA Financial, Inc., REIT	20,980	176,022
Public Storage, REIT	645	134,502
Senior Housing Properties Trust, REIT	38,534	787,635
Uniti Group, Inc., REIT	14,314	359,854
		3,953,061
Telecommunication Services: 4.5%
AT&T, Inc.	70,983	2,678,189
CenturyLink, Inc. (b)	87,219	2,082,790
Verizon Communications, Inc.	33,599	1,500,531
		6,261,510
Utilities: 3.1%
CenterPoint Energy, Inc.	51,875	1,420,338
Consolidated Edison, Inc. (b)	16,139	1,304,354
Dominion Energy, Inc. (b)	10,642	815,496
PG&E Corp.	11,467	761,065
		4,301,253
TOTAL COMMON STOCKS
(Cost $122,666,919)		136,800,850

MONEY MARKET: 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,340,843	1,340,843
(Cost $1,340,843)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio	539,610	539,610
(Cost $539,610)

TOTAL INVESTMENTS: 100.3%
(Cost $124,547,372)		138,681,303

PAYABLE UPON RETURN OF SECURITIES LOANED—
(NET): -0.4%		(539,610)

OTHER ASSETS AND LIABILITIES—
(NET): 0.1%		131,669

NET ASSETS: 100.0%		$138,273,362

(a)	Non-income producing security.

(b)	Security or partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $10,287,319.

(c)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 97.0%

Australia: 9.3%
AGL Energy, Ltd.	75,836	$1,486,118
Amcor, Ltd.	140,932	1,755,693
AMP, Ltd.	279,144	1,113,849
APA Group	131,678	927,831
Aurizon Holdings, Ltd.	209,725	863,840
Australia & New Zealand Banking Group, Ltd	242,350	5,349,070
Bendigo & Adelaide Bank, Ltd.	37,942	322,984
BlueScope Steel, Ltd.	52,561	532,130
Brambles, Ltd.	129,533	968,594
Caltex Australia, Ltd.	35,117	852,756
Coca-Cola Amatil, Ltd.	85,938	609,829
Commonwealth Bank of Australia	143,227	9,111,565
Dexus, REIT	38,598	281,016
Goodman Group, REIT	183,000	1,106,012
GPT Group, The, REIT	351,695	1,293,543
Insurance Australia Group, Ltd.	248,119	1,293,108
LendLease Group	42,536	544,401
Macquarie Group, Ltd.	26,257	1,785,576
Mirvac Group, REIT	418,144	683,767
National Australia Bank, Ltd.	225,256	5,124,223
Newcrest Mining, Ltd.	60,660	941,428
South32 Ltd	210,699	433,936
Stockland, REIT	322,980	1,086,150
Sydney Airport	190,364	1,036,968
Telstra Corp., Ltd.	318,160	1,051,242
Transurban Group	178,908	1,629,386
Wesfarmers, Ltd.	107,947	3,328,545
Westpac Banking Corp.	273,411	6,401,629
Woodside Petroleum, Ltd.	57,545	1,320,027
		53,235,216
Austria: 0.2%
OMV AG	19,436	1,009,557

Belgium: 0.4%
Colruyt SA	9,728	512,361
KBC Group NV	16,297	1,235,622
Umicore SA	6,148	427,661
		2,175,644
Denmark: 2.1%
Genmab A/S (a)	5,611	1,196,376
Novo Nordisk A/S, Class B	155,447	6,679,135
Novozymes A/S, Class B	17,888	782,584
Pandora A/S	10,873	1,014,719
Vestas Wind Systems A/S	21,901	2,022,935
		11,695,749
Finland: 0.4%
Nokian Renkaat OYJ	16,878	698,639
Wartsila OYJ Abp	23,897	1,413,206
		2,111,845
France: 9.4%
Accor SA	19,128	897,278
Air Liquide SA	31,801	3,930,474
AXA SA	129,110	3,535,463
Capgemini SE	15,268	1,577,222
Carrefour SA (a)	37,840	956,668
Christian Dior SE	4,661	1,332,753
Cie de Saint-Gobain	43,433	2,319,540
Danone SA	48,616	3,648,997
Essilor International SA	24,124	3,068,879
Gecina SA, REIT	6,896	1,082,384
Kering	6,462	2,200,387
L'Oreal SA	23,870	4,977,237
Michelin	14,821	1,972,585
Natixis SA	58,580	393,230
Orange SA	156,372	2,488,646
Renault SA	19,021	1,720,930
Rexel SA	41,882	684,448
Schneider Electric SE (a)	45,776	3,517,861
Societe BIC SA	3,046	361,686
Suez	28,593	529,441
TOTAL SA	158,936	7,890,691
Unibail-Rodamco SE, REIT	9,851	2,482,223
Vivendi SA	94,085	2,095,034
		53,664,057
Germany: 9.4%
adidas AG	15,629	2,996,840
Allianz SE	38,760	7,648,974
BASF SE	70,565	6,549,067
Bayerische Motoren Werke AG	26,638	2,477,527
Beiersdorf AG	7,057	742,266
Commerzbank AG (a)	83,684	999,264
Deutsche Boerse AG	11,046	1,166,790
Deutsche Post AG	69,456	2,607,256
Fraport AG Frankfurt Airport Svc Worldwide	5,735	507,506
HeidelbergCement AG	17,128	1,660,368

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Germany, continued
Henkel AG & Co. KGaA	9,128	$1,105,713
Merck KGaA	19,211	2,324,505
METRO AG (a)	25,626	865,701
Muenchener Rueckversicherungs AG	13,341	2,699,587
ProSiebenSat.1 Media SE	21,842	916,259
SAP SE	76,130	7,968,630
Siemens AG	62,107	8,543,062
Symrise AG	19,203	1,362,458
		53,141,773
Hong Kong: 1.9%
BOC Hong Kong Holdings, Ltd.	287,557	1,376,164
CLP Holdings, Ltd.	167,500	1,771,202
Hang Seng Bank, Ltd.	56,400	1,179,899
Hong Kong & China Gas Co., Ltd.	725,184	1,363,838
Hong Kong Exchanges and Clearing, Ltd.	111,212	2,873,094
Li & Fung, Ltd.	812,000	295,324
MTR Corp., Ltd.	85,045	478,576
Swire Pacific, Ltd., Class A	99,000	966,404
Swire Properties, Ltd.	189,200	623,682
		10,928,183
Ireland: 0.6%
CRH PLC	60,336	2,138,506
Kerry Group PLC, Class A	12,712	1,093,717
		3,232,223
Israel: 0.2%
Bank Hapoalim BM	196,739	1,326,644

Italy: 1.4%
Assicurazioni Generali SpA	105,079	1,734,452
CNH Industrial NV	92,539	1,049,461
Intesa Sanpaolo SpA	812,593	2,584,704
Snam SpA	386,996	1,688,911
Terna Rete Elettrica Nazionale	148,293	800,950
		7,858,478
Japan: 21.9%
Aeon Co., Ltd.	59,600	906,492
AEON Financial Service Co., Ltd.	12,200	258,910
Aisin Seiki Co., Ltd.	17,100	879,053
Ajinomoto Co., Inc.	47,000	1,016,336
Asahi Glass Co., Ltd.	24,600	1,038,927
Asahi Kasei Corp.	110,000	1,186,714
Asics Corp.	15,800	293,637
Astellas Pharma, Inc.	157,400	1,929,203
Benesse Holdings, Inc.	10,200	385,602
Casio Computer Co., Ltd.	16,400	252,760
Central Japan Railway Co.	11,300	1,845,479
Chugai Pharmaceutical Co., Ltd.	22,600	846,729
Dai Nippon Printing Co., Ltd.	88,000	980,316
Daikin Industries, Ltd.	19,000	1,949,248
Daiwa House Industry Co., Ltd.	57,400	1,964,548
Denso Corp.	26,900	1,141,585
Dentsu, Inc.	18,000	863,513
East Japan Railway Co.	36,800	3,525,300
Eisai Co., Ltd.	32,500	1,798,145
Fast Retailing Co., Ltd.	3,900	1,304,256
Fujitsu, Ltd.	165,000	1,220,384
Hitachi Chemical Co., Ltd.	16,400	491,682
Hitachi Construction Machinery Co., Ltd.	17,700	445,264
Hitachi Metals, Ltd.	29,200	407,409
Honda Motor Co., Ltd.	130,700	3,580,926
Inpex Corp.	63,400	612,156
Kajima Corp.	113,000	955,033
Kansai Paint Co., Ltd.	35,100	810,325
Kao Corp.	39,600	2,354,549
KDDI Corp.	132,500	3,504,310
Keio Corp.	41,000	343,672
Keyence Corp.	8,800	3,874,004
Kikkoman Corp.	18,000	575,787
Kobe Steel, Ltd. (a)	26,400	272,217
Komatsu, Ltd.	81,500	2,091,896
Konica Minolta, Inc.	54,800	457,188
Kubota Corp.	88,000	1,487,445
Kuraray Co., Ltd.	58,000	1,056,124
Kyocera Corp.	33,900	1,970,291
Lawson, Inc.	5,200	363,912
Marui Group Co., Ltd.	16,500	243,802
Mazda Motor Corp.	40,300	566,170
Mitsubishi Corp.	123,500	2,596,094
Mitsubishi Electric Corp.	185,700	2,685,705
Mitsubishi Estate Co., Ltd.	106,200	1,985,175
Mitsubishi Materials Corp.	11,400	345,949
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	301,211

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Japan, continued
Mitsui Fudosan Co., Ltd.	88,000	$2,108,347
Mitsui OSK Lines, Ltd.	127,000	375,019
Mizuho Financial Group, Inc.	2,150,200	3,942,335
Murata Manufacturing Co., Ltd.	15,300	2,335,789
NEC Corp.	223,000	592,823
NGK Insulators, Ltd.	32,000	641,541
NGK Spark Plug Co., Ltd.	16,100	344,870
Nikon Corp.	31,700	508,124
Nissan Motor Co., Ltd.	200,600	2,002,976
Nitto Denko Corp.	13,400	1,106,590
NSK, Ltd.	40,900	514,676
NTT DOCOMO, Inc.	100,700	2,381,623
Obayashi Corp.	98,500	1,160,539
Omron Corp.	18,700	813,999
Oriental Land Co., Ltd./Japan	17,600	1,192,840
Osaka Gas Co., Ltd.	60,000	245,691
Panasonic Corp.	196,900	2,682,813
Resona Holdings, Inc.	222,500	1,229,048
Santen Pharmaceutical Co., Ltd.	44,700	607,165
Secom Co., Ltd.	17,600	1,339,096
Sekisui House, Ltd.	88,700	1,567,648
Seven & i Holdings Co., Ltd.	59,200	2,442,855
Shimadzu Corp.	32,000	609,766
Shimizu Corp.	64,000	680,039
Shin-Etsu Chemical Co., Ltd.	30,300	2,757,689
Shionogi & Co., Ltd.	19,800	1,104,006
Shiseido Co., Ltd.	38,600	1,375,999
Sompo Holdings, Inc.	29,500	1,145,040
Sony Corp.	104,100	3,970,764
Stanley Electric Co., Ltd.	11,800	357,597
Subaru Corp.	46,100	1,563,161
Sumitomo Chemical Co., Ltd.	86,000	497,063
Sumitomo Corp.	97,100	1,266,200
Sumitomo Electric Industries, Ltd.	58,200	900,378
Sumitomo Metal Mining Co., Ltd.	58,000	775,233
Sumitomo Mitsui Trust Holdings Inc	21,100	757,896
Suzuken Co., Ltd./Aichi Japan	14,400	479,348
Sysmex Corp.	14,700	879,849
T&D Holdings, Inc.	61,500	940,466
Takeda Pharmaceutical Co., Ltd.	62,500	3,173,061
TDK Corp.	13,100	865,935
Teijin, Ltd.	16,000	308,753
Toho Gas Co., Ltd.	57,000	415,189
Tokyo Electron, Ltd.	13,700	1,852,145
Tokyo Gas Co., Ltd.	181,000	942,774
Tokyu Corp.	182,000	1,390,769
Toray Industries, Inc.	136,000	1,140,995
TOTO, Ltd.	19,700	754,801
Yakult Honsha Co., Ltd.	9,000	613,467
Yamada Denki Co., Ltd.	125,400	623,495
Yamaha Corp.	18,600	643,912
Yamaha Motor Co., Ltd.	21,600	560,506
Yaskawa Electric Corp.	28,900	615,340
		124,063,476
Luxembourg: 0.3%
SES SA	32,099	751,980
Tenaris SA	69,907	1,091,509
		1,843,489
Netherlands: 5.3%
Aegon NV	134,213	686,890
Akzo Nobel NV	21,278	1,850,517
ASML Holding NV	29,205	3,806,949
EXOR NV	8,321	451,522
Gemalto NV	9,765	585,675
ING Groep NV	325,837	5,624,845
Koninklijke Ahold Delhaize NV	114,600	2,187,394
Koninklijke DSM NV	18,931	1,376,899
Koninklijke KPN NV	266,157	851,852
Koninklijke Philips NV	78,638	2,799,409
NN Group NV	32,194	1,142,340
RELX NV	70,380	1,451,010
Unilever NV	128,345	7,084,869
		29,900,171
New Zealand: 0.2%
Auckland International Airport, Ltd.	170,734	892,119

Norway: 0.9%
DNB ASA	107,452	1,829,346
Norsk Hydro ASA	140,922	779,863
Statoil ASA	80,489	1,334,680
Telenor ASA	55,498	920,725
		4,864,614

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Portugal: 0.3%
EDP - Energias de Portugal SA	182,333	$596,451
Galp Energia SGPS SA	60,311	913,938
		1,510,389
Singapore: 1.4%
Ascendas Real Estate Investment, REIT	185,900	352,235
CapitaLand, Ltd.	204,200	518,876
City Developments, Ltd.	102,600	799,214
DBS Group Holdings, Ltd.	172,753	2,600,066
Keppel Corp., Ltd.	175,700	802,365
Singapore Press Holdings, Ltd.	263,500	618,242
Singapore Telecommunications, Ltd.	778,300	2,197,981
		7,888,979
Spain: 3.8%
Amadeus IT Group SA	42,532	2,542,380
Banco Bilbao Vizcaya Argentaria SA	561,062	4,673,616
Banco de Sabadell SA	420,253	855,027
CaixaBank SA	316,567	1,513,308
Distribuidora Internacional d Alimentacion	52,439	327,239
Enagas SA	17,069	479,030
Ferrovial SA	32,190	715,042
Gas Natural SDG SA	35,311	826,576
Iberdrola SA	412,331	3,267,482
Industria de Diseno Textil SA	93,543	3,592,515
Red Electrica Corp. SA	38,016	795,310
Repsol SA	106,671	1,635,380
		21,222,905
Sweden: 4.3%
Assa Abloy AB, Class B	91,514	2,017,102
Atlas Copco AB, Class A	50,210	1,930,662
Atlas Copco AB, Class B	43,534	1,504,741
Boliden AB	30,706	839,346
Ericsson, Class B	252,591	1,816,162
Essity AB (a)	60,700	1,660,753
Hennes & Mauritz AB, Class B	72,665	1,811,686
Kinnevik AB, Class B	27,532	844,052
Nordea Bank AB	284,392	3,622,137
Sandvik AB	91,037	1,433,308
Skandinaviska Enskilda Banken AB, Class A	94,236	1,140,881
SKF AB, Class B	32,032	650,454
Svenska Handelsbanken AB, Class A	118,956	1,703,702
Swedbank AB, Class A	68,961	1,683,051
Telia Co AB	310,741	1,432,078
		24,090,115
Switzerland: 9.6%
ABB, Ltd.	136,195	3,380,510
Chocoladefabriken Lindt & Spruengli AG	213	1,235,040
Cie Financiere Richemont SA	40,351	3,338,997
Givaudan SA	802	1,607,047
Kuehne & Nagel International AG	9,918	1,658,125
LafargeHolcim, Ltd. (a)	36,263	2,084,146
Lonza Group AG (a)	7,133	1,545,122
Novartis AG	182,053	15,206,269
Roche Holding AG	57,963	14,810,407
SGS SA	622	1,508,154
Sika AG	207	1,328,967
Swiss Re AG	25,239	2,312,971
Swisscom AG	1,720	831,276
Zurich Insurance Group AG	12,086	3,527,285
		54,374,316
United Kingdom: 13.7%
3i Group PLC	123,409	1,450,987
Aberdeen Asset Management PLC	77,269	304,216
Associated British Foods PLC	33,989	1,300,665
Aviva PLC	314,052	2,154,197
Barratt Developments PLC	89,421	656,732
British Land Co. PLC, The, REIT	80,877	638,487
BT Group PLC	704,840	2,710,278
Burberry Group PLC	42,672	923,367
Capita PLC	65,189	587,451
Croda International PLC	21,379	1,082,685
GlaxoSmithKline PLC	397,611	8,464,044
Hammerson PLC, REIT	80,695	603,751
InterContinental Hotels Group PLC	24,996	1,388,118
Intertek Group PLC	22,344	1,227,473
Investec PLC	45,815	342,328
ITV PLC	391,162	925,906
J Sainsbury PLC	211,219	692,811
Johnson Matthey PLC	25,545	956,062

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

United Kingdom, continued
Kingfisher PLC	165,157	$646,905
Land Securities Group PLC, REIT	65,873	869,698
Legal & General Group PLC	442,772	1,489,927
London Stock Exchange Group PLC	34,220	1,627,759
Marks & Spencer Group PLC	130,551	566,607
Mondi PLC	35,756	937,585
National Grid PLC	260,840	3,231,934
Next PLC	15,861	796,600
Old Mutual PLC	362,357	914,182
Pearson PLC	81,498	733,801
Petrofac, Ltd.	35,459	203,888
Prudential PLC	193,659	4,445,201
Reckitt Benckiser Group PLC	56,280	5,705,275
RELX PLC	80,458	1,739,260
RSA Insurance Group PLC	97,809	784,605
Schroders PLC	9,671	391,056
Segro PLC, REIT	60,853	387,863
SSE PLC	70,219	1,328,633
Standard Chartered PLC (a)	240,773	2,438,598
Standard Life PLC	140,965	733,017
Taylor Wimpey PLC	365,777	839,987
Tesco PLC (a)	660,383	1,453,919
Unilever PLC	107,186	5,800,677
United Utilities Group PLC	59,133	668,426
Vodafone Group PLC	2,236,356	6,351,146
Whitbread PLC	20,901	1,080,149
Wm Morrison Supermarkets PLC	319,969	1,004,971
Wolseley PLC	18,670	1,145,922
WPP PLC	92,002	1,937,255
		76,664,404
TOTAL COMMON STOCKS
(Cost $513,729,134)		547,694,346

PREFERRED STOCKS: 0.5%

Germany: 0.4%
Bayerische Motoren Werke AG	9,007	743,306
Henkel AG & Co. KGaA	12,130	1,672,651
		2,415,957
Italy: 0.1%
Intesa Sanpaolo SpA	159,732	475,214

TOTAL PREFERRED STOCKS
(Cost $2,355,305)		2,891,171

EXCHANGE-TRADED FUNDS: 1.8%
iShares MSCI EAFE ETF	151,938	9,906,358
(Cost $10,040,287)

MONEY MARKET: 0.1%
State Street Institutional U.S. Government Money Market Fund (b)	574,383	574,383
(Cost $574,383)

TOTAL INVESTMENTS: 99.4%
(Cost $526,699,109)		561,066,258

OTHER ASSETS AND LIABILITIES—
(NET): 0.6%		3,408,383

NET ASSETS: 100.0%		$564,474,641

(a)	Non-income producing security.

(b)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax MSCI EAFE ESG Leaders Index Fund, continued

SUMMARY OF INVESTMENTS BY SECTOR

Percent of Net Assets	Value	Percent of Net Assets
Consumer Discretionary	$66,400,817	11.7%
Consumer Staples	57,616,695	10.2%
Energy	19,032,523	3.4%
Financials	119,593,126	21.2%
Health Care	64,112,242	11.4%
Industrials	81,514,491	14.4%
Information Technology	33,504,681	5.9%
Materials	44,514,164	7.9%
Real Estate	20,377,776	3.6%
Telecommunication Services	24,721,156	4.4%
Utilities	19,197,846	3.4%
Exchange-Traded Funds	9,906,358	1.8%
Money Market	574,383	0.1%
Other assets and liabilities - (net)	3,408,383	0.6%
Total	$564,474,641	100.0%

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 97.7%

Consumer Discretionary: 11.9%
Accor SA	1,326	$62,202
Aristocrat Leisure, Ltd.	4,204	72,885
Bayerische Motoren Werke AG	2,571	239,122
Best Buy Co., Inc.	3,931	225,364
Burberry Group PLC	3,422	74,048
Carnival PLC	1,485	98,193
Coach, Inc.	2,231	105,616
Darden Restaurants, Inc.	966	87,365
Dixon Carphone PLC	7,603	28,106
Dollar General Corp.	2,198	158,454
Electrolux AB, Class B	1,868	61,254
Eutelsat Communications SA	1,356	34,598
Foot Locker, Inc.	1,100	54,208
Gap Inc., The (b)	1,906	41,913
Genuine Parts Co.	1,200	111,312
Hasbro, Inc.	943	105,154
Hennes & Mauritz AB, Class B	26,316	656,111
Hermes International	205	101,265
Home Depot, Inc., The	9,466	1,452,084
Husqvarna AB, Class B	3,232	32,127
InterContinental Hotels Group PLC	1,395	77,469
Interpublic Group of Cos., Inc., The	3,153	77,564
Kering	6,209	2,114,237
Kingfisher PLC	17,740	69,486
Kohl's Corp. (b)	1,463	56,574
Lagardere SCA	917	28,935
lululemon athletica, Inc. (a)	891	53,166
Macy's, Inc.	34,700	806,428
Marks & Spencer Group PLC	12,612	54,738
Marriott International, Inc., Class A	16,604	1,665,547
MGM China Holdings, Ltd.	6,400	14,232
Michael Kors Holdings, Ltd. (a)	11,550	418,688
Michelin	1,421	189,126
Netflix, Inc. (a)	3,401	508,143
Next PLC	1,085	54,493
NIKE, Inc., Class B	42,523	2,508,857
Nokian Renkaat OYJ	897	37,130
Nordstrom, Inc. (b)	1,053	50,365
Omnicom Group, Inc. (b)	1,855	153,780
Publicis Groupe SA	1,490	111,054
REA Group, Ltd.	370	18,878
Renault SA	1,493	135,080
Schibsted ASA, Class A	494	11,932
Schibsted ASA, Class B	583	12,896
Scripps Networks Interactive, Inc. Class A	632	43,172
Signet Jewelers, Ltd. (b)	593	37,501
Singapore Press Holdings, Ltd.	11,300	26,513
Sodexo SA	4,774	617,003
Staples, Inc.	5,109	51,448
Tabcorp Holdings, Ltd.	5,828	19,573
Target Corp.	10,400	543,816
Taylor Wimpey PLC	25,343	58,199
Telenet Group Holding NV (a)	370	23,308
Tiffany & Co. (b)	994	93,307
TJX Cos., Inc., The	5,087	367,129
TUI AG	3,874	56,474
Ulta Beauty, Inc. (a)	2,820	810,299
Valeo SA	1,857	124,937
Viacom, Inc., Class B (a)	2,769	92,955
Walt Disney Co., The	11,802	1,253,963
Whitbread PLC	1,423	73,540
Wyndham Worldwide Corp.	879	88,260
		17,411,576
Consumer Staples: 11.3%
Brown-Forman Corp., Class B	1,700	82,620
Campbell Soup Co.	1,570	81,875
Carrefour SA (a)	4,403	111,316
Clorox Co., The	1,051	140,035
Coca-Cola Amatil, Ltd.	4,101	29,101
Coca-Cola Co., The	31,835	1,427,800
Colgate-Palmolive Co.	6,632	491,630
CVS Health Corp.	8,367	673,209
Danone SA	4,582	343,914
Diageo PLC	21,269	628,536
Dr. Pepper Snapple Group, Inc. (b)	1,451	132,201
Empire Co., Ltd., Class A	1,100	18,763
Essity AB (a)	4,262	116,608
Estee Lauder Cos, Inc., The, Class A	16,867	1,618,895
General Mills, Inc.	22,709	1,258,079
Heineken Holding NV	783	71,770
Henkel AG & Co. KGaA	807	97,755

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Consumer Staples, continued
ICA Gruppen AB	564	$21,010
Ingredion, Inc.	3,259	388,505
J Sainsbury PLC	12,731	41,758
Jean Coutu Group PJC, Inc., The, Class A	700	10,742
JM Smucker Co., The	960	113,597
Kellogg Co.	20,681	1,436,502
Kimberly-Clark Corp.	2,784	359,442
Kroger Co., The	7,056	164,546
Loblaw Cos, Ltd.	1,800	100,133
L'Oreal SA	1,957	408,063
Marine Harvest ASA (a)	2,971	50,831
McCormick & Co., Inc.	955	93,122
Metro, Inc.	1,900	62,532
Mondelez International, Inc., Class A	12,059	520,828
Orkla ASA	6,328	64,318
PepsiCo, Inc.	12,986	1,499,753
Procter & Gamble Co., The	19,972	1,740,560
Remy Cointreau SA	174	20,282
Saputo, Inc.	2,017	64,159
Tate & Lyle PLC	3,623	31,224
Unilever NV	12,645	698,026
Unilever PLC	9,964	539,230
Walgreens Boots Alliance, Inc.	7,200	563,832
Woolworths, Ltd.	9,999	196,271
		16,513,373
Energy: 1.6%
Cameco Corp.	2,831	25,782
ConocoPhillips	9,697	426,280
Core Laboratories NV (b)	434	43,951
Encana Corp.	39,203	344,931
Lundin Petroleum AB (a)	1,454	28,024
Neste OYJ	996	39,303
Occidental Petroleum Corp.	6,000	359,220
Phillips 66	3,677	304,051
PrairieSky Royalty, Ltd.	1,511	34,408
Snam SpA	19,021	83,011
Statoil ASA	8,846	146,686
TransCanada Corp.	6,761	322,305
Veresen, Inc.	2,530	35,781
Williams Cos., Inc., The	6,400	193,792
		2,387,525
Financials: 22.8%
3i Group PLC	7,551	88,781
ABN AMRO Group NV	2,220	58,812
Admiral Group PLC	1,656	43,213
Allianz SE	3,548	700,169
Allstate Corp., The	2,941	260,102
Ally Financial, Inc.	3,367	70,370
Ameriprise Financial, Inc.	1,300	165,477
AMP, Ltd.	22,959	91,612
Aon PLC	2,140	284,513
Assicurazioni Generali SpA	9,081	149,893
ASX, Ltd.	1,503	61,925
Australia & New Zealand Banking Group, Ltd	22,724	501,557
AXA SA	15,056	412,284
Banco Santander SA	113,190	751,567
Bank Hapoalim BM	8,272	55,779
Bank Leumi Le-Israel BM	11,231	54,566
Bank of America Corp.	78,440	1,902,955
Bank of Montreal	5,028	369,190
Bank of Nova Scotia, The	15,990	961,891
Bank of Queensland, Ltd.	2,756	24,248
Bankinter SA	5,233	48,274
Bendigo & Adelaide Bank, Ltd.	3,669	31,233
BNP Paribas SA	8,708	626,912
Canadian Imperial Bank of Commerce	3,163	257,055
CIT Group, Inc. (b)	1,643	80,014
Citizens Financial Group, Inc.	4,000	142,720
CNP Assurances	16,908	379,520
Comerica, Inc.	1,416	103,708
Commonwealth Bank of Australia	19,275	1,226,203
DBS Group Holdings, Ltd.	13,903	209,251
Deutsche Bank AG	16,060	285,543
Deutsche Boerse AG	1,499	158,340
Discover Financial Services	3,117	193,846
DNB ASA	47,584	810,107
Eaton Vance Corp.	964	45,616
Eurazeo SA	323	24,234
EXOR NV	842	45,689
First Republic Bank	1,286	128,729
Gjensidige Forsikring ASA	30,989	528,979
Hang Seng Bank, Ltd.	6,000	125,521
Hartford Financial Services Group	12,281	645,612

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Financials, continued
Industrivarden AB, Class C	1,275	$30,587
ING Groep NV	30,104	519,678
Insurance Australia Group, Ltd.	18,377	95,774
Intact Financial Corp.	17,766	1,342,040
Investor AB, Class B	12,869	620,884
KBC Group NV	1,948	147,695
KeyCorp.	143,984	2,698,260
Kinnevik AB, Class B	1,819	55,765
Macquarie Group, Ltd.	9,315	633,456
Manulife Financial Corp.	15,527	291,071
MetLife, Inc.	7,347	403,644
Mizrahi Tefahot Bank, Ltd.	976	17,746
Moody's Corp.	1,415	172,177
MSCI, Inc.	3,466	356,963
Muenchener Rueckversicherungs AG	1,251	253,143
National Australia Bank, Ltd.	20,625	469,187
National Bank of Canada	7,905	332,403
Nordea Bank AB	23,578	300,299
Old Mutual PLC	38,266	96,540
PNC Financial Services Group, Inc.	3,800	474,506
Poste Italiane SpA	5,912	40,538
Principal Financial Group, Inc.	44,572	2,855,728
Progressive Corp., The	4,600	202,814
Prudential Financial, Inc.	3,340	361,188
Prudential PLC	20,020	459,534
Regions Financial Corp.	9,594	140,456
Royal Bank of Canada	19,773	1,435,705
Royal Bank of Scotland Group PLC (a)	27,532	88,837
Sampo OYJ, Class A	3,470	178,030
Skandinaviska Enskilda Banken AB, Class A	11,791	142,749
Societe Generale SA	5,956	321,181
Standard Chartered PLC (a)	25,490	258,168
Sun Life Financial, Inc.	4,775	170,704
Suncorp Group, Ltd.	10,015	114,071
Svenska Handelsbanken AB, Class A	11,854	169,774
Swedbank AB, Class A	21,786	531,706
Toronto-Dominion Bank, The	14,435	727,427
Travelers Cos., Inc., The	2,296	290,513
Tryg A/S	792	17,320
U.S. Bancorp	13,225	686,642
Unum Group	1,900	88,597
Voya Financial, Inc.	1,586	58,508
Wendel SA	220	32,540
Westpac Banking Corp.	25,974	608,154
Willis Towers Watson PLC	1,035	150,551
Zurich Insurance Group AG	1,169	341,171
		32,890,434
Health Care: 11.5%
Abbott Laboratories	46,224	2,246,949
Aetna, Inc.	14,071	2,136,400
Alkermes PLC (a)(b)	1,241	71,941
AmerisourceBergen Corp.	1,412	133,476
AstraZeneca PLC	9,820	657,778
Becton Dickinson & Co.	1,826	356,271
Biogen, Inc. (a)	1,728	468,910
Bristol-Myers Squibb Co.	12,996	724,137
Cardinal Health, Inc.	2,552	198,852
Cigna Corp.	2,040	341,476
CSL, Ltd.	3,540	375,699
DaVita, Inc. (a)	1,300	84,188
Eli Lilly & Co.	7,795	641,529
Getinge AB, Class B	1,554	30,437
GlaxoSmithKline PLC	37,850	805,722
Healthscope, Ltd.	13,468	22,889
Hologic, Inc. (a)(b)	2,014	91,395
IDEXX Laboratories, Inc. (a)	785	126,715
Johnson & Johnson	21,143	2,797,007
McKesson Corp.	1,762	289,919
Medtronic PLC	10,832	961,340
Novo Nordisk A/S, Class B	14,841	637,677
Orion OYJ, Class B	799	51,041
Patterson Cos., Inc. (b)	12,601	591,617
Quest Diagnostics, Inc.	1,100	122,276
Ryman Healthcare, Ltd.	2,452	14,896
Sanofi	9,008	863,146
Shire PLC	7,014	386,744
Smith & Nephew PLC	6,830	117,944
UCB SA	982	67,538
United Therapeutics Corp. (a)	400	51,892
Varian Medical Systems, Inc. (a)(b)	784	80,901
Vertex Pharmaceuticals, Inc. (a)	1,966	253,358
		16,802,060

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Industrials: 6.3%
Aeroports de Paris	231	$37,236
Alfa Laval AB	2,280	46,666
Alstom SA (a)	1,191	41,596
Ashtead Group PLC	3,876	80,205
Atlantia SpA	3,205	90,155
Atlas Copco AB, Class A	5,213	200,449
Atlas Copco AB, Class B	3,029	104,697
Auckland International Airport, Ltd.	7,395	38,640
Bouygues SA	1,617	68,125
Brambles, Ltd.	21,013	157,127
Capita PLC	99,623	897,753
Cie de Saint-Gobain	3,878	207,105
CNH Industrial NV	7,927	89,898
Cummins, Inc.	1,735	281,452
Deere & Co.	2,100	259,539
Deutsche Lufthansa AG	1,820	41,477
Deutsche Post AG	7,531	282,701
easyJet PLC	21,665	383,797
Edenred	28,859	752,791
Fraport AG Frankfurt Airport Svc Worldwide	292	25,840
Groupe Eurotunnel SE	3,629	38,720
Ingersoll-Rand PLC	2,100	191,919
Intertek Group PLC	1,253	68,834
Kone OYJ, Class B	2,621	133,344
Koninklijke Philips NV	7,363	262,113
Legrand SA	10,196	712,511
ManpowerGroup, Inc.	540	60,291
MTR Corp., Ltd.	11,849	66,678
Qantas Airways, Ltd.	4,072	17,899
Randstad Holding NV	924	53,870
Rexel SA	3,327	54,371
Royal Mail PLC	41,719	228,856
Sandvik AB	8,277	130,315
Schneider Electric SE (a)	4,364	335,371
Securitas AB, Class B	2,431	41,002
SEEK, Ltd.	2,565	33,333
Siemens AG	7,832	1,077,322
Skanska AB, Class B	2,640	62,689
Societe BIC SA	202	23,986
Southwest Airlines Co.	1,230	76,432
Sydney Airport	42,918	233,787
Transurban Group	19,759	179,953
United Parcel Service, Inc., Class B	5,383	595,306
Vestas Wind Systems A/S	1,720	158,872
Volvo AB, Class B	12,031	205,172
Wolters Kluwer NV	2,344	99,135
Zodiac Aerospace	1,576	42,817
		9,272,147
Information Technology: 17.6%
Accenture PLC, Class A	4,830	597,374
Alphabet, Inc., Class A (a)	2,327	2,163,365
Alphabet, Inc., Class C (a)	2,435	2,212,758
Arrow Electronics, Inc. (a)	700	54,894
ASML Holding NV	2,898	377,762
Auto Trader Group PLC	7,650	37,878
Autodesk, Inc. (a)(b)	1,608	162,119
Capgemini SE	1,266	130,781
CDW Corp.	1,175	73,473
Cisco Systems, Inc.	39,025	1,221,483
Dassault Systemes SA	1,003	89,960
Ericsson, Class B	165,415	1,189,355
Facebook, Inc., Class A (a)	18,198	2,747,534
Gemalto NV	628	37,666
Hexagon AB, Class B	2,007	95,352
HP, Inc.	13,329	232,991
IBM	7,042	1,083,271
Ingenico Group SA	430	38,996
Intuit, Inc.	1,970	261,636
MasterCard, Inc., Class A	7,503	911,239
Microsoft Corp.	57,336	3,952,170
Open Text Corp.	2,038	64,324
salesforce.com, Inc. (a)	29,500	2,554,700
Symantec Corp.	4,916	138,877
Texas Instruments, Inc.	35,775	2,752,171
Visa, Inc., Class A (b)	14,538	1,363,374
Xerox Corp.	42,707	1,226,972
		25,772,475
Materials: 2.3%
Agrium, Inc.	1,100	99,694
Air Liquide SA	3,019	373,136
Akzo Nobel NV	1,958	170,284
Avery Dennison Corp.	692	61,152
Boliden AB	2,124	58,059
Boral, Ltd.	9,100	48,587
Celanese Corp., Class A	1,200	113,928
CRH PLC	6,462	229,035
Ecolab, Inc.	2,051	272,270

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Materials, continued
EMS-Chemie Holding AG	64	$47,258
Goldcorp, Inc.	6,716	86,591
International Flavors & Fragrances, Inc.	631	85,185
Kinross Gold Corp. (a)	9,700	39,419
Koninklijke DSM NV	1,409	102,480
Martin Marietta Materials, Inc.	500	111,290
Methanex Corp.	789	34,832
Newmont Mining Corp.	18,149	587,846
Norsk Hydro ASA	83,676	463,063
Potash Corp. of Saskatchewan, Inc.	6,575	107,234
Solvay SA	576	77,306
Stora Enso OYJ, Class R	4,277	55,268
UPM-Kymmene OYJ	4,143	118,136
Yara International ASA	1,379	51,854
		3,393,907
Real Estate: 2.4%
Azrieli Group, Ltd.	3,635	201,921
British Land Co. PLC, The, REIT	7,593	59,943
Cheung Kong Property Holdings, Ltd.	21,000	164,331
Dexus, REIT	7,514	54,706
Duke Realty Corp., REIT (b)	2,822	78,875
Federal Realty Investment Trust, REIT (b)	594	75,076
First Capital Realty, Inc.	1,100	16,761
Fonciere Des Regions, REIT	258	23,932
Gecina SA, REIT	320	50,227
GPT Group, The, REIT	13,956	51,331
Host Hotels & Resorts, Inc., REIT	5,835	106,605
ICADE, REIT	288	24,161
Intu Properties PLC, REIT	7,366	25,832
Jones Lang LaSalle, Inc.	435	54,375
Klepierre, REIT	1,709	70,045
Land Securities Group PLC, REIT	6,138	81,038
LendLease Group	4,299	55,021
Link, REIT	17,500	133,123
Mirvac Group, REIT	225,518	368,776
Realty Income Corp., REIT (b)	2,105	116,154
Scentre Group, REIT	41,328	128,493
UDR, Inc., REIT	2,113	82,344
Unibail-Rodamco SE, REIT	772	194,526
Vicinity Centres, REIT	26,119	51,538
Weyerhaeuser Co., REIT	38,239	1,281,007
		3,550,141
Telecommunication Services: 5.3%
AT&T, Inc.	47,683	1,799,079
Deutsche Telekom AG	25,412	458,050
Elisa OYJ	1,105	42,865
Iliad SA	206	48,684
Orange SA	15,487	246,474
Proximus SADP	1,181	41,334
Rogers Communications, Inc., Class B	2,813	132,863
Singapore Telecommunications, Ltd.	197,100	556,626
Tele2 AB, Class B	52,598	551,210
Telefonica Deutschland Holding AG	253,566	1,268,082
Telenor ASA	5,828	96,688
Telia Co AB	227,903	1,050,312
Telstra Corp., Ltd.	32,448	107,212
Verizon Communications, Inc.	31,663	1,414,070
		7,813,549
Utilities: 4.7%
Alliant Energy Corp.	1,846	74,154
Ameren Corp.	1,965	107,427
American Electric Power Co., Inc.	3,847	267,251
American Water Works Co., Inc.	27,496	2,143,313
Atco, Ltd., Class I	600	23,462
AusNet Services	12,245	16,327
Canadian Utilities, Ltd., Class A	10,390	333,861
CenterPoint Energy, Inc.	3,264	89,368
CMS Energy Corp.	2,200	101,750
Consolidated Edison, Inc. (b)	2,399	193,887
Contact Energy, Ltd.	5,014	19,143
Dominion Energy, Inc. (b)	4,948	379,165
Duke Energy Corp.	5,403	451,637
Edison International	2,535	198,212
Engie SA	12,287	185,457
Entergy Corp.	1,400	107,478
Fortum OYJ	51,963	815,488

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

Utilities, continued
Hydro One, Ltd.	7,293	$130,642
Mercury NZ , Ltd.	5,434	13,220
National Grid PLC	26,780	331,817
NiSource, Inc.	2,603	66,012
Red Electrica Corp. SA	11,281	236,003
Sempra Energy (b)	1,903	214,563
Severn Trent PLC	1,830	52,024
Suez	2,629	48,680
United Utilities Group PLC	5,293	59,831
WEC Energy Group, Inc. (b)	2,500	153,450
		6,813,622
TOTAL COMMON STOCKS
(Cost $127,124,563)		142,620,809

PREFERRED STOCKS: 0.1%

Consumer Discretionary: 0.0% (c)
Bayerische Motoren Werke AG	426	35,156

Consumer Staples: 0.1%
Henkel AG & Co. KGaA	1,383	190,707

TOTAL PREFERRED STOCKS
(Cost $198,986)		225,863

EXCHANGE-TRADED FUNDS: 1.8%
iShares Core S&P 500 ETF	7,067	1,720,178
iShares MSCI EAFE ETF	14,386	937,967

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,541,747)		2,658,145

MONEY MARKET: 0.3%
State Street Institutional U.S. Government Money Market Fund (d)	432,996	432,996
(Cost $432,996)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio	731,643	731,643
(Cost $731,643)

TOTAL INVESTMENTS: 100.4%
(Cost $131,029,935)		146,669,456

PAYABLE UPON RETURN OF SECURITIES LOANED—
(NET): -0.5%		(731,643)

OTHER ASSETS AND LIABILITIES—
(NET): 0.1%		217,887

NET ASSETS: 100.0%		$146,155,700

(a)	Non-income producing security.

(b)	Security or partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $3,926,161.

(c)	Rounds to less than 0.05%.

(d)	Institutional Class shares

REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Ellevate Global Women’s Index Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$6,096,806	4.2%
Belgium	357,181	0.2%
Canada	7,976,708	5.5%
Denmark	813,869	0.6%
Finland	1,470,605	1.0%
France	10,901,514	7.5%
Germany	5,169,881	3.5%
Hong Kong	503,885	0.3%
Ireland	2,130,219	1.5%
Israel	330,012	0.2%
Italy	453,495	0.3%
Netherlands	2,541,236	1.7%
New Zealand	85,899	0.1%
Norway	2,237,354	1.5%
Singapore	792,390	0.5%
Spain	1,035,844	0.7%
Sweden	6,532,613	4.5%
Switzerland	388,429	0.3%
United Kingdom	7,424,601	5.1%
United States	88,262,276	60.4%
Money Market	432,996	0.3%
Other assets and liabilities - (net)	217,887	0.1%
Total	$146,155,700	100.0%

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Global Environmental Markets Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 97.6%

RENEWABLE & ALTERNATIVE ENERGY: 1.5%

Renewable Energy Developers & Independent Power Producers (IPPS) : 1.5%
Huaneng Renewables Corp., Ltd.	22,830,000	$7,042,361

ENERGY EFFICIENCY: 32.2%

Power Network Efficiency: 2.9%
Hubbell, Inc.	78,713	8,907,950
Itron, Inc. (a)	73,485	4,978,609
		13,886,559
Industrial Energy Efficiency: 3.4%
Delta Electronics, Inc.	1,573,475	8,607,444
PTC, Inc. (a)	139,401	7,683,783
		16,291,227
Buildings Energy Efficiency: 13.3%
Acuity Brands, Inc.	41,609	8,458,278
Ingersoll-Rand PLC	149,428	13,656,225
Kingspan Group PLC	173,078	5,941,302
Legrand SA	228,792	15,988,303
Philips Lighting NV	300,000	11,081,205
Sekisui Chemical Co., Ltd.	531,300	9,533,354
		64,658,667
Transport Energy Efficiency: 7.5%
BorgWarner, Inc.	171,452	7,262,707
Delphi Automotive PLC	179,659	15,747,111
TE Connectivity, Ltd.	169,582	13,342,712
		36,352,530
Consumer Energy Efficiency: 1.8%
Murata Manufacturing Co., Ltd.	57,100	8,717,227

Diversified Energy Efficiency: 3.3%
Siemens AG	115,253	15,853,503

WATER INFRASTRUCTURE & TECHNOLOGIES: 26.8%

Water Infrastructure: 9.4%
IDEX Corp.	103,750	11,724,788
Watts Water Technologies, Inc., Class A	160,544	10,146,381
Wolseley PLC	151,081	9,273,004
Xylem, Inc.	262,386	14,544,056
		45,688,229
Water Treatment Equipment: 2.9%
Ecolab, Inc.	105,280	13,975,920

Water Utilities: 11.6%
American Water Works Co., Inc.	152,729	11,905,226
Beijing Enterprises Water Group, Ltd. (a)	9,968,000	7,735,493
Pennon Group PLC	797,506	8,570,704
Severn Trent PLC	292,452	8,313,935
Suez	1,028,112	19,036,971
		55,562,329

Diversified Water Infrastructure & Technology: 2.9%
Danaher Corp.	168,885	14,252,205

POLLUTION CONTROL: 15.4%

Pollution Control Solutions: 1.6%
Umicore SA	114,747	7,981,918

Environmental Testing & Gas Sensing: 10.9%
Agilent Technologies, Inc.	149,894	8,890,213
Applus Services SA	536,086	6,763,432
Horiba, Ltd.	76,593	4,672,140
Intertek Group PLC	144,993	7,965,224
Thermo Fisher Scientific, Inc.	85,210	14,866,589
Waters Corp. (a)	50,500	9,283,920
		52,441,518
Public Transportation: 2.9%
East Japan Railway Co.	145,400	13,928,768

WASTE MANAGEMENT & TECHNOLOGIES: 3.6%

Recycling & Value Added Waste Processing: 1.2%
LKQ Corp. (a)	182,241	6,004,841

General Waste Management: 2.4%
Waste Management, Inc.	158,479	11,624,434

FOOD, AGRICULTURE & FORESTRY: 13.2%

Logistics, Food Safety & Packaging: 8.9%
GEA Group AG	265,042	10,882,903
Sealed Air Corp.	418,771	18,744,190
WestRock Co.	240,613	13,633,133
		43,260,226

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Global Environmental Markets Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS, continued

FOOD, AGRICULTURE & FORESTRY, continued

Sustainable & Efficient Agriculture: 4.3%
Kubota Corp.	843,700	$14,260,881
Trimble, Inc. (a)	181,700	6,481,239
		20,742,120

DIVERSIFIED ENVIRONMENTAL: 4.9%

Diversified Environmental: 4.9%
3M Co.	45,643	9,502,416
Linde AG	24,551	4,673,355
Praxair, Inc.	72,338	9,588,402
		23,764,173
TOTAL COMMON STOCKS
(Cost $380,108,322)		472,028,755

MONEY MARKET: 2.3%
State Street Institutional U.S. Government Money Market Fund (b)	11,231,383	11,231,383
(Cost $11,231,383)

TOTAL INVESTMENTS: 99.9%
(Cost $391,339,705)		483,260,138

OTHER ASSETS AND LIABILITIES—
(NET): 0.1%		716,996

NET ASSETS: 100.0%		$483,977,134

(a)	Non-income producing security.

(b)	Institutional Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

Percent of Net Assets	Value	Percent of Net Assets
Belgium	$7,981,918	1.6%
China	7,042,361	1.5%
France	35,025,276	7.2%
Germany	31,409,761	6.5%
Hong Kong	7,735,493	1.6%
Ireland	19,597,527	4.0%
Japan	51,112,370	10.6%
Netherlands	11,081,205	2.3%
Spain	6,763,432	1.4%
Switzerland	13,342,712	2.8%
Taiwan	8,607,444	1.8%
United Kingdom	49,869,977	10.3%
United States	222,459,279	46.0%
Money Market	11,231,383	2.3%
Other assets and liabilities (net)	716,996	0.1%
Total	$483,977,134	100.0%

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS: 98.4%

Community Investment Notes: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	$3,000,000
CINI Investment Note, 2.000%, 11/01/17 (a)(b)	265,516	265,516
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20 (a)	100,000	98,394

TOTAL COMMUNITY INVESTMENT NOTES
(Cost $3,365,516)		3,363,910

CORPORATE BONDS: 28.8%

Consumer Discretionary: 2.8%
Home Depot, Inc., The, 3.000%, 04/01/26	2,000,000	2,012,922
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	3,071,198
MGM Resorts International, 4.625%, 09/01/26	1,000,000	1,015,000
New Red Finance, Inc.,144A, 4.250%, 05/15/24 (c)	1,000,000	996,190
Newell Brands, Inc., 2.050%, 12/01/17	170,000	170,297
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	2,035,964
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (c)	1,500,000	1,546,875
Target Corp., 6.000%, 01/15/18	2,000,000	2,046,434
Time Warner Cable LLC, 6.750%, 07/01/18	1,000,000	1,046,459
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	929,646
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (c)	2,000,000	2,100,000
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,148,231
		19,119,216
Consumer Staples: 1.8%
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	2,000,000	2,062,004
Aramark Services, Inc., 4.750%, 06/01/26	1,000,000	1,040,000
Campbell Soup Co., 3.300%, 03/19/25	3,000,000	3,034,965
Kimberly-Clark Corp., 2.650%, 03/01/25	2,000,000	1,962,540
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (c)	1,500,000	1,552,500
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (c)	500,000	520,625
PepsiCo, Inc., 2.375%, 10/06/26	2,000,000	1,907,178
		12,079,812
Energy: 2.9%
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26	2,000,000	2,060,000
Antero Midstream Partners LP/Finance Corp., 144A, 5.375%, 09/15/24 (c)	1,000,000	1,027,500
ConocoPhillips Co., 2.875%, 11/15/21	3,000,000	3,051,159
Hess Corp, 3.500%, 07/15/24	2,000,000	1,948,888
MidAmerican Energy Co., 3.100%, 05/01/27	3,000,000	3,024,219
Noble Energy, Inc., 3.900%, 11/15/24 (d)	2,000,000	2,058,406
Occidental Petroleum Corp., 3.500%, 06/15/25	2,000,000	2,044,658
ONEOK Partners, LP, 8.625%, 03/01/19	2,000,000	2,200,926
Sabine Pass Liquefaction, LLC, 5.625%, 03/01/25	1,000,000	1,104,744
Sabine Pass Liquefaction LLC, 5.000%, 03/15/27	1,000,000	1,065,259
		19,585,759
Financials: 12.4%
Ally Financial, Inc., 3.250%, 11/05/18	2,000,000	2,029,400

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Financials, continued
American Express Credit Corp., 2.250%, 05/05/21	$1,400,000	$1,398,601
Asian Development Bank, 2.125%, 03/19/25	2,000,000	1,964,578
Bank of America Corp., 5.750%, 12/01/17	2,000,000	2,034,050
Bank of America Corp., 1.950%, 05/12/18	3,000,000	3,003,807
Bank of America Corp., 2.151%, 11/09/20	2,000,000	1,992,542
Bank of America Corp., 3.300%, 01/11/23	1,000,000	1,020,466
Bank of America Corp., 3.500%, 04/19/26	1,000,000	1,005,292
Bank of New York Mellon Corp., The, 2.200%, 08/16/23	2,000,000	1,940,902
Bank of New York Mellon Corp., The, 2.450%, 08/17/26 (d)	1,000,000	954,378
BlackRock, Inc., 3.375%, 06/01/22 (d)	2,350,000	2,453,322
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	2,047,896
CIT Group, Inc., 5.000%, 08/15/22	1,000,000	1,080,000
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,836,420
Discover Bank, 3.200%, 08/09/21	1,000,000	1,019,448
Discover Bank, 4.250%, 03/13/26	1,300,000	1,337,687
Fifth Third Bank, 2.250%, 06/14/21	2,000,000	1,995,278
Ford Motor Credit Co., LLC, 2.422%, 11/20/18	3,000,000	2,998,086
Ford Motor Credit Co., LLC, 2.058%, 03/12/19	1,000,000	1,002,726
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	2,000,000	2,180,956
Goldman Sachs Group, Inc., The, 2.372%, 04/30/18	4,000,000	4,030,972
Goldman Sachs Group, Inc., The, 6.750%, 10/01/37	2,000,000	2,600,826
ING Bank NV, 144A, 2.000%, 11/26/18 (c)	2,000,000	2,002,070
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	1,999,454
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	3,943,508
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,940,050
International Finance Corp., 2.000%, 09/15/24	3,000,000	2,999,322
International Lease Finance Corp., 4.625%, 04/15/21	1,000,000	1,066,222
JPMorgan Chase & Co., 2.972%, 01/15/23	2,000,000	2,025,308
JPMorgan Chase & Co, 2.950%, 10/01/26	2,000,000	1,932,516
Morgan Stanley, 2.200%, 12/07/18	2,000,000	2,010,668
Morgan Stanley, 2.625%, 11/17/21	2,000,000	1,998,280
Morgan Stanley, 2.336%, 01/20/22	4,000,000	4,042,076
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,957,804
PNC Bank NA, 2.625%, 02/17/22	2,000,000	2,015,828
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,205,540

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Financials, continued
Raymond James Financial, Inc., 3.625%, 09/15/26	$1,000,000	$1,002,854
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,000,000	2,192,220
State Street Corp., 4.956%, 03/15/18	2,010,000	2,054,759
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,583,409
Toyota Motor Credit Corp., 1.900%, 04/08/21	500,000	495,155
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	983,311
US Bancorp, 1.950%, 11/15/18	2,064,000	2,075,007
		84,452,994
Health Care: 2.1%
AbbVie, Inc., 3.200%, 05/14/26	2,000,000	1,980,164
Becton Dickinson & Co., 7.000%, 08/01/27	2,250,000	2,829,602
Endo Dac/Finance, LLC/Finco, Inc., 144A, 5.875%, 10/15/24 (c)	1,000,000	1,035,000
HCA, Inc., 4.500%, 02/15/27	1,500,000	1,546,875
HCA, Inc., 5.500%, 06/15/47	1,000,000	1,037,500
Johnson & Johnson, 2.450%, 03/01/26	2,000,000	1,952,496
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	2,018,922
UnitedHealth Group, Inc., 3.450%, 01/15/27	2,000,000	2,058,904
		14,459,463
Industrials: 2.0%
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,313,935
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,409,646
Masco Corp., 4.375%, 04/01/26	1,000,000	1,071,700
Ryder System, Inc., 2.500%, 05/11/20	2,000,000	2,012,206
SolarCity Corp., 4.700%, 05/29/25	2,000,000	1,992,648
United Parcel Service, Inc., 2.400%, 11/15/26 (d)	2,000,000	1,933,986
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,561,430
		13,295,551
Information Technology: 2.6%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,234,041
Apple, Inc., 2.850%, 05/06/21	1,000,000	1,028,728
Apple, Inc., 2.850%, 05/11/24	500,000	502,879
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,490,633
CA, Inc., 5.375%, 12/01/19	1,500,000	1,575,666
Cisco Systems, Inc., 1.702%, 03/01/19	2,000,000	2,015,102
eBay, Inc., 2.750%, 01/30/23	3,000,000	2,977,262
Intel Corp., 3.150%, 05/11/27	500,000	502,329
Microsoft Corp., 2.875%, 02/06/24	1,000,000	1,017,157
Microsoft Corp., 2.400%, 08/08/26	3,000,000	2,890,632
NetApp, Inc., 3.250%, 12/15/22	671,000	676,620
Western Digital Corp., 144A, 7.375%, 04/01/23 (c)	1,000,000	1,101,250
		18,012,299
Materials: 0.7%
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (c)	2,000,000	2,107,800
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,261,474
Steel Dynamics, Inc., 5.000%, 12/15/26	500,000	514,375
		4,883,649

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Real Estate: 0.6%
American Tower Corp., REIT, 2.250%, 01/15/22	$2,000,000	$1,952,224
Care Capital Properties LP, REIT, 5.125%, 08/15/26	2,000,000	2,035,748
		3,987,972
Telecommunication Services: 0.5%
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,046,250
Verizon Communications, Inc., 3.500%, 11/01/24	2,500,000	2,527,050
		3,573,300
Utilities: 0.4%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	988,611
Southern Power Co., 4.150%, 12/01/25	2,000,000	2,092,208
		3,080,819
TOTAL CORPORATE BONDS
(Cost $194,043,594)		196,530,834

U.S. GOVERNMENT AGENCY BONDS: 2.8%

Federal Farm Credit Bank (Agency): 1.7%
1.120%, 08/20/18	4,000,000	3,984,040
1.140%, 09/04/18	3,500,000	3,488,093
1.875%, 03/02/22	2,000,000	1,970,454
1.770%, 10/05/23	2,465,000	2,369,918
		11,812,505
Federal Home Loan Bank System (Agency): 0.1%
2.375%, 03/12/21	1,000,000	1,020,234

Fannie Mae (Agency): 1.0%
1.050%, 05/25/18	3,000,000	2,992,440
1.000%, 12/20/18	4,000,000	3,979,292
		6,971,732
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $19,929,221)		19,804,471

GOVERNMENT BONDS: 0.8%
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,172,605
(Cost $4,994,682)

MUNICIPAL BONDS: 5.1%
Alabama Economic Settlement Authority, 3.163%, 09/15/25	2,000,000	2,032,440
American Municipal Power, Inc., 6.973%, 02/15/24	2,000,000	2,407,660
City & County of Honolulu HI, 3.125%, 10/01/28	2,000,000	2,014,640
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	2,017,300
City of Napa CA Solid Waste Revenue, 2.890%, 08/01/31	1,500,000	1,446,255
City of San Francisco CA Public Utilities Commission, 6.000%, 11/01/40	2,815,000	3,543,212
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,137,620
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,146,080
Kentucky State Property & Building Commission, 5.373%, 11/01/25	2,000,000	2,247,160
Metropolitan Water Reclamation District of Greater Chicago, 4.000%, 12/01/36	1,000,000	950,360
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,623,150
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,314,083

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

MUNICIPAL BONDS, continued
State of California, 5.000%, 10/01/28	$1,000,000	$1,185,590
State of Connecticut, 5.295%, 10/01/29	2,000,000	2,259,180
State of Georgia, 4.310%, 10/01/26	2,000,000	2,224,120
University of California, 4.059%, 05/15/31	2,800,000	2,944,564
University of Massachusetts Building Authority, 6.573%, 05/01/39	1,800,000	1,946,232

TOTAL MUNICIPAL BONDS
(Cost $34,600,036)		34,439,646

U.S. TREASURY NOTES: 33.9%
0.125%, 04/15/18 (TIPS)	1,036,556	1,033,141
1.000%, 10/15/19	6,000,000	5,943,984
1.375%, 01/15/20	12,000,000	11,971,404
1.250%, 07/15/20 (TIPS)	4,484,480	4,675,864
0.125%, 04/15/21 (TIPS)	3,094,830	3,091,234
2.125%, 09/30/21	10,000,000	10,137,890
1.750%, 11/30/21	4,000,000	3,990,080
0.125%, 04/15/22	2,010,720	2,002,136
1.875%, 04/30/22	37,000,000	36,997,114
2.125%, 11/30/23	15,000,000	15,053,325
2.125%, 03/31/24	10,000,000	10,008,980
2.000%, 05/31/24	2,000,000	1,984,140
0.125%, 07/15/24 (TIPS)	4,118,840	4,048,214
2.375%, 08/15/24	39,000,000	39,601,770
0.625%, 01/15/26 (TIPS)	3,086,970	3,108,486
0.375%, 01/15/27 (TIPS)	7,085,190	6,963,311
2.375%, 05/15/27	24,000,000	24,155,160
6.250%, 05/15/30	4,000,000	5,703,436
4.500%, 02/15/36 (d)	9,000,000	11,620,017
5.000%, 05/15/37	2,000,000	2,744,804
4.375%, 11/15/39	4,000,000	5,099,688
3.000%, 05/15/47	20,000,000	20,644,140

TOTAL U.S. TREASURY NOTES
(Cost $231,192,651)		230,578,318

MORTGAGE-BACKED SECURITIES: 26.5%

Ginnie Mae (Mortgage-Backed): 2.7%
2.125%, 05/20/34	1,585,795	1,648,528
6.000%, 01/15/38	379,726	434,808
3.020%, 09/15/41	1,961,040	1,913,758
2.125%, 06/20/43	1,138,088	1,171,193
4.000%, 02/20/45	1,003,414	1,057,187
3.500%, 11/20/46	1,911,866	1,982,957
2.910%, 09/16/50	2,000,000	2,007,290
3.458%, 05/16/53	2,275,379	2,307,318
2.900%, 10/16/53	1,574,695	1,558,232
3.250%, 09/16/54	2,000,000	2,025,657
2.600%, 03/16/55	2,323,838	2,315,255
		18,422,183
Freddie Mac (Mortgage-Backed): 4.9%
3.010%, 07/25/25	4,000,000	4,100,993
4.000%, 06/01/26	3,370,285	3,550,056
3.500%, 06/01/28	1,275,990	1,332,913
3.000%, 11/01/28	23,456	24,124
3.500%, 01/01/29	1,152,883	1,203,946
4.000%, 08/01/31	1,529,175	1,625,659
3.000%, 07/01/33	2,177,758	2,220,774
3.500%, 01/01/34	1,912,652	1,999,574
3.500%, 03/01/35	1,408,099	1,466,651
4.000%, 10/01/35	2,718,303	2,895,794
5.500%, 10/01/39	443,426	494,132
3.500%, 01/01/41	1,261,494	1,302,121
3.000%, 01/15/42	1,946,000	1,905,150
4.000%, 04/01/42	1,391,495	1,470,092
3.500%, 04/01/42	1,547,222	1,600,271
2.440%, 01/01/43	2,434,898	2,459,207
4.000%, 08/01/44	1,580,754	1,680,136
3.500%, 02/01/45	2,209,475	2,294,641
		33,626,234
Fannie Mae (Mortgage-Backed): 16.9%
2.940%, 03/01/24	2,989,358	3,071,575
3.500%, 01/01/26	908,713	947,560
3.500%, 02/01/26	800,023	833,168
2.480%, 08/01/26	2,000,000	1,942,861
2.270%, 09/01/26	2,000,000	1,890,912
4.000%, 10/01/26	1,339,234	1,410,492
3.000%, 11/01/26	1,128,847	1,162,118
3.500%, 12/01/26	1,561,054	1,628,043
3.140%, 03/01/27	1,500,000	1,534,072
3.000%, 09/01/28	79,855	82,023
3.660%, 01/01/29	2,000,000	2,114,444

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

MORTGAGE-BACKED SECURITIES, continued

Fannie Mae (Mortgage-Backed), continued
4.000%, 01/01/31	$1,300,873	$1,380,025
4.000%, 02/01/31	729,051	773,444
2.910%, 03/01/34	2,022,430	2,125,460
4.500%, 04/01/34	1,780,861	1,921,815
4.000%, 05/01/34	1,274,190	1,360,927
3.000%, 07/01/34	784,786	826,286
3.500%, 07/01/35	2,278,026	2,372,873
4.000%, 07/01/36	1,803,401	1,917,080
2.798%, 09/01/39	2,009,669	2,102,801
5.000%, 06/01/40	1,461,483	1,615,288
6.000%, 06/01/40	900,643	1,027,750
3.500%, 12/01/40	1,679,013	1,734,246
4.000%, 01/01/41	1,866,160	1,969,645
4.000%, 02/01/41	4,048,996	4,301,284
4.500%, 03/01/41	1,571,841	1,699,961
3.500%, 10/01/41	1,583,865	1,638,908
4.500%, 11/01/41	1,547,267	1,680,891
4.000%, 01/01/42	3,856,802	4,111,432
2.712%, 04/01/42	1,291,218	1,323,368
4.000%, 07/01/42	3,658,411	3,860,870
3.500%, 07/01/42	33,496	34,760
2.040%, 09/01/42	819,204	860,412
3.000%, 03/01/43	20,626	20,662
3.000%, 06/01/43	1,374,230	1,380,389
3.500%, 06/01/43	2,401,197	2,473,350
4.000%, 08/01/43	1,895,199	1,886,496
2.763%, 09/01/43	1,772,823	1,832,128
4.000%, 01/01/45	1,463,090	1,539,438
3.500%, 04/01/45	1,485,169	1,526,770
4.000%, 06/01/45	1,929,699	2,041,877
3.500%, 08/01/45	4,477,646	4,627,338
4.000%, 09/01/45	2,432,380	2,576,469
3.500%, 10/01/45	2,529,726	2,605,489
4.000%, 10/01/45	3,681,102	3,873,194
4.000%, 11/01/45	2,325,452	2,447,119
4.000%, 06/01/46	2,605,637	2,741,608
3.500%, 06/01/46	1,859,690	1,921,503
3.000%, 06/01/46	5,692,368	5,594,203
4.000%, 07/01/46	2,846,943	2,995,506
4.500%, 09/01/46	1,720,353	1,865,555
3.000%, 10/01/46	1,908,197	1,907,565
4.000%, 10/01/46	1,861,309	1,958,438
4.000%, 01/01/47	2,441,711	2,579,003
4.500%, 01/01/47	2,662,349	2,857,319
BONDS, continued

MORTGAGE-BACKED SECURITIES, continued

Fannie Mae (Mortgage-Backed), continued
4.000%, 05/01/47	4,722,902	4,706,170
		115,214,383
Commercial Mortgage-Backed: 2.0%
FREMF Mortgage Trust, 144A, 5.685%, 04/25/20 (c)	3,264,000	3,526,141
FREMF Mortgage Trust, 144A, 5.341%, 02/25/47 (c)	3,300,000	3,607,161
FREMF Mortgage Trust, 144A, 3.681%, 11/25/47 (c)	2,000,000	2,013,768
FREMF Mortgage Trust, 144A, 4.767%, 01/25/48 (c)	2,986,504	3,194,262
Towd Point Mortgage Trust 2007-2, 2.877%, 04/25/57 (c)	999,011	1,002,277
		13,343,609
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $181,237,927)		180,606,409

TOTAL BONDS
(Cost $669,363,627)		670,496,193

CERTIFICATES OF DEPOSIT: 0.1%
Hope Community Credit Union, 0.900%, 05/07/13	100,000	100,000
Urban Partnership Bank, 0.300%, 07/01/17	248,000	248,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $348,000)		348,000

MONEY MARKET: 1.4%
Self Help Credit Union Money Market Account	424,651	424,651
State Street Institutional U.S. Government Money Market Fund (e)	9,239,481	9,239,481

TOTAL MONEY MARKET
(Cost $9,664,132)		9,664,132

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio	7,984,328	$5,939,985
(Cost $5,939,985)

TOTAL INVESTMENTS: 100.8%
(Cost $685,315,744)		686,448,310

PAYABLE UPON RETURN OF SECURITIES LOANED
(NET): -0.9%		(5,939,985)

OTHER ASSETS AND LIABILITIES—
(NET): 0.1%		487,491

NET ASSETS: 100.0%		$680,995,816

(a)	Fair valued security.

(b)	Illiquid security.

(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(d)	Security of partial position of this security was on loan as of June 30, 2017. The total market value of securities on loan as of June 30, 2017 was $17,581,354.

(e)	Institutional Class

LP Limited Partnership

REIT Real Estate Investment Trust

TIPS Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
COMMON STOCKS: 0.6%

Energy: 0.6%
Chaparral Energy, Inc., Class A (d)	90,025	$1,874,770
Chaparral Energy, Inc., Class B (b)(d)	19,281	382,246
ION Geophysical Corp. (d)	706	217,500
		2,474,516
Health Care: 0.0%
Interactive Health, Inc. (b)(c)(d)	706	0

TOTAL COMMON STOCKS
(Cost $3,390,504)		2,474,516

PREFERRED STOCKS: 0.0%

Health Care: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0
(Cost $357,962)

BONDS: 89.9%

CORPORATE BONDS: 89.9%

Automotive: 2.1%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (a)	$1,900,000	1,952,249
IHO Verwaltungs GmbH, 144A, 4.500%, 09/15/23 (a)	1,900,000	1,933,250
Meritor, Inc., 6.750%, 06/15/21	1,000,000	1,035,500
Meritor, Inc., 6.250%, 02/15/24	1,000,000	1,047,500
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (a)	1,000,000	1,042,500
TI Group Automotive Systems LLC, 144A, 8.750%, 07/15/23 (a)	1,500,000	1,593,750
		8,604,749
Banking: 2.9%
Ally Financial, Inc., 3.500%, 01/27/19	1,500,000	1,524,375
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,075,000
Ally Financial, Inc., 4.125%, 02/13/22	2,300,000	2,363,249
Ally Financial, Inc., 5.750%, 11/20/25	1,800,000	1,901,250
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,080,000
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	1,900,000	2,082,609
Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	900,000	946,796
		11,973,279
Basic Industry: 9.3%
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (a)	950,000	1,047,375
Aleris International, Inc., 7.875%, 11/01/20	1,500,000	1,421,250
Aleris International, Inc., 144A, 9.500%, 04/01/21 (a)	1,400,000	1,446,606
BlueScope Steel Finance, Ltd/USA LLC, 144A, 6.500%, 05/15/21 (a)	900,000	951,750
Boise Cascade Co., 144A, 5.625%, 09/01/24 (a)	950,000	983,250
Coeur Mining, Inc., 144A, 5.875%, 06/01/24 (a)	950,000	925,063
Constellium NV, 144A, 7.875%, 04/01/21 (a)	900,000	966,375
Constellium NV, 144A, 8.000%, 01/15/23 (a)	1,000,000	1,035,000
FBM Finance, Inc., 144A, 8.250%, 08/15/21 (a)	2,000,000	2,152,500
Lennar Corp., 4.750%, 05/30/25	1,000,000	1,048,750
Lundin Mining Corp., 144A, 7.500%, 11/01/20 (a)	1,000,000	1,053,900

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Basic Industry, continued
Mercer International, Inc.,144A, 6.500%, 02/01/24 (a)	$1,900,000	$1,988,711
Meritage Homes Corp., 144A, 5.125%, 06/06/27 (a)	2,850,000	2,860,687
New Enterprise Stone & Lime Co., Inc., 144A, 10.125%, 04/01/22 (a)	1,000,000	1,088,750
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	900,000	918,000
SPCM SA, 144A, 4.875%, 09/15/25 (a)	950,000	971,375
Steel Dynamics, Inc., 5.000%, 12/15/26	1,200,000	1,234,500
Summit Materials LLC/Finance Corp., 8.500%, 04/15/22	1,000,000	1,135,000
Summit Materials LLC/Finance Corp., 144A, 5.125%, 06/01/25 (a)	950,000	976,125
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (a)	1,500,000	1,575,000
Toll Brothers Finance Corp., 4.875%, 11/15/25	1,900,000	1,976,000
TRI Pointe Group, Inc., 5.250%, 06/01/27	900,000	903,375
Tronox Finance LLC, 6.375%, 08/15/20	1,900,000	1,909,500
US Concrete, Inc., 6.375%, 06/01/24	2,250,000	2,385,000
USG Corp., 144A, 4.875%, 06/01/27 (a)	1,900,000	1,959,375
Valvoline, Inc., 144A, 5.500%, 07/15/24 (a)	1,900,000	2,014,000
WESCO Distribution, Inc., 5.375%, 06/15/24	1,900,000	1,992,625
		38,919,842
Capital Goods: 2.9%
ARD Finance SA, 7.125%, 09/15/23	3,000,000	3,209,700
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (a)	1,000,000	1,097,500
Bombardier, Inc., 144A, 8.750%, 12/01/21 (a)	1,400,000	1,557,500
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	1,900,000	1,778,875
MTW Cranes Escrow Corp., 144A, 12.750%, 08/15/21 (a)	1,900,000	2,156,500
PaperWorks Industries, Inc., 144A, 9.500%, 08/15/19 (a)	1,000,000	745,000
Shape Technologies Group, Inc., 144A, 7.625%, 02/01/20 (a)	1,650,000	1,720,125
		12,265,200
Consumer Goods: 5.4%
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (a)	2,900,000	2,965,250
High Ridge Brands Co., 144A, 8.875%, 03/15/25 (a)	3,000,000	3,003,750
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (a)	1,475,000	1,526,625
Lamb Weston Holdings, Inc., 144A, 4.875%, 11/01/26 (a)	950,000	989,187
Post Holdings, Inc., 144A, 6.000%, 12/15/22 (a)	900,000	957,375
Post Holdings, Inc., 144A, 5.500%, 03/01/25 (a)	1,450,000	1,498,937
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (a)	1,950,000	1,950,000
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (a)	2,000,000	2,147,500

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Consumer Goods, continued
Simmons Foods, Inc., 144A, 7.875%, 10/01/21 (a)	$2,800,000	$2,982,000
Tempur Sealy International, Inc., 5.500%, 06/15/26	2,800,000	2,852,500
US Foods, Inc., 144A, 5.875%, 06/15/24 (a)	1,400,000	1,459,500
		22,332,624
Energy: 13.4%
AmeriGas Partners LP/Finance Corp., 5.625%, 05/20/24	2,000,000	2,070,000
AmeriGas Partners LP/Finance Corp., 5.750%, 05/20/27	950,000	966,625
Antero Midstream Partners LP/Finance Corp., 144A, 5.375%, 09/15/24 (a)	1,900,000	1,952,250
Antero Resources Corp., 5.375%, 11/01/21	700,000	709,625
Antero Resources Corp., 5.625%, 06/01/23	900,000	915,750
Antero Resources Corp., 144A, 5.000%, 03/01/25 (a)	1,950,000	1,901,250
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	2,250,000	2,205,000
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	975,000
Ascent Resources Utica Holdings LLC, 144A, 10.000%, 04/01/22 (a)	1,400,000	1,407,000
Carrizo Oil & Gas, Inc., 8.250%, 07/15/25	450,000	461,250
Concho Resources, Inc., 5.500%, 04/01/23	2,900,000	2,994,250
Concho Resources, Inc., 4.375%, 01/15/25	1,000,000	1,025,000
DCP Midstream Operating LP, 144A, 4.750%, 09/30/21 (a)	1,650,000	1,691,250
DCP Midstream Operating LP, 3.875%, 03/15/23	900,000	873,000
Denbury Resources, Inc., 6.375%, 08/15/21	1,000,000	605,000
Denbury Resources, Inc., 5.500%, 05/01/22	1,000,000	565,000
Exterran Energy Solutions LP/EES Finance Corp., 144A, 8.125%, 05/01/25 (a)	1,900,000	1,942,750
Ferrellgas LP/Finance Corp., 6.750%, 01/15/22	1,450,000	1,370,250
Genesis Energy LP / Finance Corp., 5.750%, 02/15/21	850,000	852,125
Genesis Energy LP / Finance Corp., 6.000%, 05/15/23	1,000,000	985,000
Genesis Energy LP / Finance Corp., 5.625%, 06/15/24	1,450,000	1,381,125
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (a)	2,000,000	1,985,000
Halcon Resources Corp., 144A, 6.750%, 02/15/25 (a)	1,500,000	1,357,500
ION Geophysical Corp., 9.125%, 12/15/21 (b)	4,500,000	3,487,500
KCA Deutag UK Finance PLC, 144A, 9.875%, 04/01/22 (a)	2,000,000	1,950,000
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,350,000	1,346,625
Noble Holding International, Ltd., 7.750%, 01/15/24	1,900,000	1,512,875
Precision Drilling Corp., 144A, 7.750%, 12/15/23 (a)	950,000	950,000
Pride International, Inc., 6.875%, 08/15/20	1,000,000	1,030,000
RSP Permian, Inc., 144A, 5.250%, 01/15/25 (a)	950,000	955,938

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Energy, continued
Southwestern Energy Co., 4.100%, 03/15/22	$950,000	$890,030
Southwestern Energy Co., 6.700%, 01/23/25	500,000	491,250
Sunoco LP / Sunoco Finance Corp., 6.250%, 04/15/21	950,000	995,125
Sunoco LP / Sunoco Finance Corp., 6.375%, 04/01/23	900,000	950,220
Tallgrass Energy Partners LP/Finance Corp., 144A, 5.500%, 09/15/24 (a)	1,900,000	1,933,250
Tapstone Energy, LLC/Finance Corp., 144A, 9.750%, 06/01/22 (a)	2,000,000	1,716,250
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,350,000	1,390,500
Tesoro Logistics LP/ Finance Corp., 6.125%, 10/15/21	1,000,000	1,042,500
Tesoro Logistics LP/Finance Corp., 6.375%, 05/01/24	900,000	978,750
Tesoro Logistics LP/Finance Corp., 5.250%, 01/15/25	950,000	1,001,063
Weatherford International, Ltd., 5.125%, 09/15/20	900,000	868,500
WildHorse Resource Development Corp., 144A, 6.875%, 02/01/25 (a)	1,400,000	1,319,500
		56,000,876
Financial Services: 2.9%
Fly Leasing, Ltd., 6.750%, 12/15/20	1,000,000	1,051,250
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,161,250
International Lease Finance Corp., 5.875%, 08/15/22	900,000	1,018,315
KCG Holdings, Inc., 144A, 6.875%, 03/15/20 (a)	1,400,000	1,449,875
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (a)	1,800,000	1,888,326
Park Aerospace Holdings, Ltd., 144A, 5.500%, 02/15/24 (a)	1,000,000	1,047,000
Springleaf Finance Corp., 7.750%, 10/01/21	950,000	1,066,375
Springleaf Finance Corp., 6.125%, 05/15/22	500,000	528,750
Springleaf Finance Corp., 8.250%, 10/01/23	950,000	1,066,375
		12,277,516
Health Care: 7.6%
Care Capital Properties LP, REIT, 5.125%, 08/15/26	3,350,000	3,409,877
Centene Corp., 5.625%, 02/15/21	450,000	470,250
Centene Corp., 6.125%, 02/15/24	900,000	975,312
Change Healthcare Holdings LLC/Finance, Inc.,144A, 5.750%, 03/01/25 (a)	1,500,000	1,535,625
DaVita, Inc. , 5.125%, 07/15/24	950,000	966,031
DaVita, Inc., 5.000%, 05/01/25	950,000	954,750
Endo Dac/Finance, LLC/Finco, Inc., 144A, 5.875%, 10/15/24 (a)	1,550,000	1,604,250
Endo Finance, LLC/Finco, Inc., 144A, 7.250%, 01/15/22 (a)	850,000	818,125
HCA, Inc., 5.875%, 05/01/23	1,750,000	1,909,688
HCA, Inc., 5.875%, 02/15/26	4,850,000	5,250,125
HCA, Inc., 5.250%, 06/15/26	1,000,000	1,081,000

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Health Care, continued
HCA, Inc., 4.500%, 02/15/27	$950,000	$979,688
inVentiv Group Holdings, Inc., 144A, 7.500%, 10/01/24 (a)	1,000,000	1,090,000
Kindred Healthcare, Inc., 6.375%, 04/15/22	550,000	543,813
Kindred Healthcare, Inc., 8.750%, 01/15/23	1,500,000	1,582,500
LifePoint Health, Inc., 5.375%, 05/01/24	2,800,000	2,905,000
Mallinckrodt International Finance SA/CB, LLC, 144A, 5.625%, 10/15/23 (a)	1,000,000	917,500
MEDNAX, Inc., 144A, 5.250%, 12/01/23 (a)	3,350,000	3,458,875
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,092,630
		31,545,039
Insurance: 0.5%
MGIC Investment Corp., 5.750%, 08/15/23	950,000	1,026,000
USIS Merger Sub, Inc.,144A, 6.875%, 05/01/25 (a)	1,000,000	1,020,000
		2,046,000
Leisure: 3.9%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (a)	950,000	969,000
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (a)	1,000,000	1,026,250
Cedar Fair LP, 144A, 5.375%, 04/15/27 (a)	1,900,000	2,009,250
Hilton Worldwide Finance, LLC/Corp., 144A, 4.625%, 04/01/25 (a)	950,000	982,063
Hilton Worldwide Finance, LLC/Corp., 144A, 4.875%, 04/01/27 (a)	950,000	996,313
MGM Growth Properties Operating Partnership, LP, 4.500%, 09/01/26	2,900,000	2,932,625
MGM Resorts International, 4.625%, 09/01/26	900,000	913,500
NCL Corp., Ltd., 144A, 4.625%, 11/15/20 (a)	1,750,000	1,805,243
NCL Corp., Ltd., 144A, 4.750%, 12/15/21 (a)	1,950,000	2,028,956
Scientific Games International, Inc., 6.250%, 09/01/20	1,000,000	996,250
Scientific Games International, Inc., 6.625%, 05/15/21	500,000	500,000
Scientific Games International, Inc., 10.000%, 12/01/22	1,000,000	1,100,000
		16,259,450
Media: 10.4%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	2,000,000	2,095,000
Altice Financing SA, 144A, 6.625%, 02/15/23 (a)	2,000,000	2,126,880
Altice Financing SA, 144A, 7.500%, 05/15/26 (a)	1,750,000	1,946,875
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	1,053,750
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (a)	900,000	931,500
CCO Holdings LLC/Capital Corp., 144A, 5.375%, 05/01/25 (a)	900,000	960,750
CCO Holdings LLC/Capital Corp., 144A, 5.750%, 02/15/26 (a)	2,000,000	2,145,000
CCO Holdings LLC/Capital Corp., 144A, 5.500%, 05/01/26 (a)	1,000,000	1,063,750
CCO Holdings LLC/Capital Corp., 144A, 5.125%, 05/01/27 (a)	1,975,000	2,024,375
Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	1,000,000	998,750

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Media, continued
Columbus Cable Barbados, Ltd., 144A, 7.375%, 03/30/21 (a)	$2,600,000	$2,765,750
CSC Holdings LLC,144A, 10.125%, 01/15/23 (a)	1,900,000	2,208,750
E.W. Scripps Co., The, 144A, 5.125%, 05/15/25 (a)	1,450,000	1,497,125
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	2,500,000	2,587,500
Harland Clarke Holdings Corp., 144A, 8.375%, 08/15/22 (a)	450,000	480,375
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (a)	2,000,000	2,102,500
Nexstar Broadcasting, Inc., 144A, 5.625%, 08/01/24 (a)	950,000	964,250
SFR Group SA, 144A, 6.000%, 05/15/22 (a)	2,000,000	2,095,000
SFR Group SA, 144A, 6.250%, 05/15/24 (a)	2,850,000	3,021,000
SFR Group SA, 144A, 7.375%, 05/01/26 (a)	900,000	979,875
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (a)	3,000,000	3,108,750
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (a)	950,000	985,625
Unitymedia GmbH, 144A, 6.125%, 01/15/25 (a)	2,000,000	2,155,000
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (a)	950,000	1,010,562
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (a)	950,000	997,500
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	900,000	956,250
		43,262,442
Real Estate: 2.0%
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (a)	2,800,000	2,908,500
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,575,000
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,027,500
Kennedy-Wilson, Inc., 5.875%, 04/01/24	2,800,000	2,898,000
		8,409,000
Retail: 4.4%
CST Brands, Inc., 5.000%, 05/01/23	2,000,000	2,110,400
Cumberland Farms, Inc.,144A, 6.750%, 05/01/25 (a)	1,900,000	2,004,500
JC Penney Corp., Inc., 5.650%, 06/01/20	2,000,000	1,975,000
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 4.750%, 06/01/27 (a)	1,900,000	1,945,125
New Red Finance, Inc.,144A, 4.250%, 05/15/24 (a)	950,000	946,381
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (a)	900,000	931,500
PetSmart, Inc.,144A, 8.875%, 06/01/25 (a)	1,450,000	1,342,845
PetSmart, Inc.,144A, 5.875%, 06/01/25 (a)	1,950,000	1,889,062
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	3,000,000	3,086,250
SUPERVALU, Inc., 7.750%, 11/15/22	1,950,000	1,906,125
		18,137,188
Services: 4.1%
Ahern Rentals, Inc., 144A, 7.375%, 05/15/23 (a)	1,450,000	1,196,250
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (a)	950,000	1,005,812
Aramark Services, Inc., 4.750%, 06/01/26	950,000	988,000

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Services, continued
BlueLine Rental Finance Corp./LLC, 144A, 9.250%, 03/15/24 (a)	$1,400,000	$1,459,500
Brand Energy & Infrastructure Services, Inc.,144A, 8.500%, 07/15/25 (a)	1,000,000	1,037,500
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (a)	950,000	970,188
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (a)	3,003,675	2,954,865
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (a)	1,000,000	1,089,160
Richie Bros Auctioneers, Inc., 144A, 5.375%, 01/15/25 (a)	1,900,000	1,985,500
United Rentals North America, Inc., 6.125%, 06/15/23	950,000	991,563
United Rentals North America, Inc., 5.500%, 05/15/27	1,400,000	1,445,500
Vertiv Intermediate Holding Corp.,144A, 12.000%, 02/15/22 (a)	2,000,000	2,147,500
		17,271,338
Technology & Electronics: 4.5%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (a)	1,600,000	1,630,000
CommScope Technologies LLC, 144A, 5.000%, 03/15/27 (a)	950,000	950,000
CommScope, Inc., 144A, 5.500%, 06/15/24 (a)	950,000	992,456
Dell International LLC/EMC Corp, 144A, 5.875%, 06/15/21 (a)	950,000	997,500
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (a)	1,450,000	1,594,645
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	1,510,000	1,581,725
Exela Intermediate LLC/Finance, Inc., 144A, 10.000%, 07/15/23 (a)	1,950,000	1,930,500
First Data Corp., 144A, 5.000%, 01/15/24 (a)	2,900,000	2,993,321
Micron Technology, Inc., 7.500%, 09/15/23	900,000	1,008,450
Sensata Technologies UK Financing Co. PLC, 144A, 6.250%, 02/15/26 (a)	900,000	985,500
Syniverse Holdings, Inc., 9.125%, 01/15/19	2,000,000	1,950,000
VeriSign, Inc.,144A, 4.750%, 07/15/27 (a)	950,000	965,438
Western Digital Corp., 144A, 7.375%, 04/01/23 (a)	1,000,000	1,101,250
		18,680,785
Telecommunications: 11.2%
CenturyLink, Inc., 7.500%, 04/01/24	1,900,000	2,085,250
CenturyLink, Inc., 5.625%, 04/01/25	950,000	951,976
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (a)	2,200,000	2,321,000
Digicel, Ltd., 144A, 6.000%, 04/15/21 (a)	1,450,000	1,395,625
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,081,250
Equinix, Inc., 5.375%, 05/15/27	1,500,000	1,603,125
Frontier Communications Corp., 8.500%, 04/15/20	966,000	1,017,922
Frontier Communications Corp, 10.500%, 09/15/22	3,000,000	2,876,250

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

CORPORATE BONDS, continued

Telecommunications, continued
Frontier Communications Corp., 6.875%, 01/15/25	$900,000	$713,250
Frontier Communications Corp., 11.000%, 09/15/25	1,450,000	1,352,125
Inmarsat Finance PLC, 144A, 6.500%, 10/01/24 (a)	1,900,000	2,033,000
Intelsat Jackson Holdings SA, 144A, 8.000%, 02/15/24 (a)	950,000	1,026,000
Level 3 Communications, Inc., 5.750%, 12/01/22	900,000	936,000
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,046,250
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	1,040,110
Sprint Communications, Inc., 8.375%, 08/15/17	2,000,000	2,017,500
Sprint Communications, Inc., 7.000%, 08/15/20	2,000,000	2,205,000
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	2,125,000
Sprint Communications, Inc., 144A, 7.000%, 03/01/20 (a)	1,000,000	1,100,320
Sprint Corp., 7.250%, 09/15/21	1,000,000	1,113,750
Sprint Corp., 7.875%, 09/15/23	1,000,000	1,152,500
Sprint Corp., 7.125%, 06/15/24	2,000,000	2,230,000
T-Mobile USA, Inc., 6.625%, 04/01/23	1,000,000	1,060,700
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,145,000
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,083,750
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	526,250
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,106,250
Uniti Group, Inc./CSL Capital LLC, 144A, 7.125%, 12/15/24 (a)	2,000,000	1,990,636
Wind Acquisition Finance SA, 144A, 7.375%, 04/23/21 (a)	2,000,000	2,081,250
Windstream Services LLC, 7.750%, 10/15/20	1,900,000	1,923,750
Zayo Group LLC/ Zayo Capital, Inc., 6.375%, 05/15/25	1,400,000	1,516,368
		46,857,157
Transportation: 1.6%
Air Canada, 144A, 7.750%, 04/15/21 (a)	1,150,000	1,322,500
Great Lakes Dredge & Dock Corp., 144A, 8.000%, 05/15/22 (a)	2,000,000	2,042,500
Kenan Advantage Group, Inc., The, 144A, 7.875%, 07/31/23 (a)	1,000,000	1,055,000
Navios Maritime Acquisition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (a)	2,500,000	2,131,250
		6,551,250
Utility: 0.8%
Atlantica Yield PLC, 144A, 7.000%, 11/15/19 (a)	900,000	958,500
Calpine Corp., 5.500%, 02/01/24	1,900,000	1,807,375
Ormat Funding Corp., 8.250%, 12/30/20 (b)	572,627	575,490
		3,341,365
TOTAL CORPORATE BONDS
(Cost $364,033,403)		374,735,100

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
BONDS, continued

LOANS: 3.1%

Media: 0.2%
iHeartCommunications, Inc., 7.810%, 01/30/19	$1,000,000	$820,625

Retail: 2.2%
Charlotte Russe, Inc., 6.750%, 05/21/19 (b)	7,783,547	3,859,354
JC Penney Corp., Inc., 5.543%, 06/29/23	2,437,507	2,408,953
TOMS Shoes LLC, 6.672%, 10/31/20 (b)	3,870,505	2,161,038
Toys R Us - Delaware, Inc., 10.054%, 04/24/20	994,898	778,513
		9,207,858
Telecommunications: 0.7%
PRWireless, Inc., 10.295%, 06/27/20 (b)	2,910,000	2,757,225

TOTAL LOANS
(Cost $18,480,562)		12,785,708

TOTAL BONDS
(Cost $382,513,965)		387,520,808

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 0.500%, 01/21/18	200,000	200,000
Beneficial State Bank, FSB CDARS, 0.400%, 04/26/18	100,260	100,260
Beneficial State Bank, FSB CDARS, 0.500%, 05/10/18	100,074	100,074
Self Help Credit Union, 1.050%, 01/04/18	100,000	100,000
Shared Interest, Inc., 0.700%, 09/30/18	500,000	500,000
Urban Partnership Bank, 0.300%, 07/01/17	100,539	100,539
Urban Partnership Bank, 0.200%, 08/03/17	100,000	100,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,200,873)		1,200,873

MONEY MARKET: 4.0%
Beneficial State Bank Money Market Account	200,612	200,612
State Street Institutional U.S. Government Money Market Fund (e)	16,620,287	16,620,287
(Cost $16,820,899)		16,820,899

TOTAL INVESTMENTS: 97.9%
(Cost $404,284,203)		408,017,096

OTHER ASSETS AND LIABILITIES—
(NET): 2.1%		8,947,060

NET ASSETS: 100.0%		$416,964,156

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b)	Illiquid security.

(c)	Fair valued security.

(d)	Non-income producing security.

(e)	Institutional Class shares

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Schedule of Investments (Unaudited), continued

Pax Balanced Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/Principal	Value
AFFILIATED INVESTMENT COMPANIES: 99.1%
Pax Core Bond Fund (a)	67,188,043	$677,927,358
Pax ESG Beta Dividend Fund (a)	13,231,616	138,005,757
Pax Large Cap Fund (a)	71,887,849	766,324,475
Pax Mid Cap Fund (a)	13,138,780	149,519,317
Pax MSCI EAFE Leaders Index Fund (a)	21,591,997	185,259,332

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $1,834,025,258)		1,917,036,239

MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund (a)	18,249,281	18,249,281
(Cost $18,249,281)

TOTAL INVESTMENTS: 100.0%
(Cost $1,852,274,539)		1,935,285,520

OTHER ASSETS AND LIABILITIES—
(NET): 0.0% (b)		(931,358)

NET ASSETS: 100.0%		$1,934,354,162

(a)	Institutional Class shares

(b)	Rounds to less than 0.05%

SEE NOTES TO FINANCIAL STATEMENTS

THIS PAGE INTENTIONALLY LEFT BLANK

June 30, 2017
Statements of Assets and Liabilities (Unaudited)

	Large Cap Fund	Mid Cap Fund	Small Cap Fund
ASSETS
Investments, at cost - Note A	$601,780,850	$125,477,789	$817,774,097

Investments in unaffiliated issuers, at value	$776,869,217	$150,978,206	$880,255,563
Investments in affiliated issuers, at value	—	—	—
Total investments, at value - Note A1	776,869,217	150,978,206	880,255,563
Cash	—	—	—
Foreign currency at value (cost $8,980; $54,037; $349,069; $903 and $60,327, respectively)	—	8,991	54,191
Prepaid expenses	58,133	28,660	141,983
Receivables:
Capital stock sold	—	2,000	1,890,011
Dividends and interest - Note A	749,148	89,184	571,426
Investment securities sold	—	1,117,174	4,059,093
Investment Adviser reimbursement	—	—	—
Other	1,118	1,086	6,732
Total Assets	777,677,616	152,225,301	886,978,999

LIABILITIES
Collateral on securities loaned, at value	1,105,456	1,557,500	27,506,219
Payables:
Capital stock reacquired	126	—	1,336,449
Investment securities purchased	7,067,805	—	2,525,373
Dividend payable - Note A	—	—	—
Payable to bank	—	—	—
Accrued expenses:
Investment advisory fees - Note B	418,751	95,330	526,297
Distribution expense	66	163	61,922
Trustees fees	2,105	—	—
Compliance expense	2,902	2,823	2,552
Transfer agent fees	16,011	19,693	84,610
Printing and other shareholder communication fees	2,746	10,226	—
Custodian fees	47,438	14,254	54,421
Legal and audit fees	14,439	16,230	16,165
Other accrued expenses	—	10,835	25,944
Total Liabilities	8,677,845	1,727,054	32,139,952
NET ASSETS	$768,999,771	$150,498,247	$854,839,047

[1]

Investments at market value include securities loaned. At June 30, 2017, the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Index Fund and Core Bond Fund had a total market value of securities on loan of $9,509,135; $3,341,994; $74,784,921; $14,025,300; $10,287,319; $3,926,161 and $17,581,354, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

ESG Beta Quality Fund	ESG Beta Dividend Fund	MSCI EAFE ESG Leaders Index Fund	Global Women’s Index Fund	Global Environmental Markets Fund	Core Bond Fund	High Yield Bond Fund	Balanced Fund

$130,757,121	$124,547,372	$526,699,109	$131,029,935	$391,339,705	$685,315,744	$404,284,203	$1,852,274,539

$196,618,942	$138,681,303	$561,066,258	$146,669,456	$483,260,138	$686,448,310	$408,017,096	$18,249,281
—	—	—	—	—	—	—	1,917,036,239
196,618,942	138,681,303	561,066,258	146,669,456	483,260,138	686,448,310	408,017,096	1,935,285,520
—	2,161	—	—	—	13,497	—	61,813
—	—	348,699	965	60,117	—	—	—
—	—	—	—	66,899	53,625	—	—

78,086	—	1,769,819	949,240	1,755,933	200	301,784	719,645
233,959	202,315	1,520,010	281,232	530,467	3,798,248	6,182,344	1,448,041
—	—	—	—	1,749,470	9,396,910	11,665,519	—
—	—	—	—	8,812	—	—	—
21,469	1,434	1,006,229	58,902	60,153	3,001	—	—
196,952,456	138,887,213	565,711,015	147,959,795	487,491,989	699,713,791	426,166,743	1,937,515,019

1,019,376	539,610	—	731,643	—	5,939,985	—	—

65,861	—	122,760	32,723	205,071	6	758,844	1,406,734
—	—	835,188	945,274	2,850,909	12,432,155	7,808,402	1,363,511
—	—	—	—	—	1,420	278,784	—
—	—	—	—	—	—	23,125	—

105,295	74,185	252,844	76,401	314,755	226,643	175,701	63,631
34,091	56	25,582	18,054	34,121	447	49,829	315,509
—	—	—	—	—	1,850	38	—
—	—	—	—	2,702	2,984	2,736	—
—	—	—	—	26,622	8,965	61,912	—
—	—	—	—	—	2,350	(30,433)	11,472
—	—	—	—	49,408	83,951	77,581	—
—	—	—	—	18,358	17,219	(5,119)	—
—	—	—	—	12,909	—	1,187	—
1,224,623	613,851	1,236,374	1,804,095	3,514,855	18,717,975	9,202,587	3,160,857
$195,727,833	$138,273,362	$564,474,641	$146,155,700	$483,977,134	$680,995,816	$416,964,156	$1,934,354,162

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Statements of Assets and Liabilities (Unaudited), continued

	Large Cap Fund	Mid Cap Fund	Small Cap Fund
Net Assets Represented By:
Paid in Capital	$566,528,082	$119,041,526	$785,907,449
Undistributed (distributions in excess of) net investment income	243,802	148,327	161,574
Accumulated net realized gain (loss)	27,139,520	5,807,966	6,288,490
Net unrealized appreciation (depreciation) of:
Investments and written options	175,088,367	25,500,417	62,481,466
Foreign currency translations	—	11	68
NET ASSETS	$768,999,771	$150,498,247	$854,839,047

Individual Investor Class
Net assets	$369,867	$808,404	$257,021,818
Capital Shares Outstanding	34,706	71,067	16,877,282
Net asset value per share	$10.66	$11.38	$15.23
Class A
Net assets			$41,012,832
Capital Shares Outstanding			2,698,557
Net asset value per share			$15.20
Institutional Class
Net assets	$768,629,904	$149,689,843	$556,804,397
Capital Shares Outstanding	72,107,672	13,156,826	36,311,296
Net asset value per share	$10.66	$11.38	$15.33

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

ESG Beta Quality Fund	ESG Beta Dividend Fund	MSCI EAFE ESG Leaders Index Fund	Global Women’s Index Fund	Global Environmental Markets Fund	Core Bond Fund	High Yield Bond Fund	Balanced Fund

$124,613,516	$123,916,988	$543,404,002	$129,262,379	$384,910,331	$678,966,042	$469,264,236	$1,835,191,561
94,714	85,001	(247,708)	40,943	244,121	(626,212)	(122,865)	8,353,308
5,159,012	137,442	(13,094,095)	1,211,427	6,896,874	1,523,421	(55,910,107)	7,808,988

65,861,821	14,133,931	34,367,149	15,639,521	91,920,433	1,132,565	3,732,892	83,010,981
(1,230)	—	45,293	1,430	5,375	—	—	(10,676)
$195,727,833	$138,273,362	$564,474,641	$146,155,700	$483,977,134	$680,995,816	$416,964,156	$1,934,354,162

$155,191,158	$280,835	$124,191,736	$87,754,779	$148,811,179	$2,259,718	$220,096,814	$1,463,326,284
8,542,512	26,944	14,210,228	3,839,769	9,852,769	224,028	32,244,476	68,767,333
$18.17	$10.42	$8.74	$22.85	$15.10	$10.09	$6.83	$21.28

$5,825,906				$16,674,146		$7,408,183
321,499				1,105,869		1,083,521
$18.12				$15.08		$6.84

$34,710,769	$137,992,527	$440,282,905	$58,400,921	$318,491,809	$678,736,098	$189,459,159	$471,027,878
1,861,518	13,235,104	51,309,770	2,543,868	20,956,710	67,290,048	27,857,795	21,824,408
$18.65	$10.43	$8.58	$22.96	$15.20	$10.09	$6.80	$21.58

SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2017
Statements of Operations (Unaudited)

	Large Cap Fund	Mid Cap Fund	Small Cap Fund
Investment Income
Income
Dividends (net of foreign withholding tax of $0; $3,057; $18,362; $54; $0; $1,097,524; $119,906; $318,175; $0; $0 and $0, respectively)	$6,196,654	$1,025,508	$6,034,888
Dividends from affiliate - Note C	—	—	—
Interest	16,849	14,534	99,216
Income from securities lending - Note A	3,421	5,134	36,070
Other income	—	—	—
Total Income	6,216,924	1,045,176	6,170,174

Expenses
Investment advisory fees - Note B	2,535,025	594,961	3,136,348
Distribution expenses - Individual Investor (Note B)	248	791	333,568
Distribution expenses - Class A (Note B)			50,817
Distribution expenses - Class R (Note B)			8,499
Transfer agent fees - Note A	18,277	12,397	442,242
Printing and other shareholder communication fees	5,885	4,959	38,689
Custodian fees	41,965	12,330	47,174
Legal fees and related expenses	33,778	17,948	34,907
Trustees' fees and expenses - Note B	26,283	14,450	28,226
Compliance expense	8,003	7,957	9,439
Audit fees	16,105	16,230	16,165
Registration fees	22,315	20,697	46,179
Other expenses	14,563	6,179	16,929
Total Expenses	2,722,447	708,899	4,209,182
Less: Advisory fee waiver - Note B	—	—	—
Expenses assumed by Adviser - Note B	—	—	—
Net expenses	2,722,447	708,899	4,209,182
Net investment income	3,494,477	336,277	1,960,992
REALIZED AND UNREALIZED GAIN (LOSS) - Notes A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers	28,012,989	6,211,825	7,696,389
Investment in affiliated issuers	—	—	—
Foreign currency transactions	—	3,030	(2,754)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	34,372,808	4,869,652	(4,879,227)
Investment in affiliated issuers	—	—	—
Foreign currency translation	—	(25)	(85)
Net realized and unrealized gain (loss) on investments and foreign currency	62,385,797	11,084,482	2,814,323

Net increase (decrease) in net assets resulting from operations	$65,880,274	$11,420,759	$4,775,315

SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2017

ESG Beta Quality Fund	ESG Beta Dividend Fund[1]	MSCI EAFE ESG Leaders Index Fund	Global Women’s Index Fund	Global Environmental Markets Fund	Core Bond Fund	High Yield Bond Fund	Balanced Fund

$2,127,016	$2,030,947	$10,893,796	$2,041,022	$4,402,010	$23,222	$—	$—
—	—	—	—	—	—	—	15,860,281
2,702	2,381	1,914	1,126	19,974	8,756,611	12,934,850	36,351
21,172	3,881	—	4,415	1,550	18,687	—	—
—	—	—	—	—	19	37,960	39,126
2,150,890	2,037,209	10,895,710	2,046,563	4,423,534	8,798,539	12,972,810	15,935,758

633,139	451,795	1,424,299	410,687	1,623,330	1,334,763	1,030,988	477,391
202,744	193	141,176	100,420	168,566	1,799	290,634	1,991,829
6,554				18,327		8,075
2,609		1,438		4,878		1,386	10,483
—	—	—	—	208,726	12,327	225,456	—
—	—	—	—	18,345	6,131	31,770	—
—	—	—	—	47,085	74,977	63,928	—
—	—	—	—	23,551	31,101	24,380	—
—	—	—	—	18,825	23,742	19,724	—
—	—	—	—	8,429	7,827	8,529	—
—	—	—	—	18,358	18,885	32,678	—
—	—	—	—	40,058	22,315	41,588	—
—	—	—	—	9,529	11,730	10,255	—
845,046	451,988	1,566,913	511,107	2,208,007	1,545,597	1,789,391	2,479,703
—	—	—	—	—	—	—	(95,478)
—	—	—	—	(30,815)	—	—	—
845,046	451,988	1,566,913	511,107	2,177,192	1,545,597	1,789,391	2,384,225
1,305,844	1,585,221	9,328,797	1,535,456	2,246,342	7,252,942	11,183,419	13,551,533

5,158,945	173,230	4,996,218	1,294,017	8,650,572	1,537,957	4,456,753	—
—	—	—	—	—	—	—	7,808,988
—	—	(119,866)	6,982	(84,915)	—	—	—

9,525,258	7,603,377	53,197,269	11,643,770	46,122,903	4,056,164	2,486,895	—
—	—	—	—	—	—	—	96,096,829
1,153	—	85,524	5,063	9,191	—	—	7,117
14,685,356	7,776,607	58,159,145	12,949,832	54,697,751	5,594,121	6,943,648	103,912,934

$15,991,200	$9,361,828	$67,487,942	$14,485,288	$56,944,093	$12,847,063	$18,127,067	$117,464,467

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Large Cap Fund
	(Unaudited) Period Ended 6/30/17	Period Ended[1] 12/31/16
Increase (Decrease) in Net Assets
Operations
Investment income, net	$3,494,477	$571,176
Net realized gain (loss) on investments and foreign currency transactions	28,012,989	4,728,918
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	34,372,808	140,715,559
Net increase (decrease) in net assets resulting from operations	65,880,274	146,015,653
Distributions to shareholders from:
Net investment income
Individual Investor Class	(1,138)	—
Class A
Institutional Class	(3,264,528)	(537,108)
Class R
Realized gains
Individual Investor Class	(1,980)	—
Class A
Institutional Class	(4,735,976)	—
Class R
Total distributions to shareholders	(8,003,622)	(537,108)
From capital share transactions:
Individual Investor Class
Proceeds from shares sold	357,229	1,010
Proceeds from reinvestment of distributions	2,560	—
Cost of shares redeemed	(10)	—
Net increase (decrease) from Individual Investor Class transactions	359,779	1,010
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase from Class A transactions
Institutional Class
Proceeds from shares sold	2,329,803	—
Shares issued in connection with in kind subscription	—	796,895,502
Proceeds from reinvestment of distributions	7,983,094	537,108
Cost of shares redeemed	(89,500,126)	—
Net increase (decrease) from Institutional Class transactions	(79,187,229)	797,432,610
Class R
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class R transactions
NAV of shares issued in fund merger	—	(152,961,596)
Net increase (decrease) from capital share transactions	(78,827,450)	644,472,024
Net increase (decrease) in net assets	(20,950,798)	789,950,569
Net assets
Beginning of period	789,950,569	—
End of period (1)	$768,999,771	$789,950,569
(1) Includes undistributed net investment income (loss)	$243,802	$14,991

[1]	Commenced operations December 12, 2016.
[2]	Commenced operations March 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS

Mid Cap Fund		Small Cap Fund		ESG Beta Quality Fund
(Unaudited) Period Ended 6/30/17	Period Ended[2] 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16

$336,277	$2,190,047	$1,960,992	$6,372,789	$1,305,844	$1,888,468
6,214,855	1,098,553	7,693,635	21,013,002	5,158,945	17,277,335
4,869,627	20,630,801	(4,879,312)	87,666,985	9,526,411	(6,843,958)
11,420,759	23,919,401	4,775,315	115,052,776	15,991,200	12,321,845

(251)	(3,069)	(350,967)	(1,809,899)	(1,030,996)	(1,418,134)
		(58,105)	(262,699)	(39,706)	(35,441)
(187,699)	(2,179,224)	(1,434,356)	(4,009,698)	(267,423)	(311,119)
		—	(26,154)	—	(10,057)

—	(2,542)	(2,931,233)	(4,135,100)	(378,567)	(14,126,494)
		(466,423)	(598,504)	(14,193)	(355,608)
—	(1,538,463)	(6,286,163)	(7,194,420)	(82,688)	(2,370,055)
		—	(72,359)	—	(138,567)
(187,950)	(3,723,298)	(11,527,247)	(18,108,833)	(1,813,573)	(18,765,475)

485,533	401,813	45,638,876	77,721,155	8,113,291	13,520,744
242	5,513	3,146,814	5,755,645	1,372,112	15,127,470
(22,869)	(111,486)	(62,063,133)	(62,201,999)	(27,301,746)	(23,344,644)
462,906	295,840	(13,277,443)	21,274,801	(17,816,343)	5,303,570

		6,866,195	14,084,352	1,366,857	1,202,387
		482,054	787,871	49,552	365,884
		(5,507,704)	(8,697,571)	(253,541)	(345,487)
		1,840,545	6,174,652	1,162,868	1,222,784

132,838	62,107	172,425,389	236,330,266	11,994,488	8,680,004
—	159,614,142
187,699	3,717,687	6,471,209	9,377,290	298,513	2,292,574
(35,000,047)	(385)	(99,837,719)	(81,623,197)	(6,897,028)	(21,547,104)
(34,679,510)	163,393,551	79,058,879	164,084,359	5,395,973	(10,574,526)

		1,343,626	2,553,886	60,075	493,107
		—	47,716	—	146,735
		(5,989,743)	(1,323,832)	(1,766,489)	(563,672)
		(4,646,117)	1,277,770	(1,706,414)	76,170
—	(10,403,452)
(34,216,604)	153,285,939	62,975,864	192,811,582	(12,963,916)	(3,972,002)
(22,983,795)	173,482,042	56,223,932	289,755,525	1,213,711	(10,415,632)

173,482,042	—	798,615,115	508,859,590	194,514,122	204,929,754
$150,498,247	$173,482,042	$854,839,047	$798,615,115	$195,727,833	$194,514,122
$148,327	$—	$161,574	$44,010	$94,714	$126,995

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	ESG Beta Dividend Fund
	(Unaudited) Period Ended 6/30/2017	Period Ended[1] 12/31/16
Increase (Decrease) in Net Assets
Operations
Investment income, net	$1,585,221	$164,011
Net realized gain (loss) on investments and foreign currency transactions	173,230	—
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	7,603,377	6,530,554
Net increase (decrease) in net assets resulting from operations	9,361,828	6,694,565
Distributions to shareholders from:
Net investment income
Individual Investor Class	(2,838)	—
Class A
Institutional Class	(1,497,382)	(158,371)
Class R
Realized gains
Individual Investor Class	(4)	—
Class A
Institutional Class	(1,879)	—
Class R
Total distributions to shareholders	(1,502,103)	(158,371)
From capital share transactions:
Individual Investor Class
Proceeds from shares sold	276,669	10
Proceeds from reinvestment of distributions	2,489	—
Cost of shares redeemed	(1,026)	—
Net increase (decrease) from Individual Investor Class transactions	278,132	10
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase from Class A transactions
Institutional Class
Proceeds from shares sold	35,312	—
Shares issued in connection with in kind subscription	—	138,387,930
Proceeds from reinvestment of distributions	1,499,257	158,371
Cost of shares redeemed	(8,000,000)	—
Net increase (decrease) from Institutional Class transactions	(6,465,431)	138,546,301
Class R
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class R transactions
NAV of shares issued in fund merger	—	(8,481,569)
Net increase (decrease) from capital share transactions	(6,187,299)	130,064,742
Net increase (decrease) in net assets	1,672,426	136,600,936
Net assets
Beginning of period	136,600,936	—
End of period (1)	$138,273,362	$136,600,936
(1) Includes undistributed net investment income (loss)	$85,001	$—

[1]	Commenced operations December 12, 2016.

SEE NOTES TO FINANCIAL STATEMENTS

MSCI EAFE ESG Leaders Index Fund		Global Women’s Index Fund		Global Environmental Markets Fund
(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16

$9,328,797	$12,714,351	$1,535,456	$1,905,586	$2,246,342	$2,256,058
4,876,352	(10,761,015)	1,300,999	406,588	8,565,657	1,175,658
53,282,793	(3,691,710)	11,648,833	3,414,630	46,132,094	28,100,022
67,487,942	(1,738,374)	14,485,288	5,726,804	56,944,093	31,531,738

(1,895,701)	(2,284,218)	(843,291)	(1,286,039)	(494,761)	(631,107)
				(54,861)	(72,507)
(7,330,633)	(10,377,391)	(616,015)	(637,546)	(1,376,005)	(1,455,687)
—	(21,975)			—	(7,518)

—	—	(65,651)	—	—	—
				—	—
—	—	(43,099)	—	—	—
—	—			—	—
(9,226,334)	(12,683,584)	(1,568,056)	(1,923,585)	(1,925,627)	(2,166,819)

29,090,554	54,701,132	14,325,205	15,762,854	23,468,255	36,079,799
1,722,065	2,150,378	850,881	1,187,184	467,123	589,280
(17,205,771)	(24,612,118)	(8,526,421)	(11,871,295)	(16,249,860)	(29,912,660)
13,606,848	32,239,392	6,649,665	5,078,743	7,685,518	6,756,419

				2,755,615	3,338,849
				44,145	56,133
				(1,175,117)	(5,076,814)
				1,624,643	(1,681,832)

89,195,052	163,386,603	19,656,013	21,617,754	90,627,791	82,907,508

7,006,741	8,998,478	492,481	457,256	1,224,281	1,337,553
(104,098,016)	(82,092,606)	(4,250,116)	(5,546,254)	(17,318,895)	(24,991,204)
(7,896,223)	90,292,475	15,898,378	16,528,756	74,533,177	59,253,857

134,741	562,423			335,410	737,189
—	21,966			—	7,294
(1,330,458)	(357,444)			(3,425,230)	(509,340)
(1,195,717)	226,945			(3,089,820)	235,143

4,514,908	122,758,812	22,548,043	21,607,499	80,753,518	64,563,587
62,776,516	108,336,854	35,465,275	25,410,718	135,771,984	93,928,506

501,698,125	393,361,271	110,690,425	85,279,707	348,205,150	254,276,644
$564,474,641	$501,698,125	$146,155,700	$110,690,425	$483,977,134	$348,205,150
$(247,708)	$(350,171)	$40,943	$(35,207)	$244,121	$(76,594)

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	Core Bond Fund
	(Unaudited) Period Ended 6/30/2017	Period Ended[1] 12/31/16
Increase (Decrease) in Net Assets
Operations
Investment income, net	$7,252,942	$730,985
Net realized gain (loss) on investments and foreign currency transactions	1,537,957	(14,536)
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	4,056,164	(2,923,599)
Net increase (decrease) in net assets resulting from operations	12,847,063	(2,207,150)
Distributions to shareholders from:
Net investment income
Individual Investor Class	(15,627)	(66)
Class A
Institutional Class	(7,863,534)	(730,919)
Class R
Realized gains
Individual Investor Class	—	—
Class A
Institutional Class	—	—
Class R
Total distributions to shareholders	(7,879,161)	(730,985)
From capital share transactions:
Individual Investor Class
Proceeds from shares sold	2,293,547	107,830
Proceeds from reinvestment of distributions	15,542	66
Cost of shares redeemed	(168,671)	—
Net increase (decrease) from Individual Investor Class transactions	2,140,418	107,896
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase from Class A transactions
Institutional Class
Proceeds from shares sold	70,533,270	—
Shares issued in connection with in kind subscription	—	600,830,860
Proceeds from reinvestment of distributions	7,862,117	730,920
Cost of shares redeemed	(7,000,400)	—
Net increase (decrease) from Institutional Class transactions	71,394,987	601,561,780
Class R
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class R transactions
NAV of shares issued in fund merger	—	3,760,968
Net increase (decrease) from capital share transactions	73,535,405	605,430,644
Net increase (decrease) in net assets	78,503,307	602,492,509
Net assets
Beginning of period	602,492,509	—
End of period (1)	$680,995,816	$602,492,509
(1) Includes undistributed net investment income (loss)	$(626,212)	$7

[1]	Commenced operations December 12, 2016.

SEE NOTES TO FINANCIAL STATEMENTS

High Yield Bond Fund		Balanced Fund
(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16

$11,183,419	$23,675,127	$13,551,533	$25,010,315
4,456,753	(20,886,542)	7,808,988	209,598,162
2,486,895	48,381,946	96,103,946	(128,472,228)
18,127,067	51,170,531	117,464,467	106,136,249

(8,729,747)	(13,487,522)	(8,898,145)	(20,540,475)
(81,094)	(372,913)
(2,361,639)	(9,662,124)	(3,417,417)	(4,149,013)
(10,695)	(41,326)	—	(63,448)

—	—	(144,857,198)	(27,424,924)
—	—
—	—	(45,823,936)	(4,661,322)
—	—	—	(105,949)
(11,183,175)	(23,563,885)	(202,996,696)	(56,945,131)

42,025,042	39,365,229	50,494,339	82,777,482
5,750,299	12,515,145	148,524,918	46,086,723
(60,592,796)	(81,001,057)	(277,336,714)	(170,721,222)
(12,817,455)	(29,120,683)	(78,317,457)	(41,857,017)

2,039,958	2,279,150
150,557	270,949
(501,090)	(3,330,517)
1,689,425	(780,418)

35,275,336	45,847,131	195,644,828	59,873,990

3,561,503	7,208,966	46,821,995	8,357,025
(18,280,667)	(60,480,878)	(20,272,498)	(52,446,577)
20,556,172	(7,424,781)	222,194,325	15,784,438

58,321	94,815	421,792	1,392,665
14,197	41,284	—	167,031
(877,900)	(79,728)	(6,966,369)	(1,532,141)
(805,382)	56,371	(6,544,577)	27,555

8,622,760	(37,269,511)	137,332,291	(26,045,024)
15,566,652	(9,662,865)	51,800,062	23,146,094

401,397,504	411,060,369	1,882,554,100	1,859,408,006
$416,964,156	$401,397,504	$1,934,354,162	$1,882,554,100
$(122,865)	$(123,109)	$8,353,308	$7,117,337

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets—Shares of Beneficial Interest

	Large Cap Fund
	(Unaudited) Period Ended 6/30/17	Period Ended 12/31/16[1]
Individual Investor Class
Shares sold	34,366	102
Shares issued in reinvestment of distributions	239	—
Shares redeemed	(1)	—
Net increase (decrease) in shares outstanding	34,604	102

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	219,221	—
Shares issued in in kind subscription	—	79,689,550
Shares issued in reinvestment of distributions	745,387	53,604
Shares redeemed	(8,600,090)	—
Net increase (decrease) in shares outstanding	(7,635,482)	79,743,154

Class R
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

	ESG Beta Dividend Fund
	(Unaudited) Period Ended 6/30/17	Period Ended 12/31/16[1]
Individual Investor Class
Shares sold	26,803	1
Shares issued in reinvestment of distributions	238	—
Shares redeemed	(98)	—
Net increase (decrease) in shares outstanding	26,943	1

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	3,451	—
Shares issued in in kind subscription	—	13,838,793
Shares issued in reinvestment of distributions	143,059	15,917
Shares redeemed	(766,116)	—
Net increase (decrease) in shares outstanding	(619,606)	13,854,710

Class R
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

[1]	Commencement of Operations is December 12, 2016.
[2]	Commencement of Operations is March 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS

Mid Cap Fund		Small Cap Fund		ESG Beta Quality Fund
(Unaudited) Period Ended 6/30/17	Period Ended 12/31/16[2]	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16

44,285	38,617	2,956,404	5,543,358	456,429	785,969
21	515	209,508	372,066	75,102	886,027
(2,081)	(10,290)	(4,030,010)	(4,477,132)	(1,518,927)	(1,335,262)
42,225	28,842	(864,098)	1,438,292	(987,396)	336,734

		445,967	1,007,794	78,390	67,906
		32,158	51,030	2,720	21,483
		(358,038)	(619,185)	(14,443)	(20,161)
		120,087	439,639	66,667	69,228

11,991	5,951	11,106,366	16,874,824	643,402	507,308
—	15,961,414
16,523	348,069	427,990	603,625	15,921	130,881
(3,187,086)	(36)	(6,451,131)	(5,737,566)	(388,318)	(1,203,977)
(3,158,572)	16,315,398	5,083,225	11,740,883	271,005	(565,788)

		87,827	186,713	3,443	27,982
		—	3,119	—	8,653
		(395,092)	(97,729)	(98,567)	(33,376)
		(307,265)	92,103	(95,124)	3,259

MSCI EAFE ESG Leaders Index Fund		Global Women’s Index Fund		Global Environmental Markets Fund
(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16

3,465,177	7,099,277	646,133	783,031	1,652,534	2,894,496
197,485	274,700	37,287	58,493	30,833	46,021
(2,017,268)	(3,147,105)	(383,629)	(586,206)	(1,144,140)	(2,382,741)
1,645,394	4,226,872	299,791	255,318	539,227	557,776

				193,372	270,899
				2,920	4,400
				(82,797)	(399,469)
				113,495	(124,170)

10,591,629	21,525,533	878,421	1,057,931	6,246,352	6,612,461
—	—	—	—	—	—
818,544	1,170,900	21,478	22,387	80,333	103,437
(12,716,416)	(10,701,836)	(192,696)	(273,532)	(1,207,919)	(2,010,404)
(1,306,243)	11,994,597	707,203	806,786	5,118,766	4,705,494

16,743	72,575			24,488	60,156
—	2,829			—	578
(156,424)	(45,644)			(238,517)	(41,025)
(139,681)	29,760			(214,029)	19,709

SEE NOTES TO FINANCIAL STATEMENTS

[1]	Commencement of Operations is December 12, 2016.

	Core Bond Fund
	(Unaudited) Period Ended 6/30/17	Period Ended 12/31/16[1]
Individual Investor Class
Shares sold	228,241	10,846
Shares issued in reinvestment of distributions	1,541	7
Shares redeemed	(16,607)	—
Net increase (decrease) in shares outstanding	213,175	10,853

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase in shares outstanding

Institutional Class
Shares sold	7,044,339	—
Shares issued in in kind subscription	—	60,083,086
Shares issued in reinvestment of distributions	780,660	73,019
Shares redeemed	(691,056)	—
Net increase (decrease) in shares outstanding	7,133,943	60,156,105

Class R
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets—Shares of Beneficial Interest, continued

High Yield Bond Fund		Balanced Fund
(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16	(Unaudited) Period Ended 6/30/17	Year Ended 12/31/16

6,158,814	6,161,960	2,194,833	3,755,137
840,869	1,960,488	6,953,414	2,078,479
(8,879,168)	(12,729,382)	(11,857,041)	(7,723,141)
(1,879,485)	(4,606,934)	(2,708,794)	(1,889,525)

298,006	360,864
21,982	42,322
(73,203)	(512,931)
246,785	(109,745)

5,186,198	7,196,109	8,178,344	2,670,613

522,740	1,133,746	2,161,680	371,971
(2,691,691)	(9,572,756)	(872,007)	(2,332,984)
3,017,247	(1,242,901)	9,468,017	709,600

8,593	15,246	18,244	62,567
2,076	6,452	—	7,482
(127,793)	(12,339)	(296,680)	(69,429)
(117,124)	9,359	(278,436)	620

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains
Large Cap Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$9.91	$0.04	$0.82	$0.86	$0.04		$0.07
Period Ended December 31, 2016[5]	10.00	—	(0.08)	(0.08)	0.01		—
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$9.91	$0.05	$0.81	$0.86	$0.04		$0.07
Period Ended December 31, 2016[5]	10.00	0.01	(0.09)	(0.08)	0.01		—

Mid Cap Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$10.62	$0.03	$0.73	$0.76	$0.00	[8]	$—
Period Ended December 31, 2016[6]	10.00	0.14	0.70	0.84	0.12		0.10
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$10.61	$0.05	$0.73	$0.78	$0.01		$—
Period Ended December 31, 2016[6]	10.00	0.14	0.71	0.85	0.14		0.10

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

					Ratios to average net assets[3]
Total distributions		Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.11		$10.66	8.60%	$370	0.96%	0.81%	0.96%	21%
0.01		9.91	(0.83%)	1	0.96%	1.06%	0.96%	3%[7]

$0.11		$10.66	8.68%	$768,630	0.70%	0.90%	0.70%	21%
0.01		9.91	(0.83%)	789,950	0.71%	1.31%	0.71%	3%[7]

$0.00	[8]	$11.38	7.19%	$808	1.15%	0.27%	1.15%	15%
0.22		10.62	8.35%	306	1.15%	1.82%	1.15%	53%[7]

$0.01		$11.38	7.39%	$149,690	0.89%	0.42%	0.89%	15%
0.24		10.61	8.41%	173,176	0.90%	1.75%	0.90%	53%[7]

[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	Per share data is reflected from the Fund’s inception date of March 31, 2016.
[7]	For purposes of calculating the turnover ratio for the Large Cap Fund and Mid Cap Fund, transactions related to the in-kind subscription have been excluded.
[8]	Rounds to less than $0.005

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Small Cap Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$15.34	$0.02	$0.06	$0.08	$0.02	$0.17
Year Ended December 31, 2016	13.30	0.12	2.26	2.38	0.10	0.24
Year Ended December 31, 2015	13.92	0.03	(0.56)	(0.53)	0.02	0.07
Year Ended December 31, 2014	13.58	0.12	0.83	0.95	0.10	0.51
Year Ended December 31, 2013	10.58	0.10	4.43	4.53	0.11	1.42
Year Ended December 31, 2012	9.65	0.19	1.09	1.28	0.10	0.25
Class A
Period Ended June 30, 2017 (Unaudited)	$15.31	$0.02	$0.06	$0.08	$0.02	$0.17
Year Ended December 31, 2016	13.28	0.12	2.25	2.37	0.10	0.24
Year Ended December 31, 2015	13.90	0.03	(0.56)	(0.53)	0.02	0.07
Year Ended December 31, 2014	13.56	0.13	0.83	0.96	0.11	0.51
Period Ended December 31, 2013[5]	11.83	0.13	3.15	3.28	0.13	1.42
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$15.44	$0.04	$0.06	$0.10	$0.04	$0.17
Year Ended December 31, 2016	13.38	0.16	2.27	2.43	0.13	0.24
Year Ended December 31, 2015	14.00	0.06	(0.56)	(0.50)	0.05	0.07
Year Ended December 31, 2014	13.65	0.16	0.83	0.99	0.13	0.51
Year Ended December 31, 2013	10.62	0.15	4.44	4.59	0.14	1.42
Year Ended December 31, 2012	9.69	0.17	1.13	1.30	0.12	0.25

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.19	$15.23	0.58%	$257,022	1.16%	0.29%	1.16%	26%
0.34	15.34	17.90%	272,159	1.19%	0.82%	1.19%	49%
0.09	13.30	(3.85%)	216,844	1.22%	0.20%	1.23%	48%
0.61	13.92	7.06%	103,508	1.24%	0.88%	1.37%	167%
1.53	13.58	43.24%	45,890	1.24%	0.75%	1.66%	162%
0.35	10.58	13.55%	15,447	1.24%	1.89%	2.20%	166%

$0.19	$15.20	0.58%	$41,013	1.16%	0.31%	1.16%	26%
0.34	15.31	17.85%	39,477	1.19%	0.84%	1.19%	49%
0.09	13.28	(3.87%)	28,394	1.22%	0.19%	1.23%	48%
0.62	13.90	7.10%	19,698	1.24%	0.91%	1.37%	167%
1.55	13.56	28.10%	3,151	1.24%	1.36%	1.66%	162%

$0.21	$15.33	0.70%	$556,804	0.91%	0.58%	0.91%	26%
0.37	15.44	18.17%	482,315	0.94%	1.14%	0.94%	49%
0.12	13.38	(3.62%)	260,786	0.97%	0.44%	0.98%	48%
0.64	14.00	7.31%	77,469	0.99%	1.14%	1.11%	167%
1.56	13.65	43.64%	8,507	0.99%	1.10%	1.41%	162%
0.37	10.62	13.75%	442	0.99%	1.69%	1.95%	166%

[4]	Not annualized
[5]	Per share data is reflected from class inception date of May 1, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
ESG Beta Quality Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$16.90	$0.12	$1.31	$1.43	$0.12	$0.04
Year Ended December 31, 2016	17.55	0.16	0.95	1.11	0.16	1.60
Year Ended December 31, 2015	18.26	0.03	0.38	0.41	0.03	1.09
Year Ended December 31, 2014	17.08	0.12	1.87	1.99	0.11	0.70
Year Ended December 31, 2013	13.50	0.03	3.96	3.99	0.04	0.37
Year Ended December 31, 2012	11.96	0.05	1.51	1.56	0.02	—
Class A
Period Ended June 30, 2017 (Unaudited)	$16.86	$0.12	$1.30	$1.42	$0.12	$0.04
Year Ended December 31, 2016	17.52	0.17	0.93	1.10	0.16	1.60
Year Ended December 31, 2015	18.23	0.04	0.38	0.42	0.04	1.09
Year Ended December 31, 2014	17.06	0.08	1.91	1.99	0.12	0.70
Period Ended December 31, 2013[5]	14.39	—	3.09	3.09	0.05	0.37
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$17.34	$0.14	$1.35	$1.49	$0.14	$0.04
Year Ended December 31, 2016	17.97	0.19	0.99	1.18	0.21	1.60
Year Ended December 31, 2015	18.66	0.08	0.39	0.47	0.07	1.09
Year Ended December 31, 2014	17.44	0.16	1.91	2.07	0.15	0.70
Year Ended December 31, 2013	13.76	0.07	4.03	4.10	0.05	0.37
Year Ended December 31, 2012	12.19	0.08	1.56	1.64	0.07	—

ESG Beta Dividend Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$9.86	$0.11	$0.56	$0.67	$0.11	$0.00	[8]
Period Ended December 31, 2016[6]	9.96	0.01	(0.10)	(0.09)	0.01	—
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$9.86	$0.12	$0.56	$0.68	$0.11	$0.00	[8]
Period Ended December 31, 2016[6]	9.96	0.01	(0.10)	(0.09)	0.01	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized
[5]	Per share data is reflected from class inception date of May 1, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.16	$18.17	8.49%	$155,191	0.90%	1.32%	0.90%	21%
1.76	16.90	6.26%	161,041	1.07%	0.93%	1.09%	80%
1.12	17.55	2.20%	161,334	1.24%	0.18%	1.28%	26%
0.81	18.26	11.66%	159,794	1.26%	0.69%	1.32%	29%
0.41	17.08	29,61%	141,698	1.29%	0.18%	1.35%	27%
0.02	13.50	13.08%	123,870	1.29%	0.36%	1.44%	21%

$0.16	$18.12	8.47%	$5,826	0.90%	1.32%	0.90%	21%
1.76	16.86	6.24%	4,296	1.06%	0.96%	1.09%	80%
1.13	17.52	2.24%	3,251	1.24%	0.20%	1.28%	26%
0.82	18.23	11.68%	1,729	1.26%	0.47%	1.33%	29%
0.42	17.06	21.58%	289	1.29%	0.02%	1.35%	27%

$0.18	$18.65	8.64%	$34,711	0.65%	1.55%	0.65%	21%
1.81	17.34	6.49%	27,580	0.84%	1.08%	0.84%	80%
1.16	17.97	2.50%	38,741	0.99%	0.44%	1.03%	26%
0.85	18.66	11.91%	37,629	1.01%	0.91%	1.07%	29%
0.42	17.44	29.93%	28,590	1.04%	0.48%	1.10%	27%
0.07	13.76	13.35%	6,147	1.04%	0.63%	1.19%	21%

$0.11	$10.42	6.77%	$281	0.90%	2.10%	0.90%	15%
0.01	9.86	(0.89%)	0	0.90%	1.93%	0.90%	0%[7]

$0.11	$10.43	6.94%	$137,993	0.65%	2.28%	0.65%	15%
0.01	9.86	(0.89%)	136,601	0.65%	2.18%	0.65%	0%[7]

[6]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[7]	For purposes of calculating the turnover ratio for the ESG Beta Dividend Fund, transactions related to the in-kind subscription have been excluded.
[8]	Rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
MSCI EAFE ESG Leaders Index Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$7.79	$0.15	$0.94	$1.09	$0.14	$—
Year Ended December 31, 2016	8.13	0.20	(0.35)	(0.15)	0.19	—
Year Ended December 31, 2015	8.19	0.16	(0.08)	0.08	0.14	0.00	[7]
Period Ended December 31, 2014[5]	8.84	0.20	(0.70)	(0.50)	0.11	0.04
Institutional Class[6]
Period Ended June 30, 2017 (Unaudited)	$7.65	$0.15	$0.92	$1.07	$0.14	$—
Year Ended December 31, 2016	7.99	0.21	(0.34)	(0.13)	0.21	—
Year Ended December 31, 2015	8.05	0.18	(0.08)	0.10	0.16	0.00	[7]
Year Ended December 31, 2014	8.84	0.34	(0.80)	(0.46)	0.29	0.04
Year Ended December 31, 2013	7.23	0.19	1.51	1.70	0.17	—
Year Ended December 31, 2012	6.36	0.22	0.76	0.98	0.19	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized
[5]	Per share data is reflected from class inception date of March 31, 2014
[6]

Pax MSCI EAFE ESG Leaders Index Fund (formerly the Pax MSCI International ESG Index Fund) acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and the assets of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, on March 31, 2014 (the “Reorganizations”). Pax MSCI EAFE ESG Index ETF (the “Predecessor Fund”) is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, performance information shown for periods prior to the Reorganization is that of the Predecessor Fund. Per share data shown for periods prior to the Reorganization has been restated to reflect the share conversion that occurred upon completion of the Reorganizations.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

					Ratios to average net assets[3]
Total distributions	Equalization Credits and Charges	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.14	$—	$8.74	13.93%	$124,192	0.80%	3.55%	0.80%	29%[9]
0.19	—	7.79	(1.85%)	97,924	0.80%	2.55%	0.80%	44%[9]
0.14	—	8.13	0.91%	67,823	0.80%	1.94%	0.80%	86%[9]
0.15	—	8.19	(5.75%)	37,603	0.80%	2.27%	0.80%	36%[8,9]

$0.14	$—	$8.58	14.05%	$440,283	0.55%	3.62%	0.55%	29%[9]
0.21	—	7.65	(1.63%)	402,694	0.55%	2.76%	0.55%	44%[9]
0.16	—	7.99	1.16%	324,651	0.55%	2.13%	0.55%	86%[9]
0.33	—	8.05	(5.49%)	89,098	0.55%	3.91%	0.55%	36%[8,9]
0.17	0.08	8.84	24.96%	58,549	0.55%	2.34%	0.55%	12%
0.19	0.08	7.23	16.98%	13,162	0.55%	3.21%	0.55%	8%

[7]	Rounds to less than $0.01
[8]	For purposes of calculating turnover ratio for the Pax MSCI EAFE ESG Leaders Index Fund, transactions related to the Reorganization have been excluded.
[9]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Pax MSCI EAFE ESG Leaders Index Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 23% for the period ended June 30, 2017, 10% for the year ended December 31, 2016, 8% for the year ended December 31, 2015, and 15% for the year ended December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Women’s Index Fund[4]
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$20.56	$0.25	$2.28	$2.53	$0.22	$0.02
Year Ended December 31, 2016	19.75	0.39	0.79	1.18	0.37	—
Year Ended December 31, 2015	20.43	0.33	(0.53)	(0.20)	0.32	0.16
Year Ended December 31, 2014	21.78	0.47	0.84	1.31	0.45	2.21
Year Ended December 31, 2013	17.67	0.23	4.07	4.30	0.19	—
Year Ended December 31, 2012	15.90	0.23	1.76	1.99	0.22	—
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$20.65	$0.29	$2.29	$2.58	$0.25	$0.02
Year Ended December 31, 2016	19.83	0.42	0.82	1.24	0.42	—
Year Ended December 31, 2015	20.52	0.38	(0.54)	(0.16)	0.37	0.16
Year Ended December 31, 2014	21.86	0.39	0.99	1.38	0.51	2.21
Year Ended December 31, 2013	17.71	0.29	4.08	4.37	0.22	—
Year Ended December 31, 2012	15.94	0.27	1.77	2.04	0.27	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.24	$22.85	12.31%	$87,755	0.90%	2.32%	0.90%	26%[5]
0.37	20.56	6.01%	72,771	0.92%	1.93%	0.92%	49%[5]
0.48	19.75	(1.08%)	64,587	0.98%	1.62%	0.98%	50%[5]
2.66	20.43	5.95%	55,548	1.09%	2.13%	1.22%	134%[5]
0.19	21.78	24.56%	44,461	1.24%	1.17%	1.59%	28%
0.22	17.67	12.67%	33,988	1.24%	1.37%	1.69%	35%

$0.27	$22.96	12.47%	$58,401	0.65%	2.61%	0.65%	26%[5]
0.42	20.65	6.30%	37,920	0.67%	2.09%	0.67%	49%[5]
0.53	19.83	(0.86%)	20,422	0.74%	1.85%	0.74%	50%[5]
2.72	20.52	6.21%	13,146	0.78%	1.73%	0.84%	134%[5]
0.22	21.86	24.88%	1,914	0.99%	1.51%	1.34%	28%
0.27	17.71	12.92%	1,295	0.99%	1.56%	1.44%	35%

[4]

Effective June 4, 2014, the Global Women’s Index Fund acquired the assets of the Pax World Global Women’s Equality Fund, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for periods prior to June 4, 2014 is that of the Predecessor Fund.

[5]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Index Fund utilizes one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 3% for the period ended June 30, 2017, 21% for the year ended December 31, 2016, 25% for the year ended December 31, 2015, and 99% for the year ended December 31, 2014.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Environmental Markets Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$13.16	$0.07	$1.92	$1.99	$0.05	$—
Year Ended December 31, 2016	11.96	0.08	1.19	1.27	0.07	—
Year Ended December 31, 2015	12.25	0.04	(0.21)	(0.17)	0.04	0.08
Year Ended December 31, 2014	12.80	0.07	(0.42)	(0.35)	0.12	0.08
Year Ended December 31, 2013	9.88	0.07	3.07	3.14	0.20	0.02
Year Ended December 31, 2012	8.42	0.06	1.55	1.61	0.15	—
Class A
Period Ended June 30, 2017 (Unaudited)	$13.14	$0.06	$1.93	$1.99	$0.05	$—
Year Ended December 31, 2016	11.94	0.08	1.19	1.27	0.07	—
Year Ended December 31, 2015	12.23	0.04	(0.21)	(0.17)	0.04	0.08
Year Ended December 31, 2014	12.78	0.04	(0.38)	(0.34)	0.13	0.08
Period Ended December 31, 2013[5]	10.75	(0.02)	2.29	2.27	0.22	0.02
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$13.24	$0.09	$1.94	$2.03	$0.07	$—
Year Ended December 31, 2016	12.03	0.11	1.20	1.31	0.10	—
Year Ended December 31, 2015	12.31	0.07	(0.21)	(0.14)	0.06	0.08
Year Ended December 31, 2014	12.86	0.08	(0.40)	(0.32)	0.15	0.08
Year Ended December 31, 2013	9.92	0.09	3.10	3.19	0.23	0.02
Year Ended December 31, 2012	8.46	0.08	1.56	1.64	0.18	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.05	$15.10	15.12%	$148,811	1.23%	0.93%	1.23%	13%
0.07	13.16	10.62%	122,610	1.29%	0.61%	1.34%	30%
0.12	11.96	(1.45%)	104,712	1.40%	0.31%	1.41%	22%
0.20	12.25	(2.78%)	96,255	1.40%	0.56%	1.46%	27%
0.22	12.80	32.01%	94,214	1.40%	0.65%	1.54%	20%
0.15	9.88	19.27%	46,392	1.40%	0.64%	1.81%	46%

$0.05	$15.08	15.15%	$16,674	1.23%	0.92%	1.23%	13%
0.07	13.14	10.62%	13,042	1.30%	0.63%	1.34%	30%
0.12	11.94	(1.44%)	13,330	1.40%	0.30%	1.41%	22%
0.21	12.23	(2.73%)	9,763	1.40%	0.31%	1.46%	27%
0.24	12.78	21.32%	2,188	1.40%	(0.23%)	1.54%	20%

$0.07	$15.20	15.31%	$318,492	0.98%	1.22%	0.98%	13%
0.10	13.24	10.91%	209,759	1.04%	0.86%	1.09%	30%
0.14	12.03	(1.21%)	133,930	1.15%	0.55%	1.16%	22%
0.23	12.31	(2.53%)	87,605	1.15%	0.63%	1.21%	27%
0.25	12.86	32.37%	42,898	1.15%	0.78%	1.29%	20%
0.18	9.92	19.47%	10,644	1.15%	0.90%	1.56%	46%

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized
[5]	Per share data is reflected from class inception date of May 1, 2013.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Core Bond Fund
Individual Investor Class
Period Ended June 30, 2017	$10.01	$0.09	$0.10	$0.19	$0.11	$—
Period Ended December 31, 2016[5]	9.93	0.01	0.08	0.09	0.01	—
Institutional Class
Period Ended June 30, 2017	$10.01	$0.11	$0.09	$0.20	$0.12	$—
Period Ended December 31, 2016[5]	9.93	0.01	0.08	0.09	0.01	—

High Yield Bond Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$6.71	$0.18	$0.12	$0.30	$0.18	$—
Year Ended December 31, 2016	6.25	0.38	0.45	0.83	0.37	—
Year Ended December 31, 2015	7.03	0.40	(0.78)	(0.38)	0.40	—
Year Ended December 31, 2014	7.57	0.44	(0.53)	(0.09)	0.44	0.01
Year Ended December 31, 2013	7.53	0.46	0.07	0.53	0.48	0.01
Year Ended December 31, 2012	7.20	0.53	0.40	0.93	0.53	0.07
Class A
Period Ended June 30, 2017 (Unaudited)	$6.72	$0.18	$0.12	$0.30	$0.18	$—
Year Ended December 31, 2016	6.26	0.38	0.45	0.83	0.37	—
Year Ended December 31, 2015	7.04	0.40	(0.78)	(0.38)	0.40	—
Year Ended December 31, 2014	7.57	0.43	(0.51)	(0.08)	0.44	0.01
Period Ended December 31, 2013[7]	7.67	0.29	(0.08)	0.21	0.30	0.01
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$6.68	$0.19	$0.12	$0.31	$0.19	$—
Year Ended December 31, 2016	6.23	0.39	0.45	0.84	0.39	—
Year Ended December 31, 2015	7.01	0.42	(0.78)	(0.36)	0.42	—
Year Ended December 31, 2014	7.54	0.46	(0.52)	(0.06)	0.46	0.01
Year Ended December 31, 2013	7.50	0.47	0.05	0.52	0.47	0.01
Year Ended December 31, 2012	7.17	0.55	0.40	0.95	0.55	0.07

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.11	$10.09	1.86%	$2,260	0.72%	1.88%	0.72%	44%
0.01	10.01	0.87%	109	0.74%	1.99%	0.74%	1%[6]

$0.12	$10.09	1.98%	$678,736	0.46%	2.17%	0.46%	44%
0.01	10.01	0.93%	602,384	0.49%	2.23%	0.49%	1%[6]

$0.18	$6.83	4.50%	$220,097	0.97%	5.33%	0.97%	52%
0.37	6.71	13.81%	228,936	0.99%	5.90%	0.99%	111%
0.40	6.25	(5.74%)	242,038	0.96%	5.82%	0.96%	78%
0.45	7.03	(1.41%)[8]	351,180	0.98%	5.81%	0.98%	74%
0.49	7.57	6.91%	472,484	0.96%	6.05%	0.96%	58%
0.60	7.53	13.41%	346,071	0.98%	7.20%	0.98%	73%

$0.18	$6.84	4.50%	$7,408	0.97%	5.32%	0.97%	52%
0.37	6.72	13.80%	5,623	0.98%	5.88%	0.98%	111%
0.40	6.26	(5.73%)	5,923	0.96%	5.87%	0.96%	78%
0.45	7.04	(1.27%)[8]	3,061	0.98%	5.80%	0.98%	74%
0.31	7.57	2.78%	786	0.96%	5.87%	0.96%	58%

$0.19	$6.80	4.64%	$189,459	0.72%	5.58%	0.72%	52%
0.39	6.68	13.96%	166,051	0.74%	6.15%	0.74%	111%
0.42	6.23	(5.54%)	162,425	0.71%	6.08%	0.71%	78%
0.47	7.01	(1.05%)[8]	201,435	0.73%	6.07%	0.73%	74%
0.48	7.54	7.18%	187,522	0.71%	6.32%	0.71%	58%
0.62	7.50	13.72%	135,382	0.73%	7.46%	0.73%	73%

[5]	Per share data is reflected from the Fund’s inception date of December 16, 2016.
[6]	For purposes of calculating the turnover ratio for the Core Bond Fund, transactions related to the in-kind subscription have been excluded.
[7]	Per share data is reflected from class inception date of May 1, 2013.
[8]

In 2014, the Investment Adviser reimbursed the Fund $90,278 for a realized loss incurred by the Fund due to a trading error. Before the reimbursement from Adviser for the loss on trading error, the difference in the total return for the year would have been less than 0.005% for each class of shares.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Balanced Fund
Individual Investor Class
Period Ended June 30, 2017 (Unaudited)	$22.34	$0.15	$1.26	$1.41	$0.14	$2.33
Year Ended December 31, 2016	21.76	0.29	0.97	1.26	0.29	0.39
Year Ended December 31, 2015	23.70	0.25	(0.37)	(0.12)	0.20	1.62
Year Ended December 31, 2014	24.47	0.23	1.72	1.95	0.22	2.50
Year Ended December 31, 2013	23.73	0.28	3.54	3.82	0.21	2.87
Year Ended December 31, 2012	21.67	0.34	2.09	2.43	0.37	—
Institutional Class
Period Ended June 30, 2017 (Unaudited)	$22.63	$0.24	$1.21	$1.45	$0.17	$2.33
Year Ended December 31, 2016	22.04	0.35	0.98	1.33	0.35	0.39
Year Ended December 31, 2015	23.97	0.32	(0.37)	(0.05)	0.26	1.62
Year Ended December 31, 2014	24.73	0.29	1.74	2.03	0.29	2.50
Year Ended December 31, 2013	23.94	0.35	3.58	3.93	0.27	2.87
Year Ended December 31, 2012	21.86	0.41	2.10	2.51	0.43	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$2.47	$21.28	6.27%	$1,463,326	0.29%	1.30%	0.30%[5]	6%
0.68	22.34	5.81%	1,596,717	0.77%	1.31%	0.87%	49%
1.82	21.76	(0.53%)	1,596,682	0.87%	1.08%	0.90%	61%
2.72	23.70	8.00%	1,740,414	0.91%	0.91%	0.92%	52%
3.08	24.47	16.34%	1,771,519	0.91%	1.12%	0.92%	62%
0.37	23.73	11.28%	1,685,217	0.94%	1.50%	0.94%	31%

$2.50	$21.58	6.37%	$471,028	0.04%	2.05%	0.05%[5]	6%
0.74	22.63	6.06%	279,574	0.52%	1.56%	0.62%	49%
1.88	22.04	(0.23%)	256,640	0.62%	1.34%	0.65%	61%
2.79	23.97	8.21%	248,979	0.66%	1.16%	0.67%	52%
3.14	24.73	16.70%	225,325	0.66%	1.37%	0.67%	62%
0.43	23.94	11.56%	142,848	0.69%	1.75%	0.69%	31%

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized
[5]

The expense ratio of the Balanced Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds for the period January 1, 2017 through June 30, 2017 were 0.63%.

SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2017
Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2017, Trust I offered ten investment funds: Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Balanced Fund (the “Balanced Fund”).

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III (each a “Trust”, collectively, the “Trusts”).

Effective May 1, 2017, the name of the Pax MSCI International ESG Index Fund changed to Pax MSCI EAFE ESG Leaders Index Fund.

The Large Cap Fund, Mid Cap Fund, ESG Beta Dividend Fund, EAFE ESG Leaders Fund, Global Women’s Index Fund, Core Bond Fund and Balanced Fund each offer two classes of shares—Individual Investor Class shares and Institutional Class shares. The Small Cap Fund, ESG Beta Quality Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Individual Investor Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

June 30, 2017

On May 1, 2017 all Class R shares of the Small Cap Fund, ESG Beta Quality Fund, EAFE ESG Leaders Fund, Global Environmental Markets Fund, High Yield Bond Fund and Balanced Fund were automatically converted to Individual Investor Class Shares of the same Fund.

The Funds seek to invest in forward-thinking companies with sustainable business models that meet positive environmental, social and governance standards. The Funds avoid investing in companies that their investment adviser determines are significantly involved in the manufacture of weapons or weapons-related products, manufacture tobacco products or engage in unethical business practices.

The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stock and warrants) of companies that, when purchased, have market capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

The Mid Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell Midcap Index as measured by market capitalization.

The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

The ESG Beta Quality Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, primarily in large-capitalization domestic equity securities of companies that the Adviser believes have strong Environmental, Social and Governance (ESG) profiles and that exhibit higher “quality” characteristics and reasonable valuations.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

The ESG Beta Dividend Fund’s investment objective is income and capital appreciation. As a secondary objective and to the extent consistent with its primary investment objective, the ESG Beta Dividend Fund seeks capital preservation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities that pay dividends.

The EAFE ESG Leaders Fund’s investment objective is to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total assets in the component securities of the MSCI EAFE ESG Leaders Index and in american depositary receipts, global depositary receipts and euro depositary receipts representing component securities of the MSCI EAFE ESG Leaders Index.

The Global Women’s Index Fund’s investment objective is to seek investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Pax Global Women’s Leadership Index (the “Women’s Index”), while maintaining risk characteristics that the Adviser believes are generally similar to those of the Women’s Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total assets in the component securities of the Women’s Index and in American depositary Receipts, global depositary receipts and euro depositary receipts representing the component securities of the Women’s Index, or an enhanced, optimized or representative sampling of the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Index Fund would normally invest at least 30% of its assets) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry. Under normal market conditions the Fund will primarily invest in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world including at least 40% of its net assets in the securities of non-U.S. issuers.

June 30, 2017

The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States Government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard and Poor’s Ratings Group or Baa or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.

The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes and debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service and other fixed income securities that are determined by the High Yield Bond Fund’s investment adviser to be of comparable quality (commonly referred to as “junk bonds”).

The Balanced Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund seeks to achieve its investment objective, under normal market conditions, by investing (directly or indirectly through the use of Underlying Funds) approximately 60%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-40% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets

June 30, 2017
Notes to Financial Statements (Unaudited), continued

and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply Investment Company accounting and reporting guidance.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including

June 30, 2017

several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which fair value pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2017, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $265,516 representing 0.04% of the Fund’s net asset value, and the High Yield Bond Fund held three securities fair valued at $382,246, representing 0.05% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

● Level 1 –	unadjusted quoted prices in active markets for identical investments

● Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

June 30, 2017

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2017:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$764,202,384	$—	$—	$764,202,384
Cash Equivalents	12,666,833	—	—	$12,666,833
Total	$776,869,217	$—	$—	$776,869,217
Mid Cap
Common Stocks	$143,390,960	$—	$—	$143,390,960
Cash Equivalents	7,587,246	—	—	7,587,246
Total	$150,978,206	$—	$—	$150,978,206
Small Cap
Common Stocks	$801,834,378	$—	$—	$801,834,378
Exchange Traded Funds	10,264,306	—	—	10,264,306
Cash Equivalents	68,156,879	—	—	68,156,879
Total	$880,255,563	$—	$—	$880,255,563
ESG Beta Quality
Common Stocks	$194,589,660	$—	$—	$194,589,660
Cash Equivalents	2,029,282	—	—	2,029,282
Total	$196,618,942	$—	$—	$196,618,942
ESG Beta Dividend
Common Stocks	$136,800,850	$—	$—	$136,800,850
Cash Equivalents	1,880,453	—	—	1,880,453
Total	$138,681,303	$—	$—	$138,681,303
EAFE ESG Leaders
Common Stocks	$5,322,263	$542,372,083	$—	$547,694,346
Preferred Stocks	—	2,891,171	—	2,891,171
Exchange Traded Funds	9,906,358	—	—	9,906,358
Cash Equivalents	574,383	—	—	574,383
Total	$15,803,004	$545,263,254	$—	$561,066,258

June 30, 2017
Notes to Financial Statements (Unaudited), continued

	Level 1	Level 2	Level 3*	Totals
Global Women’s Index
Common Stocks	$95,979,442	$46,641,368	$—	$142,620,809
Preferred Stocks	—	225,863	—	225,863
Exchange Traded Funds	2,658,145	—	—	2,658,145
Cash Equivalents	1,164,639	—	—	1,164,639
Total	$99,802,225	$46,867,231	$—	$146,669,456
Global Environmental Markets
Common Stocks	$271,146,630	$200,882,125	$—	$472,028,755
Cash Equivalents	11,231,383	—	—	$11,231,383
Total	$282,378,013	$200,882,125	$—	$483,260,138
Core Bond
Community Investment Notes	$—	$3,098,394	$265,516	$3,363,910
Corporate Bonds	—	196,530,834	—	196,530,834
U.S. Gov't Agency Bonds	—	19,804,471	—	19,804,471
Government Bonds	—	5,172,605	—	5,172,605
Municipal Bonds	—	34,439,646	—	34,439,646
U.S. Treasury Notes	—	230,578,318	—	230,578,318
Mortgage-Backed Securities	—	180,606,409	—	180,606,409
Cash Equivalents	15,604,117	348,000	—	15,952,117
Total	$15,604,117	$670,578,677	$265,516	$686,448,310
High Yield Bond
Common Stocks	$2,092,270	$—	$382,246	$2,474,516
Preferred Stocks	—	—	0	0
Corporate Bonds	—	374,735,100	—	374,735,100
Loans	—	12,785,708	—	12,785,708
Cash Equivalents	16,820,899	1,200,873	—	18,021,772
Total	$18,913,169	$388,721,681	$382,246	$408,017,096
Balanced
Affiliated Investment Companies	$1,917,036,239	$—	$—	$1,917,036,239
Cash Equivalents	18,249,281	—	—	18,249,281
Total	$1,935,285,520	$—	$—	$1,935,285,520

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

June 30, 2017

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Notes
Balance as of December 31, 2016	$265,516
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	—
Purchases/Received in Exchange	—
Sales/Maturities	—
Transfers in to and/or out of Level Three	—
Balance as of June 30, 2017	$265,516

High Yield Bond
Stocks
Balance as of December 31, 2016	$0
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	(117,855)
Purchases/Received in Exchange	500,101
Sales	—
Transfers in to and/or out of Level Three	—
Balance as of June 30, 2017	$382,246

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $40,538 for the Global Women’s Index Fund and $22,895,864 for the Global Environmental Markets Fund and Level 2 to Level 1 transfers were: $2,547,778 for the EAFE ESG Leaders Fund, $52,350 for the Global Women’s Index Fund and $15,747,111 for the Global Environmental Markets Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually. The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.

Federal Income Taxes Each of the Funds intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject

June 30, 2017

to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no Federal income or excise tax provision is required. The Funds are treated as separate entities for U.S. Federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At June 30, 2017, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of June 30, 2017, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value*	Over (Under) Collateralized
Large Cap	$9,509,135	$1,105,456	$8,575,292	$171,613
Mid Cap	3,341,994	1,557,500	1,852,403	67,909
Small Cap	74,784,921	27,506,219	48,690,538	1,411,836
ESG Beta Quality	14,025,300	1,019,376	13,311,588	305,664
ESG Beta Dividend	10,287,319	539,610	10,005,672	257,963
Global Women's Index	3,926,161	731,643	3,299,718	105,200
Core Bond	17,581,354	5,939,985	12,048,750	407,381

*	Non-cash collateral is not included in the financial statements.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund and Women’s Index Fund all of the securities on loan at June 30, 2017 are classified as Common Stocks, and for the Core Bond Fund all of the securities on loan at June 30, 2017 are classified as U.S. Treasury and Agency securities in each Fund’s Schedule of Investments.

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

Trust I and Trust III have entered into Investment Advisory Contracts (the “Management Contracts”) with Pax World Management LLC and Pax Ellevate Management LLC, respectively (each, the “Adviser”, and collectively, the

June 30, 2017

“Advisers”). Pursuant to the terms of the Management Contracts, the Advisers, subject to the supervision of the Boards of Trustees of the Trusts, are responsible for managing the assets of the Funds in accordance with the Funds’ investment objective, investment programs and policies.

Pursuant to the Management Contracts, the Advisers have contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Advisers also have contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Advisers at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Average Net Asset Value of Fund
Fund	Annual Rate
Large Cap	0.65%
Mid Cap	0.75%
Small Cap	0.75%
ESG Beta Quality	0.65%[1]
ESG Beta Dividend	0.65%[1]
EAFE ESG Leaders	0.55%[1]
Global Women's Index	0.65%[1]
Global Environmental Markets	0.80%
Core Bond	0.40%
High Yield Bond	0.50%
Balanced Fund	0.05%[1,2]

[1]

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of government agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

[2]

Effective December 12, 2016, the Balanced Fund changed its expense structure to a unified fee. The Adviser has voluntarily agreed to waive 0.01% of the management fee, resulting in a net fee rate of 0.04%. This arrangement will continue to at least December 31, 2017, unless modified or terminated by the Fund’s Trustees.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

For the period ended June 30, 2017, the Funds incurred the following advisory fees:

Fund	Amount
Large Cap	$ 2,535,025
Mid Cap	594,961
Small Cap	3,136,348
ESG Beta Quality	633,139
ESG Beta Dividend	451,795
EAFE ESG Leaders	1,424,299
Global Women's Index	410,687
Global Environmental Markets	1,623,330
Core Bond	1,334,763
High Yield Bond	1,030,988
Balanced	477,391

The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

	Expense Caps
Fund	Individual Investor	Class A	Institutional	Class R
ESG Beta Quality [1]	0.90%	0.90%	0.65%	1.15%
ESG Beta Dividend [1]	0.90%		0.65%
EAFE ESG Leaders [1]	0.80%		0.55%	1.05%
Global Environmental Markets [2]	1.23%	1.23%	0.98%	1.48%
Global Women's Index [1]	0.90%		0.65%
Balanced Fund [1]	0.30%		0.05%	0.55%

[1]

Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.

[2]

The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent they exceed the expense caps indicated. This reimbursement arrangement may not be amended or terminated without the approval of the Fund’s Board of Trustees before December 31, 2018.

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

June 30, 2017

For the period ended June 30, 2017, the dollar amount of expense reimbursements were as follows:

	Total Expenses Reimbursed by Adviser
Fund	Individual Investor	Class A	Institutional
Global Environmental Markets	$9,983	$1,090	$19,742

In addition, the Adviser voluntarily waived $95,478 of its management fee from the Balanced Fund.

The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Individual Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.

Several individuals who are officers and/or Trustees of the Trusts are also employees of the Advisers.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds for the period ended June 30, 2017 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$166,459,629	$—	$253,288,199	$—
Mid Cap	23,494,835	—	54,541,131	—
Small Cap	238,858,353	—	207,482,422	—
ESG Beta Quality	39,795,533	—	52,255,544	—
ESG Beta Dividend	21,168,868	—	28,581,540	—
EAFE ESG Leaders	149,532,269	—	149,155,319	—
Global Women's Index	54,695,084	—	32,478,936	—
Global Environmental Markets	130,074,084	—	50,103,129	—
Core Bond	137,923,332	241,996,260	109,006,129	180,675,017
High Yield Bond	206,447,868	—	202,228,647	—
Balanced	119,497,021	—	164,500,042	—

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at June 30, 2017 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2017 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$601,780,850	$180,308,931	$5,220,564	$175,088,367
Mid Cap	125,477,789	27,731,626	2,231,209	25,500,417
Small Cap	817,774,097	106,366,890	43,885,424	62,481,466
ESG Beta Quality	130,757,121	67,303,120	1,441,299	65,861,821
ESG Beta Dividend	124,547,372	16,255,530	2,121,599	14,133,931
EAFE ESG Leaders	526,699,109	60,419,471	26,052,322	34,367,149
Global Women's Index	131,029,935	20,690,039	5,050,518	15,639,521
Global Environmental Markets	391,339,705	92,794,932	874,499	91,920,433
Core Bond	685,315,744	5,383,181	4,250,616	1,132,565
High Yield Bond	404,284,203	14,625,416	10,892,524	3,732,892
Balanced	1,852,274,539	83,010,981	—	83,010,981

At June 30, 2017 the Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, EAFE ESG Leaders Fund, Global Women’s Fund, Global Environmental Markets Fund and Balanced Fund had unrealized foreign currency gains (losses) of $11; $68; ($1,230); $45,293; $1,430; $5,375; and ($10,676), respectively.

June 30, 2017

Options Transactions The Funds may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities. The Funds generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon the exercise of the option.

Options are valued daily based upon the last sale price of the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sale for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Schedules of Investments. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in the notes to the Schedules of Investments. Options written are reported as a liability in the Statements of Assets and Liabilities. Realized gains and losses are reported in the Statements of Operations.

There are risks associated with transactions in options on securities. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases above the exercise price and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security continues to decrease after the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction before the exercise date if a liquid secondary market does not exist.

There were no purchased options as of and during the period ended June 30, 2017. The Funds did not hold any open written equity option contracts as of June 30, 2017.

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the

June 30, 2017
Notes to Financial Statements (Unaudited), continued

agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2017, there is no collateral held at the counterparty for these positions that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2017.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At June 30, 2017, the Balanced Fund held the following investments in affiliated Funds:

Fund	Shares Held at 6/30/17	Value at 12/31/16	Gross Additions	Gross Reductions	Value at 06/30/17	Income Distributions
Balanced
Core Bond	67,188,043	$602,162,621	$77,361,702	$7,000,010	$677,927,358	$7,816,440
EAFE ESG Leaders	21,591,997	160,157,829	33,105,049	25,000,000	185,259,332	3,105,049
ESG Beta Dividend	13,231,616	136,607,447	1,498,877	8,000,010	138,005,757	1,497,035
Large Cap	71,887,849	790,254,663	7,976,529	89,500,010	766,324,475	3,254,313
Mid Cap	13,138,780	173,042,330	187,456	35,000,011	149,519,317	187,444
Total		$1,862,224,890	$120,129,613	$164,500,041	$1,917,036,239	$15,860,281

Income distributions from affiliates are included as dividend income and capital gain dividends are included as realized gains on the Statement of Operations. Gross additions include reinvestment of dividends.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2017, the EAFE ESG Leaders Fund and Global Women’s Index Fund engaged in cross-trades. The EAFE ESG Leaders Fund and Global Women’s Index Fund had total purchases of $474,267 and $1,021,576 and total sales of $1,021,576 and $474,267, respectively. The EAFE ESG Leaders realized net losses of $1,681 and the Global Women’s Index Fund realized net losses of $32 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand

June 30, 2017

that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At June 30, 2017, the Core Bond Fund held $19,020,109 or 2.79% of net assets and the High Yield Bond Fund held $207,883,850 or 49.86% of net assets in securities exempt from registration under Rule 144A of the Act.

At June 30, 2017, the Core Bond Fund held $265,516 of illiquid securities representing 0.04% of net assets and High Yield Bond Fund held $13,222,853 of illiquid securities, representing 3.17% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Security	Acquisition Date Range	Cost	Market Value
Core Bond Fund
CINI Investment Note, 2.000%, 11/01/17	11/01/14 - 11/01/15	$265,516	$265,516
High Yield Bond Fund
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	382,246
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	7,744,640	3,859,354
ION Geophysical Corp., 9.125%, 12/15/21	05/08/13 - 05/08/13	3,935,746	3,487,500
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 10/07/16	571,946	575,490
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,880,820	2,757,225
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	3,645,927	2,161,038

NOTE D—Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss)

June 30, 2017
Notes to Financial Statements (Unaudited), continued

and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

The tax character of distributions paid during 2017 and 2016 was as follows:

	Distributions paid in 2017		Distributions paid in 2016
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
Large Cap	$3,405,663	$4,597,959	$537,108	$—
Mid Cap	187,950	—	3,723,297	—
Small Cap	10,965,464	560,783	15,321,236	2,787,597
ESG Beta Quality	1,338,125	475,448	1,774,751	16,990,724
ESG Beta Dividend	1,500,220	1,883	157,691	680
EAFE ESG Leaders	9,226,334	—	12,683,584	—
Global Women's Index	1,568,056	—	1,923,585	—
Global Environmental Markets	1,925,627	—	2,166,819	—
Core Bond	7,879,161	—	730,985	—
High Yield Bond	11,183,175	—	23,563,885	—
Balanced	35,128,173	167,868,523	24,752,936	32,192,195

During the period from November 1, 2016 through December 31, 2016, Global Environmental Markets incurred a qualified ordinary late-year loss of $76,594 and the Mid Cap Fund incurred a qualified capital late-year loss of $410,264. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2017.

As of December 31, 2016, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-term	Long-term
EAFE ESG Leaders	$6,292,554	$9,957,953
Global Environmental Markets	597,892	744,639
Core Bond Fund	14,536	—
High Yield Bond	30,785,566	29,370,288

Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2013 through 2016). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. Management has concluded that, as of and during the year ended December 31, 2016, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

June 30, 2017

Recent Accounting Pronouncements In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes Investment Company reporting by requiring the filing of new forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to forms N-PORT and N-CEN must be adopted by June 1, 2018, while the amended disclosures must be included in registration statement filings made on or after August 1, 2017. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

In October 2016, the Commission issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC. The requirements of this final rule must be adopted 24 months after publication in the Federal Register. Management is currently assessing the impact of this rule to the Fund’s financial statements and other filings.

NOTE E—Board Approval of Advisory and Sub-Advisory Agreements

Review Process. The 1940 Act requires that the Trustees of the Trusts request and evaluate, and that the Advisers furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the relevant Trust’s Management Contracts. Similarly, the 1940 Act requires that the Trustees of Trust I request and evaluate, and that each of Impax Asset Management Ltd. (“Impax”) and Aperio Group, LLC (“Aperio”) (each a “Subadviser” and collectively, the “Subadvisers”) furnish, such information as may reasonably be necessary for the Trustees of Trust I to evaluate the terms of its respective subadvisory contract (each a “Subadvisory Contract” and collectively, the “Subadvisory Contracts”) among Trust I, PWM and such Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met in person in March and June of 2017 for the purpose of considering the Management Contracts and each Subadvisory Contract (the “contract review

June 30, 2017
Notes to Financial Statements (Unaudited), continued

meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Advisers and each Subadviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and each Subadvisory Contract with representatives of the Advisers. The Independent Trustees were assisted in their evaluation of the Management Contracts and each Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each applicable Fund; however, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services. In considering the Management Contracts and each Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory services provided to each Trust by the relevant Adviser and, with respect to Trust I, each Subadviser. They considered the terms of the relevant Management Contract and each Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:

●	the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services,

●	the investment program used by each Adviser and Subadviser to manage the Funds,

June 30, 2017

●	possible conflicts of interest and fall-out benefits,

●	brokerage practices,

●	the compliance functions of each Adviser and Subadviser, and

●	financial results, assets under management and other information relating to the financial resources of each Adviser.

In addition to considering the Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the relevant Trust by its Adviser. They also took into account information concerning the investment philosophies and processes used by the Advisers and each Subadviser in managing the Pax Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Advisers and each Subadviser, including research services acquired with “soft dollars” available to the Advisers and each Subadviser as a result of securities transactions effected for the Funds.

The Trustees considered, among other matters, that each Adviser provides the relevant Trust with office space and personnel, and provides oversight and coordination of the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Advisers’ compliance and operational functions, as well as the resources being devoted by the Advisers to such functions.

The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the scope of the services provided to each Fund under the relevant Management Contract, and to each Fund by its applicable Subadviser, was consistent with such Fund’s operational requirements; that the Advisers have the capabilities, resources and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent and quality of the services provided by the Advisers to the relevant Trust, and each applicable Subadviser to each Fund, were sufficient to warrant approval of the Management Contracts and each Subadvisory Contract.

Fund Performance. In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of each Fund, comparing each Fund’s investment results with those of other mutual funds within their Broadridge peer group over the 1-, 3-, 5- and

June 30, 2017
Notes to Financial Statements (Unaudited), continued

10-year periods (to the extent the Fund had been in existence) ended March 31, 2017. The Trustees, including the Independent Trustees, considered the extent to which the performance of each Fund might be compared to that of other mutual funds that employ sustainable or socially responsible investing practices, but in light of the limited number of such funds pursuing investment strategies similar to those of the Funds, determined that the broader peer groups identified by Broadridge may represent a more appropriate comparison. The Independent Trustees considered, in particular, that the Balanced Fund had outperformed its Broadridge performance universe average for the 3-year period, but had underperformed its performance universe for the 1-, 5-, and 10-year periods. The Independent Trustees also considered that the Balanced Fund’s performance relative to its performance universe had improved since the Fund was restructured in early 2015. The Trustees further considered PWM’s process for determining the Balanced Fund’s allocations between equities and fixed income and between U.S. and international investments as well as PWM’s belief that the services provided to the Balanced Fund, which invests in other Pax Funds, were not duplicative of services provided to such other Pax Funds. The Independent Trustees considered that each of the Large Cap Fund and ESG Beta Quality Fund had performed in line with its Broadridge performance universe average since inception and since a mandate change effective June 30, 2016, respectively. The Independent Trustees considered that each of the Small Cap Fund and EAFE ESG Leaders Fund had outperformed its Broadridge performance universe average for the 3- and 5-year periods and since inception, but had underperformed its performance universe average for the 1-year period. The Independent Trustees considered that the Mid Cap Fund had underperformed its Broadridge performance universe average for the 1-year period and since inception. The Independent Trustees considered that the Global Environmental Markets Fund had outperformed its Broadridge performance universe average for the 3- and 5-year periods, but had underperformed its performance universe average for the 1-year period and since inception. The Independent Trustees considered that the ESG Beta Dividend Fund had outperformed its Broadridge performance universe for the since inception period. The Independent Trustees considered that the Global Women’s Index Fund had outperformed its Broadridge performance universe average for the 3- and 5-year periods and since it was reorganized in 2014, but had underperformed its performance universe average for the 1-year period. The Trustees noted that the performance of the Global Women’s Index Fund for periods prior to its reorganization as a series of Trust III was that of the Global Women’s Equality Fund, which had followed a different investment strategy, and therefore may be of less relevance to an evaluation of PEM’s performance in managing the Global Women’s Index Fund. The Independent Trustees considered that the High Yield Bond Fund had outperformed its Broadridge performance universe average for

June 30, 2017

the 1-year period, but had underperformed its performance universe average for the 3-, 5- and 10-year periods. The Independent Trustees also considered that shorter-term performance results for the High Yield Bond Fund had continued to improve under new management. The Independent Trustees considered that the Core Bond Fund had underperformed its Broadridge performance universe average for the since inception period. The Independent Trustees also considered the steps taken by the Adviser to improve the performance of the Pax Funds that had underperformed their peers and/or benchmarks over longer periods.

In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive during the year detailed comparative performance information for each Pax Fund including performance relative to one or more selected securities indices or other benchmarks. The Trustees also considered the portfolio turnover rates of each Fund.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the relevant performance record and process in managing each Fund were sufficient to support approval of the Management Contracts and each Subadvisory Contract.

Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each Pax Fund to the relevant Adviser, and the Trustees of Trust I, including the Independent Trustees, considered subadvisory fees paid to each Subadviser by PWM, as well as each Fund’s distribution and service (Rule 12b-1) fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared by Broadridge regarding the expenses of each Fund relative to those of each Fund’s Broadridge peer group (or, for the Global Environmental Markets Fund, relative to a peer group identified by PWM as emphasizing clean technology investments). The Independent Trustees considered that the total expenses of each of the Funds (after giving effect to the expense reimbursements described below, if applicable), other than ESG Beta Quality, ESG Beta Dividend, EAFE ESG Leaders, Core Bond and High Yield Bond Funds, were below the median total expenses of its respective peer group. The Independent Trustees considered that the total expenses for each of the ESG Beta Quality Fund and the ESG Beta Dividend Fund were above average for, and equal to median total expenses of, its respective peer group. The Independent Trustees also considered that total expenses for each of the Core Bond Fund and High Yield Bond Fund were slightly above average for, though within the range of, its respective peer group. The Independent Trustees considered that the total expenses of the EAFE ESG Leaders Fund were thirteen basis points higher than its peer group. The Independent Trustees considered

June 30, 2017
Notes to Financial Statements (Unaudited), continued

supplemental information demonstrating that the EAFE ESG Leaders Fund was priced below peer socially-responsible investing index funds and that its peer group’s average expenses were driven lower by large index funds sponsored by large, well-known sponsors. The Independent Trustees also considered that the management fees of all actively managed Funds other than the Large Cap and the Core Bond Funds (after giving effect to the expense reimbursements described below, if applicable) were below their peer group average and median. In connection with their review, the Trustees of Trust I considered PWM’s agreement to reimburse the Global Environmental Markets Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares, 1.23% for Individual Investor Class shares and 1.23% for Class A shares before December 31, 2018. The Independent Trustees also noted that, under the Management Contracts with respect to the EAFE ESG Leaders Fund, the ESG Beta Quality Fund, the ESG Beta Dividend Fund, the Balanced Fund and the Global Women’s Index Fund, the relevant Adviser was obligated to pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

The Trustees of Trust I considered the expenses indirectly borne by the Balanced Fund through its investment in other funds (including funds advised by PWM), and the extent to which the services provided by PWM to such Fund afforded the Fund access to a more diversified investment portfolio than would otherwise have been practicable in light of the Funds’ current asset levels. The Trustees of each Trust noted that the relevant Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Funds, and considered the differences in the services provided and proposed to be provided to institutional clients and those provided to the Funds, as well as differences in the advisory fees charged and proposed to be charged to such clients and those charged to the Funds. The Trustees observed that the Funds’ advisory fees and total expenses remained generally in line with those of other mutual funds identified by Broadridge (or, for the Global Environmental Markets Fund, PWM).

The Trustees, including the Independent Trustees, also considered that most of the Funds, including the EAFE ESG Leaders Fund, are on the “Less Expenses” side of a 4-quadrant performance versus expenses summary, which is based on a 5-year

June 30, 2017

period. The Trustees considered that the Mid Cap Fund, which had expenses within 1 bps of its Broadridge performance universe, was split between the “Less Return Less Expenses” quadrant and the “Less Return More Expenses” quadrant. The Trustees considered that the High Yield Bond Fund, which had underperformed over the 5-year period, was in the “Less Return More Expenses” quadrant. The Trustees also noted that the new Funds, including the Large Cap Fund, the ESG Beta Dividend Fund and the Core Bond Fund, were excluded from the 4-quadrant performance versus expenses summary. Based on these observations, the Trustees concluded that the Pax Funds generally have lower expenses than their peers.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and each Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Advisers and each Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the fee waiver and reimbursement agreement described above.

Costs of Services Provided and Profitability. The Trustees of each Trust, including the Independent Trustees, reviewed information regarding the cost of services provided by each Adviser and the estimated profitability of each Adviser’s relationship with the relevant Trust, including a profitability report prepared by management detailing the costs of services provided to each Fund by the relevant Adviser, and the estimated profitability to PWM, for the year ended December 31, 2016, of its advisory relationship with each Fund, and the estimated profitability to PEM, for the year ended December 31, 2016, of its advisory relationship with the Global Women’s Index Fund. The Trustees recognized that each Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each Adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that each Adviser’s level of profitability from its relationship with the relevant Trust was not excessive. The Trustees of Trust I did not consider the profitability of any Subadvisory Contract to the relevant Subadviser because the structure of each Subadvisory Contract is such that any profits to the applicable Subadviser reduce the profitability of PWM, and the fees payable under each Subadvisory Contract are the product of arm’s-length bargaining between the applicable Subadviser and PWM.

June 30, 2017
Notes to Financial Statements (Unaudited), continued

Possible Fall-Out Benefits. The Trustees of Trust I, including the Independent Trustees, considered information regarding the direct and indirect benefits to PWM and each Subadviser from their relationships with the respective Pax Funds, including reputational and other “fall out” benefits. During the course of the year, the Trustees of Trust I received presentations from PWM about its trading practices and brokerage arrangements, including its policies with respect to research provided in connection with trade execution for the relevant Funds (soft dollar arrangements), and the Trustees of Trust I accepted the representation of PWM that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees of Trust I considered the receipt of these benefits in light of PWM’s profitability, and concluded that such benefits were not excessive.

The Trustees of Trust III, including the Independent Trustees, considered information regarding the direct and indirect benefits to PEM from its relationship with the Global Women’s Index Fund, including reputational and other “fall out” benefits. The Trustees of Trust III considered the receipt of these benefits in light of PEM’s profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Advisers and each Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Independent Trustees noted that PWM was still losing money on the Global Women’s Index Fund on a pre- and post- distribution basis and was losing money on a post-distribution basis on the High Yield Bond Fund and the EAFE ESG Leaders Fund. The Independent Trustees noted that many of the Funds are small by industry standards, and that it was therefore not necessary to engage in more substantive discussions of possible breakpoints or other fee reductions at this time. The Trustees further noted the fee waiver and reimbursement agreement described above. Based on these observations, the Independent Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the relevant Adviser and Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the Management Contracts with respect to each Fund and the continuation of the Subadvisory Contracts, was in the best interests of the Funds and should be approved.

June 30, 2017

NOTE F—Special Meeting of Shareholders

A Joint Special Meeting of Shareholders of the Trusts was held on June 6, 2017 at 10:00 a.m. ET, at the offices of the Trusts at 30 Penhallow Street, Suite 400, Portsmouth, NH. The matters voted upon and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes, as applicable to each matter, are as follows below. With respect to the Pax Balanced Fund, Pax ESG Beta Quality Fund and Pax High Yield Bond Fund, consideration of proposal 2 was adjourned to a later date. With respect to all funds, consideration of proposals 3 and 4 were adjourned to a later date.

Consideration of proposals 2, 3 and 4 took place on Thursday, June 29, 2017 at 10:00 a.m. ET, at the offices of the Trusts at 30 Penhallow Street, Suite 400, Portsmouth, NH.

Proposal 1a. For shareholders of Trust I Funds, to elect Adrian P. Anderson, Anne M. Goggin, Cynthia Hargadon, D’Anne Hurd, Joseph F. Keefe, John L. Liechty, Laurence A. Shadek and Nancy S. Taylor to serve as Trustees of Trust I.

1a.01: Election of Pax World Funds Series Trust I Trustee Adrian P. Anderson

For	Against/Withhold	Passed
382,980,716.793	8,024,082	Yes

1a.02: Election of Pax World Funds Series Trust I Trustee Anne M. Goggin

For	Against/Withhold	Passed
383,320,946.165	7,683,853	Yes

1a.03: Election of Pax World Funds Series Trust I Trustee Cynthia Hargadon

For	Against/Withhold	Passed
383,593,786.264	7,411,013	Yes

1a.04: Election of Pax World Funds Series Trust I Trustee D’Anne Hurd

For	Against/Withhold	Passed
383,488,471.490	7,516,327	Yes

1a.05: Election of Pax World Funds Series Trust I Trustee Joseph F. Keefe

For	Against/Withhold	Passed
382,924,654.949	8,080,144	Yes

June 30, 2017
Notes to Financial Statements (Unaudited), continued

1a.06: Election of Pax World Funds Series Trust I Trustee John L. Liechty

For	Against/Withhold	Passed
383,058,365.807	7,946,433	Yes

1a.07: Election of Pax World Funds Series Trust I Trustee Laurence A. Shadek

For	Against/Withhold	Passed
382,706,658.679	8,298,140	Yes

1a.08: Election of Pax World Funds Series Trust I Trustee Nancy S. Taylor

For	Against/Withhold	Passed
383,574,866.228	7,429,933	Yes

Proposal 1b. For shareholders of Pax Ellevate Global Women’s Index Fund, the only series of Trust III, to elect Adrian P. Anderson, Anne M. Goggin, Cynthia Hargadon, D’Anne Hurd, Joseph F. Keefe, Sallie Krawcheck, John L. Liechty and Nancy S. Taylor to serve as Trustees of Trust III.

1b.01: Election of Pax World Funds Series Trust III Trustee Adrian P. Anderson

For	Against/Withhold	Passed
3,049,288.323	181,589	Yes

1b.02: Election of Pax World Funds Series Trust III Trustee Anne M. Goggin

For	Against/Withhold	Passed
3,081,084.066	149,794	Yes

1b.03: Election of Pax World Funds Series Trust III Trustee Cynthia Hargadon

For	Against/Withhold	Passed
3,079,384.246	151,493	Yes

1b.04: Election of Pax World Funds Series Trust III Trustee D’Anne Hurd

For	Against/Withhold	Passed
3,074,080.347	156,797	Yes

1b.05: Election of Pax World Funds Series Trust III Trustee Joseph F. Keefe

For	Against/Withhold	Passed
3,044,598.150	186,280	Yes

June 30, 2017

1b.06: Election of Pax World Funds Series Trust III Trustee Sallie Krawcheck

For	Against/Withhold	Passed
3,080,877.359	150,000	Yes

1b.07: Election of Pax World Funds Series Trust III Trustee John L. Liechty

For	Against/Withhold	Passed
3,055,953.863	174,924	Yes

1b.08: Election of Pax World Funds Series Trust III Trustee Nancy S. Taylor

For	Against/Withhold	Passed
3,079,790.138	151,088	Yes

Proposal 2. For shareholders of Pax Balanced Fund, Pax ESG Beta Quality Fund and Pax High Yield Bond Fund, to approve the change in the investment objective of such Funds from fundamental to non-fundamental.

Fund	For	Against	Abstain	Broker Non-Vote	Passed
Balanced	40,085,503	9,667,458	4,222,593	5,176,045	Yes
ESG Beta Quality	5,575,283	1,477,883	626,689	1,101,468	Yes
High Yield Bond	31,432,880	4,833,695	1,522,269	11,857,540	Yes

Proposal 3. For shareholders of all Funds, to approve an amendment to the Funds’ fundamental investment restriction on lending.

Fund	For	Against	Abstain	Broker Non-Vote	Passed
Balanced	41,971,460	7,562,627	4,441,458	5,176,055	Yes
Core Bond	67,463,293	100	302	1,268	Yes
Ellevate Global Womens Index	2,379,771	152,023	206,222	664,228	Yes
ESG Beta Dividend	13,663,276	97	2,887	869	Yes
ESG Beta Quality	6,197,459	762,109	720,283	1,101,472	Yes
Global Environmental Markets	12,010,880	677,857	638,762	3,207,593	Yes
High Yield Bond	33,866,187	2,427,717	1,494,944	11,857,536	Yes
Large Cap	75,852,163	96	195	—	Yes
Mid Cap	14,486,787	—	—	5,292	Yes
ESG EAFE Leaders	40,342,942	636,358	453,179	9,170,767	Yes
Small Cap	31,025,572	654,033	773,587	8,488,225	Yes

June 30, 2017
Notes to Financial Statements (Unaudited), continued

Proposal 4. For shareholders of Trust I Funds and the only Trust III Fund, Pax Ellevate Global Women’s Index Fund, to authorize Pax World Management LLC and Pax Ellevate Management LLC, respectively, to enter into and materially amend investment sub-advisory agreements, with the approval of the Board of Trustees, but without obtaining additional shareholder approval.

Fund	For	Against	Abstain	Broker Non-Vote	Passed
Balanced	41,774,502	7,607,365	4,593,676	5,176,056	Yes
Core Bond	67,463,393	—	302	1,268	Yes
Global Womens Index	2,333,188	212,299	192,525	664,231	Yes
ESG Beta Dividend	13,663,236	137	2,887	869	Yes
ESG Beta Quality	6,221,864	794,806	663,185	1,101,468	Yes
Global Environmental Markets	11,946,947	793,761	586,790	3,207,593	Yes
High Yield Bond	32,557,013	3,808,311	1,423,520	11,857,541	Yes
Large Cap	75,852,258	96	100	—	Yes
Mid Cap	14,486,326	461	—	5,292	Yes
ESG EAFE Leaders	38,406,978	2,689,481	336,019	9,170,768	Yes
Small Cap	30,956,396	901,546	595,248	8,488,228	Yes

June 30, 2017

Proxy Voting (Unaudited)

You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Pax World (toll-free) at 800.767.1729 or visiting Pax World’s website at www.paxworld.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Disclosure (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Information contained in each Fund’s Form N-Qs may also be obtained by visiting Pax World’s website at www.paxworld.com or telephoning Pax World (toll-free) at 800.767.1729.

The Statement of Additional Information includes additional information about the trustees and is available upon request without charge by calling 800.767.1729 between the hours of 9:00 a.m. and 5:30 p.m. Eastern time or by visiting our website at www.paxworld.com.

June 30, 2017
Account Options and Services

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

Types of Accounts	Services

Regular Accounts: Individual, business and trust accounts are available for all Pax World Funds.

Traditional IRA Contributions to an IRA may be tax-deductible. Taxes are paid only when funds are withdrawn, when investors may be in a lower tax bracket.

Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.

SIMPLE IRA This is an easy-to maintain retirement plan designed for small businesses.

SEP IRA This is an employer funded retirement plan popular with small businesses and self-employed persons.

Education Savings Account & Uniform Gift to Minors Account (UGMA) These plans provide excellent ways to save for a child’s education.

Automatic Investment Plan You may arrange to have a fixed amount automatically deducted from your checking or savings account and invested in your Pax World account on a monthly or quarterly basis. Automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Online Account Access Utilizing a unique ID number and PIN, you can access your Pax World account balances or histories; purchase or redeem fund shares; or make exchanges between different Pax World Funds.

www.paxworld.com Learn all about Pax World through our web site! You can check Fund performance, read about our portfolio managers, view Connection—our quarterly newsletter, and see how Pax World voted on various proxies for the companies in our portfolios.

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the Pax World Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing info@paxworld.com or visiting www.paxworld.com. The performance data quoted herein represents past performance, which does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. In addition, current performance may be lower or higher than the performance data quoted herein. For more recent month-end performance information, please call 800.767.1729 or visit www.paxworld.com.

Distributor: ALPS Distributors, Inc. member of FINRA 8/17.

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PAX

Pax World Mutual Funds

For Tomorrow®

30 Penhallow Street, Suite 400
Portsmouth NH 03801

800.767.1729
www.paxworld.com

GO PAPERLESS WITH
eDELIVERY AND
SAVE A TREE!

Pax direct shareholders: Go to www.paxworld.com and log in to online account access. Advisor/Brokerage clients: Contact your investment professional.

Printed on recycled paper using soy-based inks.

PAX007275

Item 2.  Code of Ethics.

This disclosure is not required for the Semi-annual report filing.

Item 3.  Audit Committee Financial Expert.

This disclosure is not required for the Semi-annual report filing.

Item 4.  Principal Accountant Fees and Services.

This disclosure is not required for the Semi-annual report filing.

Item 5.  Audit Committee of Listed Registrants.

This disclosure is not applicable to the Registrant.

Item 6. Schedule of Investments.

A complete series of schedules of investments are included as part of the Report to Shareholders filed under Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This disclosure is not applicable to the Registrant, as it is an open-end investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Series Trust I

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	August 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	August 16, 2017

By (Signature and Title)		/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	August 16, 2017